UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number: 811-02354

Name of Fund: BlackRock Liquidity Funds

California Money Fund

Federal Trust Fund

FedFund

MuniCash

MuniFund

New York Money Fund

TempCash

TempFund

T-Fund

Treasury Trust Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Liquidity Funds,

55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2016

Date of reporting period: 10/31/2016

Item 1 – Report to Stockholders

OCTOBER 31, 2016

ANNUAL REPORT	BLACKROCK®

BlackRock Liquidity Funds

▶   Federal Trust Fund

▶   FedFund

▶   TempCash

▶   TempFund

▶   T-Fund

▶   Treasury Trust Fund

▶   MuniCash

▶   MuniFund

▶   California Money Fund

▶   New York Money Fund

Not FDIC Insured ∎ May Lose Value ∎ No Bank Guarantee

2	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016

The Markets in Review

Dear Shareholder,

Central bank policy decisions have continued to provide support to financial markets, while changing economic outlooks and geopolitical risks have been major drivers of investor sentiment. After ending its near-zero interest rate policy at the end of 2015, the Federal Reserve (the “Fed”) remained in focus as investors considered the anticipated pace of future rate hikes. With the European Central Bank and the Bank of Japan having moved into stimulus mode, the divergence in global monetary policies drove heightened market volatility at the beginning of 2016 and caused the U.S. dollar to strengthen considerably.

Financial markets had a rough start to the year as the strong dollar challenged U.S. companies that generate revenues overseas and pressured emerging market currencies and commodities prices. Low and volatile oil prices and signs of slowing growth in China were also meaningful factors behind the decline in risk assets early in the year. However, as the first quarter wore on, these pressures abated and a more tempered outlook for U.S. rate hikes helped the markets rebound.

Volatility spiked in late June when the United Kingdom shocked investors with its vote to leave the European Union. Uncertainty around how the British exit might affect the global economy and political landscape drove investors to high-quality assets, pushing already low global yields to even lower levels. However, risk assets recovered swiftly in July as economic data suggested that the consequences had thus far been contained to the United Kingdom.

In a second episode of surprise vote results, equities fell sharply after the news of Donald Trump’s victory in the U.S. presidential election, but quickly recovered, and the yield curve steepened due to expectations for rising inflation. Broadly, a reflation theme has been building amid signs of rising price pressures, central banks signaling a greater tolerance to let inflation run hotter, and policy emphasis shifting from monetary to fiscal stimulus.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to adjust accordingly as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of October 31, 2016
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	4.06%	4.51%
U.S. small cap equities (Russell 2000® Index)	6.13	4.11
International equities (MSCI Europe, Australasia, Far East Index)	(0.16)	(3.23)
Emerging market equities (MSCI Emerging Markets Index)	9.41	9.27
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.17	0.31
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	0.46	4.24
U.S. investment-grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	1.51	4.37
Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.98	4.53
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	7.59	10.16

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

For the 12 Month Period Ended October 31, 2016

After seven years of near-zero interest rate policy, the Federal Open Market Committee (the “FOMC”) in a unanimous decision raised the target range for the federal funds rate by 25 basis points (0.25%) to 0.25 — 0.50% at its December 2015 meeting. The FOMC was clear in its expectation that the future removal of monetary accommodation would likely be gradual and dependent on incoming data. Following broader financial market turmoil in early 2016, the FOMC left rates unchanged for the remainder of the 12-month period ended October 31, 2016 and tempered its outlook for the future path of interest rates.

October 14, 2016 represented the final compliance date for money market reform, marking the completion of an effort that began over two years ago. While the movement of assets to government money market funds from prime funds was substantial at approximately $1 trillion since these reforms were announced, the defensive positioning of prime funds ensured that the process remained manageable. At the same time, fears that government money market funds would be unable to accommodate the large shift in assets were put to rest, in part due to increased issuance of treasury bills and higher-than-usual utilization of the Federal Reserve Bank of New York’s Reverse Repo Program. The pace of outflows from prime funds and inflows to government funds both slowed as the month progressed, and London Interbank Offered Rate (“LIBOR”) settings for the most part moved marginally higher as the odds of a rate hike prior to the end of the year increased.

After the United Kingdom voted in late June to leave the European Union, markets broadly factored in expectations that the FOMC would not resume its course of raising interest rates before 2018. Markets further reflected that investors anticipated the Bank of England and European Central Bank would turn more accommodative. Additionally, major credit rating agencies generally viewed the result of the “leave” decision unfavorably, assigning or maintaining a negative outlook on the United Kingdom, and in certain cases, downgrading the nation’s long-term credit rating by as much as two “notches” to AA.

LIBOR moved higher over the period in response to both speculation of another possible rate hike from the FOMC later this year as well as money market reform, which created a shift in assets away from credit products into government products. The benchmark three-month LIBOR ended the period at 0.88% (rising over 20 basis points from the 0.63% March 31 level), which is over 50 basis points higher than it had been at the beginning of the year.

Outflows from prime money market funds, which in general remain defensively positioned, accelerated in the lead up to the October 14 implementation date for money market reform. Assets of prime money market funds fell below $1 trillion for the first time in over 20 years. Though a large percentage of the shift was likely attributable to conversions of funds in advance of the October 2016 implementation date for U.S. money market reform, investors did start actively moving out of prime funds into other vehicles. Despite these conditions, the increase in LIBOR generally stabilized. LIBOR settings were largely unchanged due in part to offsetting demand from non-traditional investors.

Consistent with supportive remarks from various Fed policy makers, another rate hike prior to the end of the year is possible as long as continued progress toward the Fed’s growth and inflation targets is achieved and financial conditions remain supportive of such an action. December 14, 2016 is the most likely date for such a move. Also, asset levels of prime money market funds are expected to continue to decline at a relatively slower pace and possibly stabilize in the weeks ahead. This may prompt an extension of portfolio durations in many prime funds, which in turn could result in an increase in the yield differential between prime and government money market funds.

A combination of anticipated rate increases by the Fed as well as the implementation of money market reform created a period of uncertainty that impacted the short-term tax-exempt market and contributed to a spike in yields. During the period, the tax-exempt money fund industry experienced an approximate 50% reduction in net assets as a result of money market reform, before stabilizing in mid-October. The SIFMA Index, which represents the average yield on 7-day variable rate demand note (“VRDN”) securities, began the period at 0.01% but increased to a multi-year high of 0.87% before ending October at 0.63%, well above the 12-month average of 0.32%. While VRDN rates remained low initially after the FOMC voted to increase the target range for the overnight federal funds rate to 0.25% — 0.50% in December 2015, an increase in rates was overdue when they began to move up in March 2016. Although new VRDN issuance remained light, inventory spiked to over $12 billion and remained elevated as money fund redemptions resulting from the impact of money market reform intensified. The elevated VRDN inventory levels forced dealers to reset yields high enough and well over 100% of taxable equivalents to entice a new buyer’s base that included short duration funds, separately managed accounts and taxable crossover accounts. With money market reform behind us, the focus again is on the overnight federal funds range which is anticipated to increase in the near term as the Fed assesses the current economic conditions and the national election impact. In addition, and given a lower municipal money asset base, VRDN yields are anticipated to align more closely with short-term taxable equivalent rates to entice and maintain the new buyer base of said securities.

The impact of the Fed and money market reform also affected the sensitivity investors had toward the purchase of one-year maturities in the primary note market. As money fund managers pursued a defensive investment strategy, municipalities felt the impact of increasing rates as they issued their annual fixed rate notes used to address their operating cash needs for fiscal year 2017. Yields on the Municipal Market Advisors AAA General Obligation One-Year Index, which began the period at 0.23%, reached a high of 0.84% before ending October 2016 at 0.70%, when money fund assets began to stabilize and a new buyer base evolved. While one-year municipal note yields have come down from their peak levels and stabilized since the implementation of money market reform on October 14, 2016, yields may begin to increase again as investors focus on the economy and the possibility of the Fed hiking short-term rates in the upcoming period. Yields on notes may remain near their comparable taxable equivalents as a new buyer base evolves beyond the traditional municipal money fund buyer base. As money fund assets continue to stabilize and grow again, we are beginning to reassess and adjust our investment strategy by moving from a defensive to a more neutral bias while selectively investing in longer-dated fixed income securities.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016

Fund Information as of October 31, 2016

Federal Trust Fund

Federal Trust Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.23%	0.23%
Dollar	0.00%	0.00%
Cash Management	0.00%	0.00%
Cash Reserve	0.00%	0.00%
Administration	0.13%	0.13%

Portfolio Composition	Percent of Net Assets
U.S. Government Sponsored Agency Obligations	51%
U.S. Treasury Obligations	48
Other Assets Less Liabilities	1

Total	100%

FedFund

FedFund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.32%	0.32%
Dollar	0.09%	0.09%
Cash Management	0.09%	0.09%
Cash Reserve	0.09%	0.09%
Administration	0.22%	0.22%
Select	0.09%	0.09%
Private Client	0.09%	0.09%
Premier	0.09%	0.09%

Portfolio Composition	Percent of Net Assets
Repurchase Agreements	46%
U.S. Government Sponsored Agency Obligations	36
U.S. Treasury Obligations	17
Other Assets Less Liabilities	1

Total	100%

TempCash

TempCash’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.30%	0.30%
Dollar	0.06%	0.06%

Portfolio Composition	Percent of Net Assets
Repurchase Agreements	48%
Time Deposits	35
Commercial Paper	13
Municipal Bonds	4

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016	5

Fund Information (continued) as of October 31, 2016

TempFund

TempFund’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.61%	0.61%
Dollar	0.36%	0.36%
Cash Management	0.11%	0.11%
Cash Reserve	0.21%	0.21%
Administration	0.51%	0.51%
Select	0.00%	0.00%
Private Client	0.11%	0.11%
Premier	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Commercial Paper	32%
Certificates of Deposit	22
Time Deposits	22
Repurchase Agreements	15
Municipal Bonds	7
Corporate Notes	2
Corporate Bonds	—*

Total	100%

*	Representing less than 0.5% of the Fund’s net assets.

T-Fund

T-Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.22%	0.22%
Dollar	0.01%	0.01%
Cash Management	0.01%	0.01%
Cash Reserve	0.01%	0.01%
Administration	0.12%	0.12%
Select	0.01%	0.01%
Premier	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Repurchase Agreements	49%
U.S. Treasury Obligations	49
Other Assets Less Liabilities	2

Total	100%

Treasury Trust Fund

Treasury Trust Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.18%	0.18%
Dollar	0.00%	0.00%
Cash Management	0.00%	0.00%
Cash Reserve	0.00%	0.00%
Administration	0.08%	0.08%
Select	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
U.S. Treasury Obligations	99%
Other Assets Less Liabilities	1

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

6	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016

Fund Information (continued) as of October 31, 2016

MuniCash

MuniCash’s (the “Fund”) investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.46%	0.46%
Dollar	0.21%	0.21%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	79%
Municipal Bonds	11
Commercial Paper	8
Closed-Ended Investment Companies	5
Liabilities in Excess of Other Assets	(3)

Total	100%

MuniFund

MuniFund’s (the “Fund”) investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.46%	0.46%
Dollar	0.21%	0.21%
Cash Management	0.00%	0.00%
Administration	0.36%	0.36%
Select	0.00%	0.00%
Private Client	0.00%	0.00%
Premier	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	87%
Municipal Bonds	6
Closed-Ended Investment Companies	5
Commercial Paper	2

Total	100%

California Money Fund

California Money Fund’s (the “Fund”) investment objective is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.41%	0.41%
Dollar	0.16%	0.16%
Administration	0.31%	0.31%
Select	0.00%	0.00%
Private Client	0.00%	0.00%
Premier	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	96%
Closed-Ended Investment Companies	4

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains. Past performance is not indicative of future results.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016	7

Fund Information (concluded) as of October 31, 2016

New York Money Fund

New York Money Fund’s (the “Fund”) investment objective is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.40%	0.40%
Cash Management	0.00%	0.00%
Administration	0.30%	0.30%
Select	0.00%	0.00%
Private Client	0.00%	0.00%
Premier	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	97%
Closed-End Investment Companies	3

Total	100%

On July 28, 2015, the Board of Trustees of the Trust (the “Board”) approved the following:

•

The Board and the Board of Trustees of Funds For Institutions Series (the “Target Trust”), approved the reorganization of FFI Institutional Tax-Exempt Fund (the “Target Fund”), a series of the Target Trust, with and into MuniCash (the “Acquiring Fund”), with the Acquiring Fund continuing as the surviving fund after the reorganization. At a special shareholder meeting on December 17, 2015, the requisite shareholders of the Target Fund approved the reorganization, which was completed on January 25, 2016.

On November 2, 2015, Bank of America reached an agreement to transfer the investment management responsibilities of BofA Global Capital Management (“BofA”) and its affiliates to BlackRock Advisors, LLC (the “Manager”). In connection with this transaction, the Manager proposed to reorganize (the “Reorganizations”) certain series of the BofA Funds Series Trust (the “Target Funds”) into certain funds managed by the Manager (the “Acquiring Funds”).

The Board of Trustees of the Target Funds at a meeting held on December 10, 2015 and the Board of the Acquiring Funds at a meeting held on December 14-15, 2015 approved the Reorganizations. At a special shareholder meeting on March 31, 2016, the requisite shareholders of the Target Funds approved each Reorganization, which was completed on April 18, 2016.

Target Funds	Acquiring Funds
BofA Government Reserves	Federal Trust Fund
BofA Government Plus Reserves	FedFund
BofA Cash Reserves	TempFund
BofA Money Market Reserves	TempFund
BofA Treasury Reserves	T-Fund

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains. Past performance is not indicative of future results.

8	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including advisory fees, service and distribution fees, including 12b-1 fees, and other fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on May 1, 2016 and held through October 31, 2016) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the headings entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical[2]
	Beginning Account Value May 1, 2016	Ending Account Value October 31, 2016	Expenses Paid During the Period[1]	Beginning Account Value May 1, 2016	Ending Account Value October 31, 2016	Expenses Paid During the Period[1]	Annualized Expense Ratio
Federal Trust Fund
Institutional	$1,000.00	$1,001.10	$0.91	$1,000.00	$1,024.23	$0.92	0.18%
Dollar	$1,000.00	$1,000.00	$1.96	$1,000.00	$1,023.18	$1.98	0.39%
Cash Management	$1,000.00	$1,000.00	$1.96	$1,000.00	$1,023.18	$1.98	0.39%
Cash Reserve	$1,000.00	$1,000.00	$1.94	$1,000.00	$1,023.19	$1.97	0.39%
Administration	$1,000.00	$1,000.50	$1.41	$1,000.00	$1,023.73	$1.42	0.28%

FedFund
Institutional	$1,000.00	$1,001.50	$0.50	$1,000.00	$1,024.63	$0.51	0.10%
Dollar	$1,000.00	$1,000.30	$1.76	$1,000.00	$1,023.38	$1.78	0.35%
Cash Management	$1,000.00	$1,000.30	$1.81	$1,000.00	$1,023.33	$1.83	0.36%
Cash Reserve	$1,000.00	$1,000.30	$1.56	$1,000.00	$1,023.58	$1.58	0.31%
Administration	$1,000.00	$1,001.00	$0.96	$1,000.00	$1,024.18	$0.97	0.19%
Select	$1,000.00	$1,000.30	$1.76	$1,000.00	$1,023.38	$1.78	0.35%
Private Client	$1,000.00	$1,000.30	$1.81	$1,000.00	$1,023.33	$1.83	0.36%
Premier	$1,000.00	$1,000.30	$1.91	$1,000.00	$1,023.23	$1.93	0.38%

TempCash
Institutional	$1,000.00	$1,001.90	$0.50	$1,000.00	$1,024.63	$0.51	0.10%
Dollar	$1,000.00	$1,000.60	$1.76	$1,000.00	$1,023.38	$1.78	0.35%

TempFund
Institutional	$1,000.00	$1,002.50	$0.91	$1,000.00	$1,024.23	$0.92	0.18%
Dollar	$1,000.00	$1,001.20	$2.16	$1,000.00	$1,022.97	$2.19	0.43%
Cash Management	$1,000.00	$1,000.30	$2.92	$1,000.00	$1,022.22	$2.95	0.58%
Cash Reserve	$1,000.00	$1,000.50	$2.82	$1,000.00	$1,022.32	$2.85	0.56%
Administration	$1,000.00	$1,002.00	$1.41	$1,000.00	$1,023.73	$1.42	0.28%
Select	$1,000.00	$1,000.40	$2.92	$1,000.00	$1,022.22	$2.95	0.58%
Private Client	$1,000.00	$1,000.30	$2.97	$1,000.00	$1,022.17	$3.00	0.59%
Premier	$1,000.00	$1,000.40	$2.92	$1,000.00	$1,022.22	$2.95	0.58%

[1]

For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016	9

Expense Examples (concluded)

	Actual			Hypothetical[2]
	Beginning Account Value May 1, 2016	Ending Account Value October 31, 2016	Expenses Paid During the Period[1]	Beginning Account Value May 1, 2016	Ending Account Value October 31, 2016	Expenses Paid During the Period[1]	Annualized Expense Ratio
T-Fund
Institutional	$1,000.00	$1,001.10	$0.80	$1,000.00	$1,024.33	$0.81	0.16%
Dollar	$1,000.00	$1,000.10	$1.81	$1,000.00	$1,023.33	$1.83	0.36%
Cash Management	$1,000.00	$1,000.10	$1.81	$1,000.00	$1,023.33	$1.83	0.36%
Cash Reserve	$1,000.00	$1,000.10	$1.80	$1,000.00	$1,023.34	$1.82	0.36%
Administration	$1,000.00	$1,000.60	$1.31	$1,000.00	$1,023.83	$1.32	0.26%
Select	$1,000.00	$1,000.10	$1.81	$1,000.00	$1,023.33	$1.83	0.36%
Premier	$1,000.00	$1,000.10	$1.81	$1,000.00	$1,023.33	$1.83	0.36%

Treasury Trust Fund
Institutional	$1,000.00	$1,000.90	$0.80	$1,000.00	$1,024.33	$0.81	0.16%
Dollar	$1,000.00	$1,000.10	$1.61	$1,000.00	$1,023.53	$1.63	0.32%
Cash Management	$1,000.00	$1,000.10	$1.61	$1,000.00	$1,023.53	$1.63	0.32%
Cash Reserve	$1,000.00	$1,000.10	$1.67	$1,000.00	$1,023.47	$1.69	0.33%
Administration	$1,000.00	$1,000.40	$1.31	$1,000.00	$1,023.83	$1.32	0.26%
Select	$1,000.00	$1,000.10	$1.64	$1,000.00	$1,023.49	$1.66	0.33%

MuniCash
Institutional	$1,000.00	$1,003.00	$1.06	$1,000.00	$1,024.08	$1.07	0.21%
Dollar	$1,000.00	$1,001.80	$2.21	$1,000.00	$1,022.92	$2.24	0.44%

MuniFund
Institutional	$1,000.00	$1,001.70	$1.01	$1,000.00	$1,024.13	$1.02	0.20%
Dollar	$1,000.00	$1,000.50	$2.11	$1,000.00	$1,023.03	$2.14	0.42%
Cash Management	$1,000.00	$1,000.00	$2.36	$1,000.00	$1,022.77	$2.39	0.47%
Administration	$1,000.00	$1,001.20	$1.51	$1,000.00	$1,023.63	$1.53	0.30%
Select	$1,000.00	$1,000.00	$2.46	$1,000.00	$1,022.67	$2.49	0.49%
Private Client	$1,000.00	$1,000.10	$2.51	$1,000.00	$1,022.62	$2.54	0.50%
Premier	$1,000.00	$1,000.10	$2.51	$1,000.00	$1,022.62	$2.54	0.50%

California Money Fund
Institutional	$1,000.00	$1,001.60	$0.60	$1,000.00	$1,024.53	$0.61	0.12%
Dollar	$1,000.00	$1,000.40	$1.86	$1,000.00	$1,023.28	$1.88	0.37%
Administration	$1,000.00	$1,000.90	$1.11	$1,000.00	$1,024.03	$1.12	0.22%
Select	$1,000.00	$1,000.00	$2.01	$1,000.00	$1,023.13	$2.03	0.40%
Private Client	$1,000.00	$1,000.10	$2.06	$1,000.00	$1,023.08	$2.08	0.41%
Premier	$1,000.00	$1,000.10	$2.06	$1,000.00	$1,023.08	$2.08	0.41%

New York Money Fund
Institutional	$1,000.00	$1,003.10	$1.01	$1,000.00	$1,024.13	$1.02	0.20%
Cash Management	$1,000.00	$1,001.50	$2.16	$1,000.00	$1,022.97	$2.19	0.43%
Administration	$1,000.00	$1,002.50	$1.51	$1,000.00	$1,023.63	$1.53	0.30%
Select	$1,000.00	$1,001.50	$2.52	$1,000.00	$1,022.62	$2.54	0.50%
Private Client	$1,000.00	$1,001.60	$2.47	$1,000.00	$1,022.67	$2.49	0.49%
Premier	$1,000.00	$1,001.60	$2.47	$1,000.00	$1,022.67	$2.49	0.49%

[1]

For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

10	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016

Schedule of Investments October 31, 2016	Federal Trust Fund
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Farm Credit Bank Discount Notes: (a)
0.46%, 12/16/16	$8,985	$8,979,834
0.44%, 1/10/17	31,085	31,058,405
0.50%, 1/13/17	4,685	4,680,250
0.60%, 1/20/17	30,775	30,733,967
0.42%, 1/26/17	10,925	10,914,039
0.56%, 2/09/17	2,125	2,121,694
0.54%, 2/10/17	25,810	25,770,867
0.55%, 2/10/17	1,160	1,158,241
0.50%, 2/17/17	7,490	7,478,765
0.54%, 3/07/17	11,790	11,767,717
0.50%, 3/16/17	23,710	23,665,544
0.59%, 3/30/17	36,090	36,001,870
0.57%, 4/21/17	15,000	14,959,388
0.64%, 6/08/17	18,070	17,999,647
0.60%, 7/11/17	800	796,640
Federal Farm Credit Bank Variable Rate Notes: (b)
0.53%, 11/10/16	10,000	9,999,975
0.55%, 11/14/16	5,984	5,984,001
0.53%, 11/29/16	785	785,012
0.62%, 12/06/16	3,090	3,090,293
0.76%, 12/16/16	3,047	3,047,000
0.57%, 12/28/16	14,945	14,946,189
0.56%, 1/03/17	24,065	24,065,684
0.59%, 1/17/17	6,515	6,515,921
0.50%, 1/24/17	15,680	15,679,837
0.54%, 2/06/17	46,409	46,411,450
0.57%, 2/13/17	4,115	4,115,642
0.53%, 2/23/17	8,599	8,599,220
0.59%, 2/27/17	16,434	16,437,564
0.53%, 3/02/17	40,745	40,747,107
0.56%, 3/16/17	17,699	17,696,368
0.50%, 3/20/17	61,750	61,748,317
0.56%, 3/24/17	1,500	1,500,240
0.55%, 3/29/17	12,700	12,702,830
0.52%, 4/04/17	30,300	30,299,343
0.59%, 4/17/17	30,258	30,267,899
0.56%, 4/26/17	4,980	4,978,625
0.57%, 5/24/17	1,155	1,154,396
0.56%, 6/05/17	39,835	39,827,385
0.53%, 6/15/17	30,000	29,996,221
0.56%, 6/20/17	28,085	28,093,097
0.46%, 7/13/17	39,125	39,122,245
0.57%, 7/14/17	10,000	10,003,538
0.57%, 8/04/17	2,055	2,054,538
0.57%, 8/29/17	250	249,751
0.54%, 10/13/17	16,675	16,659,087
0.56%, 11/13/17	5,940	5,935,285
0.66%, 12/04/17	3,000	3,000,000
0.57%, 12/08/17	1,880	1,877,385
0.57%, 1/02/18	658	657,072
0.63%, 9/06/18	27,300	27,298,478

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Home Loan Bank Bonds, 4.88%, 5/17/17	$16,135	$16,495,076
Federal Home Loan Bank Discount Notes: (a)
0.34%, 1/04/17	87,170	87,117,054
0.36%, 1/13/17	29,365	29,343,861
0.35%, 1/20/17	17,420	17,406,451
0.36%, 1/25/17	35,000	34,968,186
0.44%, 1/25/17	20,975	20,955,934
0.37%, 1/27/17	77,006	76,938,074
0.46%, 2/01/17	35,000	34,958,856
0.48%, 4/19/17	31,040	30,970,057
0.58%, 5/04/17	11,865	11,864,368
0.66%, 8/03/17	33,500	33,331,104
0.73%, 10/10/17	30,500	30,287,864
Federal Home Loan Bank Variable Rate Notes: (b)
0.52%, 11/21/16	13,500	13,500,000
0.78%, 11/25/16	5,000	5,000,000
0.82%, 1/06/17	6,000	6,000,000
0.49%, 1/09/17	78,910	78,909,609
0.79%, 1/17/17	5,000	5,000,042
0.67%, 2/10/17	5,000	4,999,780
0.51%, 2/14/17	585	585,000
0.75%, 3/28/17	3,000	2,999,668
0.54%, 4/21/17	22,715	22,711,247
0.35%, 5/02/17	19,065	19,065,000
0.80%, 7/26/17	22,840	22,840,000
0.53%, 8/17/17	28,200	28,200,000
0.59%, 8/25/17	17,475	17,475,000
0.64%, 11/02/17	18,495	18,495,000
0.61%, 11/08/17	10,000	10,000,000
0.80%, 12/18/17	10,000	10,000,000
Tennessee Valley Authority Discount Notes, 0.26%, 11/01/16	300,000	300,000,000
Total U.S. Government Sponsored Agency Obligations — 51.6%		1,784,051,094

Portfolio Abbreviations

AMT	Alternative Minimum Tax	IDA	Industrial Development Authority	PUTTERS	Puttable Tax-Exempt Receipts	TRAN	Tax and Revenue Anticipation
BAN	Bond Anticipation Notes	IDRB	Industrial Development Revenue	RB	Revenue Bonds		Notes
CalSTRS	California State Teachers’		Bonds	ROC	Reset Option Certificates	TECP	Tax-Exempt Commercial Paper
	Retirement System	LOC	Letter of Credit	SBPA	Stand-by Bond Purchase	VRDN	Variable Rate Demand Notes
COP	Certificates of Participation	MB	Municipal Bonds		Agreement	VRDP	Variable Rate Demand Preferred
DRIVERS	Derivative Inverse Tax-Exempt Receipts	PCRB	Pollution Control Revenue Bond	TAN	Tax Anticipation Notes
GO	General Obligation Bonds
HFA	Housing Finance Agency

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016	11

Schedule of Investments (concluded)	Federal Trust Fund

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a)
0.10%-0.25%, 11/03/16	$213,900	$213,898,541
0.12%-0.26%, 11/10/16	827,120	827,070,756
0.25%, 11/17/16	132,000	131,985,627
0.24%, 11/25/16	200,000	199,968,001
0.43%, 1/19/17	17,000	16,983,959
0.35%-0.38%, 2/02/17	114,000	113,889,189
0.54%, 3/16/17	29,000	28,941,275
0.50%, 4/13/17	90,000	89,798,287

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes:
0.51%-0.61%, 11/01/16 (b)	$8,005	$8,002,242
0.75%, 1/15/17	15,510	15,520,754
Total U.S. Treasury Obligations — 47.6%		1,646,058,631
Total Investments (Cost — $3,430,109,725*) — 99.2%		3,430,109,725
Other Assets Less Liabilities — 0.8%		29,190,118

Net Assets — 100.0%		$3,459,299,843

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$3,430,109,725	—	$3,430,109,725

[1]	See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, cash of $63,053,244 is categorized as Level 1 within the disclosure hierarchy.

During the period ended October 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

12	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016

Schedule of Investments October 31, 2016	FedFund
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae Benchmark Notes, 5.38%, 6/12/17	$187,139	$192,423,328
Fannie Mae Bonds:
5.00%, 2/13/17	62,250	63,040,200
0.75%, 3/14/17	20,000	20,019,239
0.75%, 4/20/17	32,000	32,030,408
5.00%, 5/11/17	129,711	132,632,000
Fannie Mae Discount Notes: (a)
0.52%, 12/16/16	127,970	127,886,820
0.52%, 1/03/17	40,093	40,056,515
0.53%, 1/05/17	197,510	197,320,994
0.44%, 2/14/17	98,225	98,098,945
Fannie Mae Variable Rate Notes: (b)
0.55%, 1/26/17	13,907	13,906,176
0.55%, 8/16/17	25,000	24,998,006
0.54%, 10/05/17	730	729,388
0.81%, 12/20/17	171,735	171,750,056
0.85%, 1/11/18	42,000	42,000,000
Federal Farm Credit Bank Discount Notes: (a)
0.35%, 11/25/16	85,000	84,980,562
0.42%, 1/12/17	25,000	24,979,000
0.44%, 1/23/17	40,445	40,403,971
0.56%, 2/09/17	94,620	94,472,813
0.55%, 2/10/17	42,345	42,279,659
0.48%, 2/15/17	100,000	99,869,725
0.47%, 3/20/17	75,000	74,863,896
0.58%, 6/23/17	84,055	83,738,113
0.60%, 7/11/17	6,810	6,781,398
0.67%, 8/04/17	25,000	24,871,583
Federal Farm Credit Bank Variable Rate Notes: (b)
0.55%, 11/14/16	2,295	2,295,000
0.53%, 11/29/16	215	215,003
0.53%, 12/01/16	8,618	8,618,003
0.62%, 12/06/16	1,855	1,855,164
0.76%, 12/16/16	182,015	182,015,000
0.57%, 12/28/16	4,055	4,055,323
0.56%, 1/03/17	6,950	6,950,197
0.59%, 1/17/17	2,430	2,430,310
0.50%, 1/24/17	4,320	4,319,955
0.54%, 2/06/17	7,866	7,866,676
0.57%, 2/13/17	885	885,152
0.53%, 2/23/17	1,701	1,701,054
0.59%, 2/27/17	1,680	1,680,212
0.53%, 3/02/17	10,845	10,845,522
0.56%, 3/16/17	7,558	7,556,876
0.50%, 3/20/17	16,995	16,994,537
0.52%, 4/04/17	9,700	9,699,790
0.59%, 4/17/17	3,442	3,443,078
0.65%, 4/24/17	112,000	111,997,207
0.56%, 4/26/17	2,730	2,729,479
0.56%, 5/08/17	205	204,855
0.57%, 5/24/17	440	439,768
0.56%, 6/05/17	17,130	17,126,770
0.75%, 6/19/17	50,000	49,999,058
0.56%, 6/20/17	9,805	9,807,827
0.46%, 7/13/17	10,875	10,874,234
0.56%, 7/19/17	200,000	199,993,938
0.57%, 7/20/17	78,410	78,407,593
0.57%, 8/04/17	845	844,810
0.57%, 8/29/17	100	99,900
0.57%, 9/05/17	282,565	282,540,485
0.64%, 9/21/17	45,000	45,000,000
0.54%, 10/13/17	5,775	5,769,489
0.59%, 11/06/17	835	834,365
0.56%, 11/13/17	2,265	2,263,354
0.66%, 12/04/17	97,000	97,000,000
0.57%, 12/08/17	740	738,971

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Farm Credit Bank Variable Rate Notes: (b) (continued)
0.57%, 1/02/18	$259	$258,635
0.71%, 4/04/18	158,970	158,952,187
0.63%, 9/06/18	303,385	303,368,081
0.62%, 10/19/18	150,000	150,000,000
Federal Home Loan Bank Bonds:
0.43%, 1/11/17	50,000	49,994,109
0.49%, 2/01/17	127,265	127,256,679
1.00%, 6/21/17	29,965	30,039,336
Federal Home Loan Bank Discount Notes: (a)
0.55%, 11/02/16	180,000	179,997,250
0.30%, 11/03/16	500,000	499,991,667
0.32%, 11/09/16	450,000	449,968,000
0.45%, 11/14/16	42,280	42,273,160
0.26%, 11/15/16	10,000	9,999,008
0.26%, 11/16/16	400,000	399,946,852
0.46%, 11/16/16	90,000	89,988,042
0.55%, 11/16/16	50,000	49,993,356
0.55%, 11/18/16	50,000	49,987,132
0.27%, 11/22/16	200,000	199,969,083
0.34%, 11/25/16	196,495	196,450,066
0.34%, 11/30/16	1,754,000	1,753,515,181
0.35%, 12/02/16	285,505	285,420,181
0.59%, 12/05/16	39,000	38,978,268
0.38%, 12/14/16	94,000	93,957,334
0.50%, 12/21/16	176,745	176,622,260
0.34%, 1/04/17	550,000	549,667,022
0.33%, 1/06/17	150,000	149,905,197
0.34%, 1/06/17	540,000	539,658,708
0.42%, 1/06/17	34,680	34,658,081
0.37%, 1/11/17	1,814,778	1,813,446,735
0.36%, 1/13/17	436,440	436,123,934
0.35%, 1/18/17	209,000	208,841,508
0.36%, 1/20/17	111,600	111,493,383
0.48%, 1/20/17	55,000	54,947,456
0.47%, 1/20/17	129,000	128,876,760
0.36%, 1/25/17	1,131,854	1,130,849,390
0.44%, 1/25/17	400,680	400,324,365
0.37%, 1/27/17	1,300,000	1,298,856,433
0.45%, 2/01/17	125,000	124,856,250
0.47%, 2/10/17	523,240	522,550,050
0.40%, 2/15/17	100,000	99,869,725
0.47%, 2/15/17	25,000	24,967,431
0.48%, 2/17/17	99,135	98,992,246
0.38%, 2/21/17	144,000	143,829,760
0.48%, 2/24/17	550,000	549,151,396
0.50%, 2/28/17	100,000	99,834,722
0.48%, 3/01/17	588,900	587,956,387
0.50%, 3/10/17	32,000	31,942,667
0.55%, 3/15/17	75,800	75,642,943
0.56%, 3/15/17	300,000	299,378,404
0.51%, 3/17/17	420,000	419,190,800
0.47%, 3/31/17	150,000	149,709,375
0.50%, 4/05/17	866,000	864,139,423
0.49%, 4/07/17	250,000	249,466,854
0.48%, 4/17/17	512,000	510,864,697
0.54%, 5/03/17	40,000	39,890,200
0.57%, 5/04/17	101,055	101,049,621
0.73%, 10/10/17	331,000	328,697,803
Federal Home Loan Bank Variable Rate Notes: (b)
0.52%, 11/21/16	70,000	70,000,000
0.78%, 11/25/16	89,500	89,500,000
0.82%, 1/06/17	119,500	119,500,000
0.49%, 1/09/17	23,035	23,034,882
0.53%, 1/10/17	180,665	180,665,000
0.53%, 1/13/17	200,000	200,000,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016	13

Schedule of Investments (continued)	FedFund

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Home Loan Bank Variable Rate Notes: (b) (continued)
0.65%, 2/07/17	$204,000	$203,991,324
0.68%, 2/13/17	200,000	199,991,370
0.51%, 2/14/17	14,170	14,170,000
0.67%, 2/17/17	50,000	49,997,759
0.67%, 2/17/17	50,000	49,995,114
0.50%, 2/24/17	190,500	190,476,594
0.55%, 3/10/17	62,500	62,500,066
0.78%, 4/05/17	92,095	92,095,000
0.54%, 4/21/17	8,485	8,483,684
0.54%, 4/25/17	25,000	24,995,826
0.35%, 4/26/17	500,000	500,000,000
0.35%, 4/26/17	500,000	500,000,000
0.35%, 5/02/17	505,975	505,975,000
0.35%, 5/02/17	250,000	250,000,000
0.72%, 6/15/17	215,400	215,400,000
0.58%, 7/06/17	306,565	306,565,000
0.58%, 7/06/17	145,000	145,000,000
0.58%, 7/07/17	358,500	358,500,000
0.58%, 7/07/17	130,000	129,999,682
0.59%, 7/14/17	78,645	78,645,000
0.58%, 7/24/17	235,935	235,935,000
0.80%, 7/26/17	104,680	104,680,000
0.53%, 8/17/17	9,670	9,670,000
0.59%, 8/25/17	292,625	292,625,000
0.59%, 8/25/17	178,540	178,540,000
0.51%, 9/01/17	880,000	880,000,000
0.58%, 9/01/17	200,370	200,370,000
0.77%, 9/13/17	172,980	172,980,000
0.81%, 10/27/17	127,000	126,991,099
0.81%, 10/30/17	100,000	99,997,685
0.64%, 11/02/17	167,680	167,680,000
0.61%, 11/08/17	473,600	473,600,000
0.52%, 12/19/17	115,000	114,989,539
0.65%, 12/21/17	250,000	250,000,000
0.84%, 1/08/18	83,700	83,700,000
0.49%, 1/18/18	500,000	500,000,000
0.58%, 1/24/18	200,000	200,000,000
0.82%, 1/26/18	95,000	94,994,147
0.82%, 1/26/18	274,000	274,000,000
0.67%, 2/15/18	100,000	100,000,000
0.84%, 3/08/18	53,925	53,932,343
0.68%, 3/15/18	250,000	250,000,000
0.68%, 3/16/18	250,000	250,000,000
0.67%, 3/22/18	247,500	247,500,000
0.63%, 3/26/18	245,000	245,023,415
0.68%, 3/26/18	55,000	55,007,804
0.65%, 3/27/18	250,000	250,000,000

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Freddie Mac Bonds:
0.50%, 1/27/17	$149,430	$149,446,392
0.88%, 2/22/17	76,311	76,361,047
Freddie Mac Discount Notes: (a)
0.27%, 11/09/16	100,000	99,994,000
0.40%, 1/04/17	3,339	3,336,626
0.44%, 1/18/17	54,505	54,453,408
0.44%, 2/02/17	147,340	147,172,524
0.50%, 5/01/17	23,650	23,590,547
Freddie Mac Variable Rate Notes: (b)
0.54%, 1/13/17	18,000	17,999,633
0.53%, 4/20/17	18,190	18,187,685
0.58%, 4/27/17	125,000	124,987,658
0.66%, 7/21/17	137,000	136,989,883
0.84%, 1/08/18	113,360	113,360,000
0.84%, 1/12/18	100,000	100,000,000
0.86%, 3/08/18	84,000	84,000,000
Total U.S. Government Sponsored Agency Obligations — 36.3%		32,072,364,079

U.S. Treasury Obligations
U.S. Treasury Bills: (a)
0.25%-0.26%, 11/10/16	1,212,765	1,212,686,825
0.25%, 11/17/16	3,200,250	3,199,893,405
0.19%-0.24%, 11/25/16	1,516,630	1,516,392,334
0.33%-0.34%, 12/08/16	750,000	749,742,413
0.36%, 12/15/16	600,000	599,739,483
0.50%-0.54%, 3/16/17	359,600	358,905,374
0.49%-0.50%, 3/23/17	380,000	379,261,699
0.48%, 4/06/17	275,000	274,430,979
0.50%, 4/13/17	2,300,000	2,294,845,125
0.47%, 4/20/17	1,159,000	1,156,427,664
0.61%, 4/27/17	191,700	191,129,772
0.68%, 10/12/17	416,970	414,271,174
U.S. Treasury Notes:
0.51%, 11/01/16 (b)	32,363	32,313,841
0.75%, 1/15/17	82,435	82,492,160
3.00%, 2/28/17	109,775	110,675,709
0.63%, 5/31/17	1,671,000	1,671,305,972
0.88%, 6/15/17	150,000	150,257,498
0.75%, 10/31/17	145,000	145,001,405
Total U.S. Treasury Obligations — 16.5%		14,539,772,832

Total Repurchase Agreements — 46.1%		40,712,204,179
Total Investments (Cost — $87,324,341,090*) — 98.9%		87,324,341,090
Other Assets Less Liabilities — 1.1%		955,898,665

Net Assets — 100.0%		$88,280,239,755

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate as of period end.

See Notes to Financial Statements.

14	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016

Schedule of Investments (continued)	FedFund

Repurchase Agreements

Repurchase Agreements								Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
Bank of Montreal	0.30%		10/31/16	11/01/16	$4,000	$4,000	$4,000,033	U.S. Treasury obligations, 0.00% to 3.63% due from 3/31/17 to 8/15/44	$4,087,500	$4,080,058
Bank of Nova Scotia	0.30%		10/31/16	11/01/16	3,500	3,500	3,500,029	U.S. Treasury obligation, 6.25% due at 5/15/30	2,331,400	3,570,125
Barclays Capital Inc.	0.32%		10/31/16	11/01/16	700,000	700,000	700,006,222	U.S. Treasury obligations, 0.00% to 5.00% due from 2/15/17 to 8/15/46	699,404,918	714,000,066
BNP Paribas Securities Corp.	0.34%		10/31/16	11/01/16	322,000	322,000	322,003,041	U.S. government sponsored agency obligations and U.S. Treasury obligations, 0.07% to 7.47% due from 4/01/17 to 9/15/57	634,801,043	330,518,250
	0.30%		10/25/16	11/01/16	308,265	308,265	308,282,982	U.S. Treasury obligations, 0.00% to 8.50% due from 2/16/17 to 11/15/45	293,901,100	314,430,364
	0.32%		10/31/16	11/01/16	235,000	235,000	235,002,089	U.S. Treasury obligations, 0.00% to 7.13% due from 11/15/16 to 2/15/46	235,468,580	239,700,000
	0.48	%(a)	10/31/16	11/07/16	600,000	600,000	600,056,000	U.S. government sponsored agency obligations, 0.03% to 8.00% due from 7/01/18 to 8/20/66	6,912,491,875	630,569,057
	0.33	%(a)	10/25/16	11/08/16	1,530,000	1,530,000	1,530,196,350	U.S. Treasury obligations, 0.00% to 8.88% due from 11/15/16 to 2/15/46	1,498,208,833	1,560,600,000
	0.33	%(a)	10/20/16	11/18/16	500,000	500,000	500,132,917	U.S. government sponsored agency obligations and U.S. Treasury obligations, 0.07% to 7.50% due from 6/01/17 to 9/20/66	1,354,366,245	515,082,828
	0.32	%(a)	10/26/16	11/25/16	525,000	525,000	525,140,000	U.S. Treasury obligations, 0.00% to 8.13% due from 11/15/17 to 11/15/45	470,086,994	535,500,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016	15

Schedule of Investments (continued)	FedFund

Repurchase Agreements								Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
	0.31	%(a)	10/28/16	11/28/16	$1,232,500	$1,232,500	$1,232,829,009	U.S. Treasury obligations, 0.00% to 8.13% due from 6/30/17 to 11/15/45	$1,203,011,386	$1,257,150,000
	0.32	%(a)	10/27/16	11/29/16	554,895	554,895	555,057,769	U.S. Treasury obligations, 0.00% to 4.25% due from 12/22/16 to 8/15/45	483,366,781	565,992,900
	0.68	%(a)	10/31/16	12/05/16	100,000	100,000	100,066,111	U.S. government sponsored agency obligations and U.S. Treasury obligation, 0.00% to 7.47% due from 10/15/19 to 7/25/46	205,727,344	108,420,559

Total BNP Paribas Securities Corp.						$5,907,660				$6,057,963,958
Citigroup Global Markets, Inc.	0.29%		10/25/16	11/01/16	116,130	116,130	116,136,548	U.S. Treasury obligations, 0.88% to 2.38% due from 7/15/18 to 12/31/20	115,151,300	118,452,648
	0.32	%(b)	10/31/16	11/01/16	60,000	60,000	60,000,533	U.S. Treasury obligations, 0.51% to 3.63% due from 6/30/18 to 11/15/22	59,669,702	61,200,014

Total Citigroup Global Markets, Inc.						$176,130				$179,652,662
Credit Agricole Corporate & Investment Bank	0.32	%(b)	10/31/16	11/01/16	1,265,000	1,265,000	1,265,011,244	U.S. Treasury obligations, 1.25% to 1.75% due from 9/30/19 to 12/31/20	1,272,497,885	1,290,300,053
	0.34%		10/31/16	11/01/16	750,000	750,000	750,007,083	U.S. government sponsored agency obligations and U.S. Treasury obligations, 0.00% to 4.75% due from 1/27/17 to 11/20/42	899,562,820	765,000,090
	0.34%		10/26/16	11/02/16	300,000	300,000	300,019,833	U.S. government sponsored agency obligation, 3.50% due at 5/20/46	301,287,954	306,000,001

Total Credit Agricole Corporate & Investment Bank						$2,315,000				$2,361,300,144

See Notes to Financial Statements.

16	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016

Schedule of Investments (continued)	FedFund

Repurchase Agreements								Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
Credit Suisse Securities (USA) LLC	0.31%		10/31/16	11/01/16	$1,000,000	$1,000,000	$1,000,008,611	U.S. government sponsored agency obligations, 3.50% to 4.00% due from 5/20/46 to 8/20/46	$984,098,145	$1,020,002,211
Deutsche Bank Securities Inc.	0.36%		10/31/16	11/01/16	900,000	900,000	900,009,000	U.S. Treasury obligations, 0.00% to 2.75% due from 6/30/18 to 2/15/46	1,061,733,400	918,000,031
Federal Reserve Bank of New York	0.25%		10/31/16	11/01/16	11,000,000	11,000,000	11,000,076,389	U.S. Treasury obligations, 1.00% to 7.63% due from 11/30/19 to 2/15/25	9,676,146,000	11,000,076,416
Goldman Sachs & Co.	0.37%		10/25/16	11/01/16	505,000	505,000	505,036,332	U.S. government sponsored agency obligations, 0.00% to 8.00% due from 4/15/21 to 10/15/49	7,052,406,214	540,350,000
	0.32%		10/31/16	11/01/16	69,500	69,500	69,500,618	U.S. government sponsored agency obligations, 3.00% to 3.50% due from 7/01/46 to 11/01/46	69,370,447	71,585,001
	0.31%		10/31/16	11/01/16	50,000	50,000	50,000,431	U.S. Treasury obligations, 0.00% due from 2/15/41 to 11/15/42	102,050,871	51,000,009
	0.39%		10/27/16	11/03/16	345,000	345,000	345,026,163	U.S. government sponsored agency obligations, 0.00% to 7.12% due from 1/01/21 to 10/25/46	2,644,549,200	366,486,683

Total Goldman Sachs & Co.						$969,500				$1,029,421,693
HSBC Securities (USA) Inc.	0.26%		10/31/16	11/01/16	500,000	500,000	500,003,611	U.S. Treasury obligations, 2.38% to 2.88% due from 5/15/24 to 5/15/43	479,010,400	510,003,451
	0.30	%(c)	10/31/16	11/01/16	380,000	380,000	380,003,167	U.S. government sponsored agency obligation, 3.00% due at 9/01/46	380,735,000	391,402,750
	0.28	%(c)	10/31/16	11/01/16	325,000	325,000	325,002,528	U.S. Treasury obligations, 0.88% to 1.63% due from 9/15/19 to 5/31/23	330,304,000	331,501,908

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016	17

Schedule of Investments (continued)	FedFund

Repurchase Agreements								Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
	0.27%		10/28/16	11/04/16	$315,000	$315,000	$315,016,538	U.S. Treasury obligations, 0.63% to 1.63% due from 11/15/16 to 5/31/23	$319,182,000	$321,303,660

Total HSBC Securities (USA) Inc.						$1,520,000				$1,554,211,769
JPMorgan Securities LLC	0.31%		10/31/16	11/01/16	454,000	454,000	454,003,909	U.S. Treasury obligations, 0.00% to 1.63% due from 10/31/23 to 5/15/46	735,362,251	463,080,836
	0.40	%(c)	10/31/16	11/01/16	340,000	340,000	340,003,778	U.S. government sponsored agency obligations, 2.00% to 7.50% due from 11/01/19 to 10/01/46	630,080,583	350,201,209
	0.53	%(a)	10/31/16	11/07/16	500,000	500,000	500,051,528	U.S. government sponsored agency obligations, 2.00% to 6.00% due from 3/01/23 to 10/16/53	666,130,314	520,430,833

Total JPMorgan Securities LLC						$1,294,000				$1,333,712,878
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.32	%(b)	10/31/16	11/01/16	100,000	100,000	100,000,889	U.S. Treasury obligations, 1.38% to 4.50% due from 2/28/19 to 5/15/44	93,543,150	102,000,001
	0.32%		10/31/16	11/01/16	50,000	50,000	50,000,444	U.S. Treasury obligation, 3.75% due at 11/15/43	40,678,300	51,000,072
	0.34%		10/31/16	11/01/16	2,000	2,000	2,000,019	U.S. government sponsored agency obligation, 5.58% due at 11/25/46	10,405,929	2,140,000
	0.32%		10/31/16	11/01/16	1,000	1,000	1,000,009	U.S. Treasury obligation, 1.50% due at 8/15/26	1,049,100	1,020,017
	0.40%		10/27/16	11/03/16	300,000	300,000	300,023,333	U.S. government sponsored agency obligations, 0.10% to 7.57% due from 2/25/21 to 8/25/44	3,444,935,273	309,774,088

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.						$453,000				$465,934,178
Mizuho Securities USA, Inc.	0.35%		10/31/16	11/01/16	712,010	712,010	712,016,726	U.S. Treasury obligation, 0.00% due at 5/15/25	700,000,000	726,250,000

See Notes to Financial Statements.

18	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016

Schedule of Investments (continued)	FedFund

Repurchase Agreements								Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
	0.35%		10/31/16	11/01/16	$13,000	$13,000	$13,000,126	U.S. Treasury obligation, 2.00% due at 5/31/21	$12,766,300	$13,260,019
	0.36	%(a)	10/17/16	11/17/16	400,000	400,000	400,124,000	U.S. government sponsored agency obligations, 0.87% to 7.07% due from 10/01/25 to 12/20/65	2,247,325,333	417,647,591
	0.66	%(a)	10/31/16	12/05/16	750,000	750,000	750,481,250	U.S. Treasury obligations, 0.13% to 8.88% due from 4/15/17 to 2/15/46	723,008,800	765,000,047

Total Mizuho Securities USA, Inc.						$1,875,010				$1,922,157,657
Morgan Stanley & Co. LLC	0.29%		10/31/16	11/01/16	4,000	4,000	4,000,032	U.S. government sponsored agency obligations and U.S. Treasury obligation, 2.45% to 5.00% due from 2/15/21 to 10/01/46	5,309,132	4,116,751
MUFG Securities Americas, Inc.	0.31%		10/31/16	11/01/16	1,294,000	1,294,000	1,294,011,143	U.S. government sponsored agency obligations and U.S. Treasury obligations, 1.13% to 7.00% due from 9/30/18 to 11/01/46	3,675,101,477	1,330,952,971
	0.30%		10/31/16	11/01/16	100,000	100,000	100,000,833	U.S. government sponsored agency obligations and U.S. Treasury obligations, 0.00% to 6.25% due from 11/10/16 to 5/15/30	103,789,977	102,017,559

Total MUFG Securities Americas, Inc.						$1,394,000				$1,432,970,530
Nomura Securities	0.37%		10/31/16	11/01/16	2,600,000	2,600,000	2,600,026,722	U.S. government sponsored agency obligations and U.S. Treasury obligations, 0.00% to 9.50% due from 1/15/17 to 9/20/66	5,014,445,523	2,657,685,106
Prudential Insurance Company of America	0.37%		10/31/16	11/01/16	71,812	71,812	71,813,238	U.S. Treasury obligation, 0.00% due at 11/15/43	150,000,000	73,249,500
	0.37%		10/31/16	11/01/16	63,394	63,394	63,394,402	U.S. Treasury obligation, 0.00% due at 5/15/39	115,000,000	64,661,050

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016	19

Schedule of Investments (continued)	FedFund

Repurchase Agreements								Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
	0.37%		10/31/16	11/01/16	$61,325	$61,325	$61,325,630	U.S. Treasury obligation, 0.00% due at 5/15/38	$110,000,000	$62,551,500
	0.37%		10/31/16	11/01/16	48,159	48,159	48,159,870	U.S. Treasury obligation, 0.00% due at 2/15/37	82,500,000	49,122,150
	0.37%		10/31/16	11/01/16	40,080	40,080	40,080,412	U.S. Treasury obligation, 0.00% due at 11/15/34	64,000,000	40,881,280
	0.37%		10/31/16	11/01/16	30,812	30,812	30,812,817	U.S. Treasury obligation, 0.00% due at 5/15/35	50,000,000	31,429,000
	0.37%		10/31/16	11/01/16	30,375	30,375	30,375,312	U.S. Treasury obligation, 0.00% due at 11/15/35	50,000,000	30,982,500
	0.37%		10/31/16	11/01/16	24,188	24,188	24,187,749	U.S. Treasury obligation, 0.00% due at 2/15/43	50,000,000	24,671,500
	0.37%		10/31/16	11/01/16	23,144	23,144	23,143,988	U.S. Treasury obligation, 0.00% due at 5/15/33	35,000,000	23,606,800

Total Prudential Insurance Company of America						$393,289				$401,155,280
RBC Capital Markets LLC	0.66	%(a)	10/31/16	12/05/16	825,000	825,000	825,529,375	U.S. government sponsored agency obligations, 0.00% to 15.37% due from 9/15/26 to 10/25/46	15,529,169,634	887,212,317
Societe Generale SA	0.33%		10/31/16	11/01/16	26,000	26,000	26,000,238	U.S. Treasury obligations, 0.13% to 6.50% due from 7/15/17 to 8/15/43	21,602,100	26,520,000
	0.40	%(a)	10/05/16	12/02/16	570,885	570,885	571,252,904	U.S. Treasury obligations, 0.00% to 6.13% due from 11/03/16 to 2/15/44	515,897,700	582,302,741
	0.41	%(a)	10/05/16	12/05/16	289,190	289,190	289,390,907	U.S. Treasury obligations, 0.00% to 4.50% due from 11/03/16 to 8/15/44	224,959,595	294,973,800
	0.41	%(a)	10/06/16	12/06/16	144,375	144,375	144,475,301	U.S. Treasury obligations, 0.00% to 3.50% due from 11/03/16 to 2/15/42	139,457,700	147,262,526
	0.43	%(a)	9/27/16	12/23/16	269,715	269,715	269,995,279	U.S. Treasury obligations, 1.50% to 1.63% due from 5/31/20 to 7/31/20	269,501,200	275,109,379

See Notes to Financial Statements.

20	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016

Schedule of Investments (continued)	FedFund

Repurchase Agreements								Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
	0.43	%(a)	9/28/16	1/04/17	$929,450	$929,450	$930,537,973	U.S. Treasury obligations, 0.00% to 8.00% due from 1/15/17 to 2/15/46	$807,312,142	$948,039,007
	0.38	%(a)	10/18/16	1/04/17	154,000	154,000	154,126,793	U.S. Treasury obligations, 0.13% to 8.50% due from 1/15/17 to 5/15/44	135,675,300	157,080,000

Total Societe Generale SA						$2,383,615				$2,431,287,453
Wells Fargo Bank NA	0.32	%(b)	10/31/16	11/01/16	108,000	108,000	108,000,960	U.S. Treasury obligations, 0.88% to 1.38% due from 11/15/17 to 10/31/20	109,447,164	110,160,012
Wells Fargo Securities LLC	0.34%		10/31/16	11/01/16	2,970,000	2,970,000	2,970,028,050	U.S. government sponsored agency obligations, 3.00% due from 10/01/46 to 11/01/46	2,960,761,276	3,059,100,001
	0.32%		10/25/16	11/01/16	517,000	517,000	517,032,169	U.S. government sponsored agency obligations, 2.50% due from 10/01/31 to 11/01/31	516,061,403	532,510,000
	0.34	%(c)	10/31/16	11/01/16	440,000	440,000	440,004,156	U.S. government sponsored agency obligations, 3.00% due from 10/01/46 to 11/01/46	438,792,257	453,200,001
	0.32	%(b)	10/31/16	11/01/16	325,000	325,000	325,002,889	U.S. Treasury obligations, 1.25% to 3.25% due from 11/30/16 to 5/15/23	326,631,037	331,500,015
	0.35%		10/27/16	11/03/16	634,500	634,500	634,543,181	U.S. government sponsored agency obligations, 2.50% to 4.50% due from 7/01/31 to 11/01/46	632,585,768	653,535,001

Total Wells Fargo Securities LLC						$4,886,500				$5,029,845,018
Total						$40,712,204				$41,518,516,313

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	Traded in a joint account.
(c)	Variable rate security. Rate as of period end.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016	21

Schedule of Investments (concluded)	FedFund

During the year ended October 31, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Par held at October 31, 2015	Par Purchased	Par Sold	Par held at October 31, 2016	Income
PNC Bank N.A.	$27,800,000	$37,826,600,000	($37,854,400,000)	—	$376,397

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$87,324,341,090	—	$87,324,341,090

[1]	See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, cash of $513,952,577 is categorized as Level 1 within the disclosure hierarchy.

During the period ended October 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

22	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016

Schedule of Investments October 31, 2016	TempCash
(Percentages shown are based on Net Assets)

Commercial Paper (a)	Par (000)	Value
Caisse Centrale Desjardins DU Queb, 0.41%, 11/01/16	$4,000	$3,999,955
Starbird Funding Corp., 0.45%, 11/01/16	3,461	3,460,957
Versailles Com Paper LLC, 0.48%, 11/01/16	1,300	1,299,984
Victory Receivables Corp., 0.40%, 11/01/16	4,000	3,999,956
Total Commercial Paper — 13.0%		12,760,852

Municipal Bonds (b)
Iowa Finance Authority RB 2015 VRDN (Federal Home Loan Bank SBPA), 0.68%, 11/07/16	2,000	2,000,000
Jets Stadium Development LLC Series 2007A-4C VRDN, 0.89%, 11/07/16	2,000	2,000,000
Total Municipal Bonds — 4.1%		4,000,000

Time Deposits
Credit Agricole Corporate & Investment Bank, 0.31%, 11/01/16	2,764	2,764,000

Time Deposits	Par (000)	Value
Credit Industriel et Commercial, 0.31%, 11/01/16	$4,000	$4,000,000
KBC Bank NV (New York Branch), 0.33%, 11/01/16	4,000	4,000,000
Lloyds Bank PLC, 0.30%, 11/01/16	4,000	4,000,000
National Australia Bank Ltd., 0.30%, 11/01/16	4,000	4,000,000
Nordea Bank Finland Plc New York, 0.31%, 11/01/16	4,000	4,000,000
Skandinaviska Enskilda Banken AB, 0.32%, 11/01/16	4,000	4,000,000
Svenska Handelbanken AB, 0.30%, 11/01/16	4,000	4,000,000
Swedbank AB, New York, 0.30%, 11/01/16	4,000	4,000,000
Total Time Deposits — 35.3%		34,764,000

Total Repurchase Agreements — 47.8%		47,000,000
Total Investments (Cost — $98,525,001*) — 100.2%		98,524,852
Liabilities in Excess of Other Assets — (0.2)%		(220,259)

Net Assets — 100.0%		$98,304,593

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Repurchase Agreements

Repurchase Agreements								Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
Citigroup Global Markets, Inc.	0.32	%(a)	10/31/16	11/01/16	$18,000	$18,000	$18,000,160	U.S. Treasury obligations, 0.51% to 3.63% due from 6/30/18 to 11/15/22	$17,900,910	$18,360,004
Credit Suisse Securities (USA) LLC	0.66	%(b)	10/31/16	11/01/16	2,000	2,000	2,000,037	U.S. government sponsored agency obligation, 6.00% due at 12/25/65	3,260,000	2,400,249
HSBC Securities (USA) Inc.	0.61	%(b)	10/28/16	11/01/16	2,000	2,000	2,000,034	U.S. government sponsored agency obligation, 0.85% due at 2/18/20	2,135,000	2,140,021
JP Morgan Securities LLC	0.53	%(b)	10/31/16	11/01/16	3,000	3,000	3,000,044	Corporate/debt obligation, 0.00% due at 11/01/16	3,155,000	3,154,965
RBC Capital Markets LLC	0.49	%(b)	10/31/16	11/01/16	2,000	2,000	2,000,027	Corporate/debt obligation, 4.30% due at 3/08/26	1,963,185	2,100,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016	23

Schedule of Investments (concluded)	TempCash

Repurchase Agreements								Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
	0.49	%(b)	10/31/16	11/01/16	$1,000	$1,000	$1,000,014	Corporate/debt obligations, 0.00% due from 11/10/16 to 2/22/17	$1,049,764	$1,050,001

Total RBC Capital Markets LLC						$3,000				$3,150,001
Wells Fargo Bank NA	0.32	%(a)	10/31/16	11/01/16	10,000	10,000	10,000,089	U.S. Treasury obligations, 0.88% to 1.38% due from 11/15/17 to 10/31/20	10,133,996	10,200,000
Wells Fargo Securities LLC	0.32	%(a)	10/31/16	11/01/16	9,000	9,000	9,000,080	U.S. Treasury obligations, 1.25% to 3.25% due from 11/30/16 to 5/15/23	9,045,169	9,180,002
Total						$47,000				$48,585,242

(a)	Traded in a joint account.

(b)	Variable rate security. Rate as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$98,524,852	—	$98,524,852

[1]	See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, cash of $1,112 is categorized as Level 1 within the disclosure hierarchy.

During the year ended October 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

24	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016

Schedule of Investments October 31, 2016	TempFund
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 2.2%
Wells Fargo Bank N.A., 1.30%, 1/17/17 (a)	$200,000	$200,159,140

		200,159,140
Yankee — 20.0% (b)
Bank of Montreal, Chicago:
0.56%, 11/15/16	50,000	50,001,935
0.57%, 11/17/16	25,000	25,001,133
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.90%, 1/20/17	50,000	50,009,540
1.28%, 4/13/17	30,000	30,016,071
1.26%, 4/27/17	50,000	50,005,580
Canadian Imperial Bank of Commerce, New York, 1.31%, 1/13/17 (a)	150,000	150,097,290
Cooperatieve Rabobank UA New York:
1.00%, 11/21/16 (a)	50,000	50,013,495
1.05%, 11/21/16 (a)	44,000	44,011,119
Credit Industriel et Commercial, New York:
1.24%, 4/11/17	25,000	25,030,173
1.24%, 4/13/17	25,000	25,029,408
Dexia Credit Local, New York, 1.07%, 5/24/17 (a)	70,000	69,995,877
DZ Bank AG Deutsche Zentral Genoss, New York:
1.04%, 2/14/17	60,000	59,992,332
1.22%, 4/18/17	25,000	25,005,193
Mitsubishi UFJ Trust and Banking Corp., New York, 1.23%, 11/14/16 (a)	45,000	45,016,128
Mizuho Bank Ltd., New York:
1.23%, 11/14/16 (a)	50,000	50,023,200
1.24%, 11/14/16 (a)	72,000	72,032,969
0.90%, 1/12/17	50,000	50,017,175
Natixis S.A., New York, 0.73%, 11/21/16 (a)	250,000	250,038,150
Nordea Bank Finland PLC, New York, 1.19%, 3/01/17	26,000	26,035,253
Norinchukin Bank, New York:
0.90%, 1/17/17	40,000	40,010,176
1.00%, 2/28/17	80,000	80,010,544
1.00%, 3/01/17	60,000	60,007,212
1.29%, 4/20/17	50,000	50,022,245
Skandinaviska Enskilda Banken, New York, 1.06%, 11/14/16 (a)	91,000	90,991,155
Sumitomo Mitsui Banking Corp, New York:
1.23%, 11/14/16 (a)	50,000	50,031,025
0.95%, 1/10/17	60,000	60,037,410
Sumitomo Mitsui Banking Corp., New York, 0.95%, 1/12/17	50,000	50,030,245
Sumitomo Mitsui Trust Bank Ltd., New York, 1.22%, 11/14/16 (a)	70,000	70,040,397
Sumitomo Mitsui Trust, New York, 1.23%, 11/14/16 (a)	70,000	70,043,435
Svenska Handelsbanken, Inc., New York, 1.07%, 11/15/16 (a)	57,000	57,024,282

		1,825,620,147
Total Certificates of Deposit — 22.2%		2,025,779,287

Commercial Paper
Albion Capital LLC, 0.68%, 11/15/16 (c)	60,000	59,989,002
Alpine Securitization Ltd., 1.05%, 1/17/17 (c)	25,000	24,951,575
Antalis SA, 0.69%, 11/14/16 (c)	60,000	59,987,982
Bank Nederlandse Gemeeten, 0.60%, 11/28/16 (c)	100,000	99,954,030
Bank of Nova Scotia, New York:
1.06%, 11/14/16 (a)	60,000	59,993,754
1.03%, 11/17/16 (a)	50,000	50,034,150

Commercial Paper	Par (000)	Value
Barton Capital SA:
0.65%, 11/04/16 (c)	$13,000	$12,999,353
0.65%, 11/09/16 (c)	23,000	22,997,309
1.03%, 1/09/17 (c)	43,000	42,934,197
Bennington Stark Cap Co., 1.10%, 1/09/17 (c)	25,000	24,959,653
BNP Paribas (New York Branch):
1.00%, 2/10/17 (c)	30,000	29,926,050
1.25%, 4/13/17 (c)	40,000	39,802,288
Caisse Centrale Desjardins, 0.41%, 11/01/16	140,000	139,998,432
Cancara Asset Securitisation LLC, 1.02%, 1/19/17 (c)	30,000	29,939,334
Commonwealth Bank of Australia:
1.08%, 11/17/16 (a)	60,000	59,995,662
1.14%, 11/18/16 (a)	40,000	39,997,660
1.26%, 1/17/17 (a)	40,000	40,011,816
1.28%, 1/18/17 (a)	24,000	24,011,916
1.24%, 1/27/17 (a)	25,000	24,999,263
Cooperatieve Rabobank UA New York, 0.63%, 12/14/16 (c)	50,000	49,965,045
DBS Bank Ltd.:
0.56%, 11/18/16 (c)	10,000	9,997,900
0.90%, 1/13/17 (c)	75,000	74,908,268
DNB NOR Bank ASA, 1.00%, 11/21/16 (a)	85,000	85,020,103
Erste Abwicklungsanstalt:
0.95%, 11/21/16 (a)	50,000	50,020,175
1.00%, 11/21/16 (a)	50,000	50,018,305
1.05%, 2/15/17 (c)	77,000	76,840,256
HSBC Bank PLC, 1.03%, 11/17/16 (a)	57,000	57,020,383
Kells Funding LLC:
1.04%, 1/30/17 (c)	50,000	49,878,415
1.04%, 2/03/17 (c)	20,000	19,948,806
1.05%, 2/06/17 (c)	40,000	39,893,724
Liberty Street Funding LLC, 0.91%, 1/10/17 (c)	50,000	49,917,365
Matchpoint Finance PLC, 1.30%, 4/18/17 (c)	65,000	64,630,235
Mitsubishi UFJ Trust and Banking Corp., 0.93%, 1/12/17 (c)	40,000	39,938,356
National Australia Bank Ltd., New York, 1.25%, 1/17/17 (a)	50,000	50,021,730
Nieuw Amsterdam Receivables Corp., 0.73%, 12/02/16 (c)	40,000	39,978,276
NRW.Bank, 0.60%, 12/07/16 (c)	100,000	99,932,680
Old Line Funding LLC, 1.04%, 11/14/16 (a)	59,750	59,770,190
Standard Chartered Bank, 0.90%, 1/12/17 (c)	50,000	49,926,595
Starbird Funding Corp.:
1.18%, 11/14/16 (a)	60,000	60,026,112
1.18%, 11/17/16 (a)	70,000	70,020,461
Sumitomo Mitsui Trust Bank, New York, 0.95%, 1/12/17 (c)	70,000	69,907,593
Sumitomo Trust & Banking Co. Ltd., New York, 1.00%, 2/17/17 (c)	40,000	39,898,024
Thunder Bay Funding LLC:
1.06%, 11/14/16 (a)	57,000	56,994,140
1.03%, 11/21/16 (a)	50,000	50,007,735
Toyota Motor Credit Corp, 1.16%, 1/18/17 (a)	25,000	25,005,165
United Overseas Bank Ltd.:
0.90%, 1/12/17 (c)	100,000	99,826,830
0.92%, 1/20/17 (c)	90,000	89,814,105
0.99%, 2/09/17 (c)	60,000	59,829,648
Versailles Com Paper LLC:
0.65%, 11/18/16 (c)	25,000	24,993,250
1.03%, 1/13/17 (c)	25,000	24,955,703
1.00%, 1/23/17 (c)	50,000	49,890,100
Victory Receivables Corp.:
0.65%, 11/02/16 (c)	39,089	39,088,011
0.65%, 11/15/16 (c)	50,000	49,989,165
0.65%, 11/16/16 (c)	42,836	42,825,968
1.01%, 1/11/17 (c)	34,000	33,942,472

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016	25

Schedule of Investments (continued)	TempFund

Commercial Paper	Par (000)	Value
Westpac Banking Corp., 1.23%, 1/20/17 (a)	$60,000	$60,001,146
Westpac Trust Securities Ltd., New Zealand, 1.05%, 11/21/16 (a)	25,000	25,003,058
Working Capital Management, 0.65%, 11/15/16 (c)	15,000	14,996,744
Total Commercial Paper — 31.7%		2,892,125,663

Corporate Notes
Connecticut State, 0.63%, 11/07/16 (d)	133,700	133,700,000
Jets Stadium Development LLC, 0.85%, 11/07/16 (d)	3,200	3,200,000
Santa Clara Valley Transportation Authority, 0.58%, 11/07/16 (d)	19,020	19,020,000
Total Corporate Notes — 1.7%		155,920,000

Municipal Bonds (d)
California GO Series B1 VRDN (Mizuho Bank Ltd.LOC), 0.50%, 11/07/16	45,000	45,000,000
Cleveland-Cuyahoga County Port Authority RB (89th Garage Project) Series 2007 VRDN (JP Morgan Chase Bank N.A. LOC), 0.61%, 11/07/16	45,650	45,650,000
Houston Utility System RB (First Lien Water Revenue) Series 2004-B5 VRDN (Lloyds Bank LOC), 0.61%, 11/07/16	92,000	92,000,000
Illinois Finance Authority RB Series 2009 VRDN (Wells Fargo Bank N.A. SBPA), 0.48%, 11/01/16	4,850	4,850,000
Jackson County PCRB (Chevron USA, Inc. Project) Series 1993 VRDN, 0.52%, 11/01/16	27,610	27,610,000
Los Angeles Department of Water & Power RB Series 2001B-1 VRDN (Royal Bank of Canada SBPA), 0.59%, 11/07/16	43,700	43,700,000
Maryland Health & Higher Educational Facilities Authority RB (University of Maryland Medical System Project) Series 2008D VRDN (TD Bank N.A. LOC), 0.50%, 11/01/16	19,530	19,530,000
Metropolitan Transportation Authority RB Series 2015E-2 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.56%, 11/07/16	45,775	45,775,000
Mississippi Business Finance Corp RB (Chevron Corp. Project) VRDN, 0.48%, 11/01/16	5,165	5,165,000
Mississippi Business Finance Corp RB (Chevron USA Inc. Project) Series 2009C VRDN, 0.48%, 11/01/16	11,385	11,385,000
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2009G VRDN, 0.48%, 11/01/16	15,300	15,300,000
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2010F VRDN, 0.58%, 11/07/16	21,080	21,080,000
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2010-I VRDN (Chevron Corp. Guaranty), 0.48%, 11/01/16	15,150	15,150,000
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2011C VRDN, 0.48%, 11/01/16	27,720	27,720,000

Municipal Bonds	Par (000)	Value
New York City RB Series 2011D-3B VRDN (Royal Bank of Canada LOC), 0.51%, 11/01/16	$9,000	$9,000,000
New York City GO Series 2008J-J8 VRDN (Sumitomo Mitsui Bank Corp. LOC), 0.68%, 11/07/16	20,000	20,000,000
New York City GO Series 2012G-7 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.50%, 11/01/16	24,345	24,345,000
New York City GO Series 2013D-4 VRDN (TD Bank N.A. LOC), 0.50%, 11/01/16	24,000	24,000,000
New York Dormitory Authority RB (City University of New York Project) Series 2008D VRDN (TD Bank N.A. LOC), 0.60%, 11/07/16	18,200	18,200,000
North Carolina Medical Care Commission RB (Caromont Health Project ) Series 2003B VRDN (Wells Fargo Bank N.A. LOC), 0.59%, 11/07/16	33,445	33,445,000
North Hudson Sewerage Authority RB Series 2012C VRDN (TD Bank N.A. LOC), 0.70%, 11/07/16	20,000	20,000,000
Simmons College RB Series 2008 VRDN (TD Bank N.A. LOC), 0.64%, 11/07/16	7,890	7,890,000
South Carolina Jobs-Economic Development Authority RB (Anmed Health Project) Series 2009A VRDN (Wells Fargo Bank N.A. LOC), 0.60%, 11/07/16	25,285	25,285,000
Southern California Public Power Authority RB (Magnolia Power Project) Series 2009 VRDN (Wells Fargo Bank N.A. LOC), 0.57%, 11/07/16	20,000	20,000,000
Triborough Bridge & Tunnel Authority RB Series 2005B-2 VRDN (Wells Fargo Bank N.A. LOC), 0.48%, 11/01/16	32,470	32,470,000
Uinta County RB (Chevron USA Inc. Project) Series 1 VRDN, 0.48%, 11/01/16	8,945	8,945,000
Yonkers IDRB (Consumers Union of United States Project) Series 2005 VRDN (JPMorgan Chase Bank N.A. LOC), 0.65%, 11/07/16	19,575	19,575,000
Total Municipal Bonds — 7.5%		683,070,000

Corporate Bonds
Nordea North America, Inc., 3.13%, 3/20/17 (e)	7,265	7,322,835
Sumitomo Mitsui Banking Corp, 1.30%, 1/10/17	39,232	39,254,413
Total Corporate Bonds — 0.5%		46,577,248

Time Deposits
ANZ Bank New Zealand Ltd., 0.32%, 11/01/16	200,000	200,000,000
Credit Agricole Corporate & Investment Bank, 0.31%, 11/01/16	200,000	200,000,000
Credit Industriel et Commercial, 0.31%, 11/01/16	198,000	198,000,000
ING Bank N.V. (Amsterdam Branch), 0.48%, 11/04/16	200,000	200,000,000
KBC Bank NV (New York Branch), 0.33%, 11/01/16	300,000	300,000,000
Lloyds Bank PLC, 0.30%, 11/01/16	200,000	200,000,000
Natixis SA, 0.30%, 11/01/16	68,000	68,000,000
Nordea Bank Finland PLC New York, 0.31%, 11/01/16	200,000	200,000,000
Skandinaviska Enskilda Banken AB, 0.32%, 11/01/16	200,000	200,000,000

See Notes to Financial Statements.

26	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016

Schedule of Investments (continued)	TempFund

Time Deposits	Par (000)	Value
Standard Chartered Bank, 0.43%, 11/01/16	$200,000	$200,000,000
Total Time Deposits — 21.5%		1,966,000,000

Value
Total Repurchase Agreements — 15.0%	$1,370,000,000
Total Investments (Cost — $9,138,123,758*) — 100.1%	9,139,472,198
Liabilities in Excess of Other Assets — (0.1)%	(9,536,744)

Net Assets — 100.0%	$9,129,935,454

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate as of period end.

(b)	Issuer is a U.S. branch of a foreign domiciled bank.

(c)	Rates are discount rates or a range of discount rates at the time of purchase.

(d)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Repurchase Agreements

Repurchase Agreements								Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
Citigroup Global Markets, Inc.	1.12	%(a)	10/31/16	1/04/17	$100,000	$100,000	$100,202,222	Corporate/debt obligations, 0.67% to 5.50% due from 1/15/37 to 6/16/42	$380,606,590	$107,000,000
Credit Suisse Securities (USA) LLC	0.78	%(b)	10/31/16	11/01/16	75,000	75,000	75,001,625	U.S. government sponsored agency obligations, 0.00% to 5.88% due from 6/30/36 to 6/27/47	129,547,089	90,004,783
	0.98	%(b)	10/31/16	11/01/16	50,000	50,000	50,001,361	U.S. government sponsored agency obligations, 3.50% to 6.00% due from 10/25/46 to 12/25/65	63,870,000	60,001,257
	0.98	%(a)	10/31/16	12/05/16	12,000	12,000	12,011,433	U.S. government sponsored agency obligation, 6.00% due at 12/25/65	19,560,000	14,401,492

Total Credit Suisse Securities (USA) LLC						$137,000				$164,407,532
Federal Reserve Bank of New York	0.25%		10/31/16	11/01/16	125,000	125,000	125,000,868	U.S. Treasury obligation, 2.13% due at 8/15/21	120,166,900	125,000,894
HSBC Securities (USA) Inc.	0.55	%(b)	10/31/16	11/01/16	62,000	62,000	62,000,947	Corporate/debt obligations, 0.85% to 5.88% due from 10/30/19 to 4/11/26	68,526,000	68,913,135
	0.63	%(b)	10/31/16	11/01/16	43,000	43,000	43,000,753	Corporate/debt obligations, 1.75% to 5.20% due from 10/30/19 to 12/03/25	50,485,000	51,602,399

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016	27

Schedule of Investments (continued)	TempFund

Repurchase Agreements								Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
	0.61%		10/31/16	11/01/16	$29,000	$29,000	$29,000,491	Corporate/debt obligations, 1.00% to 3.70% due from 7/15/19 to 8/08/46	$30,783,000	$30,450,851

Total HSBC Securities (USA) Inc.						$134,000				$150,966,385
JP Morgan Securities LLC	0.53	%(b)	10/31/16	11/01/16	193,000	193,000	193,002,841	Corporate/debt obligations, 0.00% due from 11/01/16 to 12/05/16	202,714,000	202,653,065
	1.26	%(a)	10/31/16	1/30/17	100,000	100,000	100,318,500	U.S. government sponsored agency obligations, 0.67% to 6.03% due from 10/15/25 to 6/15/49	644,630,160	119,044,207

Total JP Morgan Securities LLC						$293,000				$321,697,272
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.01	%(a)	10/31/16	12/15/16	68,000	68,000	68,085,850	U.S. government sponsored agency obligations, 0.00% to 3.84% due from 8/01/20 to 6/25/46	97,391,928	85,000,001
Mizuho Securities USA, Inc.	0.63	%(b)	10/31/16	11/01/16	100,000	100,000	100,001,750	U.S. Treasury obligations, 0.13% to 2.88% due from 2/28/18 to 1/15/25	98,980,200	102,000,098
RBC Capital Markets LLC	0.51	%(b)	10/31/16	11/01/16	200,000	200,000	200,002,833	Corporate/debt obligations, 1.00% to 9.50% due from 11/14/16 to 7/01/16	202,287,131	210,148,462
	0.51	%(b)	10/31/16	11/01/16	130,000	130,000	130,001,842	Corporate/debt obligations, 0.00% to 0.70% due from 11/02/16 to 7/19/17	136,820,892	136,500,002
	0.51	%(b)	10/31/16	11/01/16	3,000	3,000	3,000,043	Corporate/debt obligations, 0.00% to 4.50% due from 1/15/18 to 9/15/26	3,351,457	3,150,001

Total RBC Capital Markets LLC						$333,000				$349,798,465

See Notes to Financial Statements.

28	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016

Schedule of Investments (concluded)	TempFund

Repurchase Agreements								Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
Wells Fargo Securities LLC	0.58	%(b)	10/31/16	11/01/16	$80,000	$80,000	$80,001,289	U.S. government sponsored agency obligation, 1.09% to 5.79% due from 12/08/20 to 2/12/49	$169,805,788	$85,600,000
Total						$1,370,000				$1,491,470,647

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(b)	Variable rate security. Rate as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$9,139,472,198	$—	$9,139,472,198
[1] See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, bank overdraft of $3,971,221 is categorized as Level 2 within the disclosure hierarchy.

During the period ended October 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016	29

Schedule of Investments October 31, 2016	T-Fund
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a)
0.40%, 11/03/16	$300,000	$299,993,417
0.25%-0.39%, 11/10/16	1,441,065	1,440,961,699
0.25%, 11/17/16	1,750,950	1,750,752,286
0.24%, 11/25/16	914,970	914,815,584
0.34%, 12/01/16	2,100,000	2,099,413,750
0.34%, 12/08/16	549,200	549,010,906
0.34%-0.39%, 1/12/17	792,000	791,426,560
0.43%, 1/19/17	600,000	599,433,833
0.42%-0.43%, 1/26/17	713,000	712,276,929
0.35%-0.44%, 2/02/17	519,640	519,116,682
0.44%, 2/09/17	678,000	677,171,333
0.45%, 2/16/17	200,000	199,735,472
0.48%, 3/02/17	517,630	516,794,890
0.48%, 3/09/17	487,000	486,168,852
0.54%, 3/16/17	525,000	523,936,875
0.48%-0.49%, 4/06/17	1,153,200	1,150,778,347
0.50%, 4/13/17	1,000,000	997,758,750
0.47%, 4/20/17	500,000	498,890,278
0.61%, 4/27/17	518,350	516,808,125
0.55%, 5/25/17	2,040	2,033,611
0.56%, 6/22/17	100,000	99,640,792
0.68%, 10/12/17	280,710	278,892,229

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes:
0.63%-3.25%, 12/31/16	$837,210	$840,117,305
0.75%, 1/15/17	393,280	393,545,807
0.42%, 1/31/17 (b)	300,293	300,292,616
0.50%-0.88%, 1/31/17	648,105	648,470,933
4.63%, 2/15/17	116,710	118,114,463
0.50%-3.00%, 2/28/17	1,230,135	1,233,658,289
0.75%, 3/15/17	766,355	767,139,127
0.50%-3.25%, 3/31/17	1,228,745	1,233,660,463
0.41%, 4/30/17 (b)	94,531	94,530,055
0.88%-8.75%, 5/15/17	547,830	557,393,907
0.63%-2.75%, 5/31/17	397,690	402,135,660
0.63%-2.50%, 6/30/17	294,150	294,832,176
0.88%, 7/15/17	234,380	234,948,319
0.42%, 7/31/17 (b)	600,055	599,966,046
0.50%, 7/31/17	384,045	383,955,170
0.63%, 8/31/17	339,630	339,495,781
0.51%, 10/31/17 (b)	840,447	840,243,442
0.61%, 1/31/18 (b)	588,890	589,471,924
0.53%, 4/30/18 (b)	2,004,340	2,004,530,619
0.51%, 7/31/18 (b)	869,985	870,083,657
0.51%, 10/31/18 (b)	365,990	365,983,284
Total U.S. Treasury Obligations — 48.8%		28,738,380,243

Total Repurchase Agreements — 49.3%		29,058,973,184
Total Investments (Cost — $57,797,353,427*) — 98.1%		57,797,353,427
Other Assets Less Liabilities — 1.9%		1,135,783,042

Net Assets — 100.0%		$58,933,136,469

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate as of period end.

Repurchase Agreements

Repurchase Agreements							Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
Bank of Montreal	0.30%	10/31/16	11/01/16	$2,000	$2,000	$2,000,017	U.S. Treasury obligations, 0.13% to 2.13% due from 3/31/18 to 2/15/45	$1,990,700	$2,040,040
Bank of Nova Scotia	0.30%	10/31/16	11/01/16	20,500	20,500	20,500,171	U.S. Treasury obligations, 0.00% to 1.63% due from 12/29/16 to 11/30/20	20,919,200	20,910,215
Barclays Capital, Inc.	0.32%	10/31/16	11/01/16	750,000	750,000	750,006,667	U.S. Treasury obligations, 0.00% to 0.13% due from 4/15/17 to 8/15/46	740,512,316	765,000,095

See Notes to Financial Statements.

30	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016

Schedule of Investments (continued)	T-Fund

Repurchase Agreements								Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
BNP Paribas SA	0.33	%(a)	10/14/16	11/14/16	$600,000	$600,000	$600,170,500	U.S. Treasury obligations, 0.63% to 2.75% due from 8/31/17 to 2/15/46	$575,911,200	$612,000,037
	0.31	%(a)	10/20/16	11/18/16	500,000	500,000	500,124,861	U.S. Treasury obligations, 0.00% to 3.63% due from 2/23/17 to 2/15/46	472,347,541	510,000,000

Total BNP Paribas SA						$1,100,000				$1,122,000,037
BNP Paribas Securities Corp.	0.30%		10/25/16	11/01/16	191,735	191,735	191,746,185	U.S. Treasury obligations, 0.00% to 8.75% due from 11/15/16 to 8/15/45	185,712,425	195,569,700
	0.32%		10/31/16	11/01/16	84,000	84,000	84,000,747	U.S. Treasury obligations, 2.00% to 6.75% due from 2/15/22 to 8/15/26	82,679,500	85,680,036
	0.33	%(a)	10/25/16	11/08/16	970,000	970,000	970,124,483	U.S. Treasury obligations, 0.00% to 8.50% due from 11/15/16 to 8/15/45	1,062,417,300	989,400,043
	0.32	%(a)	10/26/16	11/25/16	475,000	475,000	475,126,667	U.S. Treasury obligations, 0.00% to 8.50% due from 4/27/17 to 8/15/26	451,853,000	484,500,061
	0.31	%(a)	10/28/16	11/28/16	767,500	767,500	767,704,880	U.S. Treasury obligations, 0.00% to 8.13% due from 11/10/16 to 8/15/45	779,014,641	782,850,000
	0.32	%(a)	10/27/16	11/29/16	445,105	445,105	445,235,564	U.S. Treasury obligations, 0.00% to 6.13% due from 12/08/16 to 5/15/45	417,372,900	454,007,125

Total BNP Paribas Securities Corp.						$2,933,340				$2,992,006,965
Citigroup Global Markets, Inc.	0.32	%(b)	10/31/16	11/01/16	347,000	347,000	347,003,084	U.S. Treasury obligations, 0.51% to 3.63% due from 6/30/18 to 11/15/22	345,089,786	353,940,081
	0.29%		10/25/16	11/01/16	78,745	78,745	78,749,440	U.S. Treasury obligations, 0.00% to 2.13% due from 12/08/16 to 9/30/21	78,015,000	80,319,903

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016	31

Schedule of Investments (continued)	T-Fund

Repurchase Agreements								Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
	0.32%		10/31/16	11/01/16	$76,000	$76,000	$76,000,676	U.S. Treasury obligation, 1.25% due at 11/30/18	$76,584,500	$77,520,011

Total Citigroup Global Markets, Inc.						$501,745				$511,779,995
Credit Agricole Corporate and Investment Bank SA	0.32%		10/31/16	11/01/16	1,594,000	1,594,000	1,594,014,169	U.S. Treasury obligations, 0.13% to 2.50% due from 2/28/18 to 5/15/24	1,581,554,300	1,625,880,063
	0.32	%(b)	10/31/16	11/01/16	935,000	935,000	935,008,311	U.S. Treasury obligations, 1.25% to 1.75% due from 9/30/19 to 12/31/20	940,541,915	953,700,039
	0.32%		10/26/16	11/02/16	400,000	400,000	400,024,889	U.S. Treasury obligations, 0.88% to 4.75% due from 11/30/17 to 2/15/41	320,925,700	408,000,027

Total Credit Agricole Corporate and Investment Bank SA						$2,929,000				$2,987,580,129
Deutsche Bank Securities, Inc.	0.36%		10/31/16	11/01/16	500,000	500,000	500,005,000	U.S. Treasury obligations, 0.00% to 1.75% due from 11/30/16 to 5/15/23	508,643,500	510,000,013
Federal Reserve Bank of New York	0.25%		10/31/16	11/01/16	8,200,000	8,200,000	8,200,056,944	U.S. Treasury obligations, 1.38% to 4.75% due from 8/15/19 to 8/15/43	7,304,830,100	8,200,056,993
Goldman Sachs & CO	0.25%		10/31/16	11/01/16	28,000	28,000	28,000,194	U.S. Treasury obligations, 0.75% to 5.50% due from 7/31/18 to 8/15/28	23,658,500	28,560,009
HSBC Securities (USA) Inc.	0.27	%(c)	10/31/16	11/01/16	751,000	751,000	751,005,633	U.S. Treasury obligations, 0.00% due from 11/15/26 to 5/15/46	1,156,143,680	766,020,776
	0.27%		10/25/16	11/01/16	492,000	492,000	492,025,830	U.S. Treasury obligations, 2.63% to 4.75% due from 11/15/20 to 8/15/41	393,001,900	501,841,295
	0.28%		10/31/16	11/01/16	255,000	255,000	255,001,983	U.S. Treasury obligations, 0.42% to 1.50% due from 7/31/17 to 2/28/23	260,324,700	260,103,935

See Notes to Financial Statements.

32	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016

Schedule of Investments (continued)	T-Fund

Repurchase Agreements								Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
	0.28%		10/31/16	11/01/16	$10,000	$10,000	$10,000,078	U.S. Treasury obligations, 2.75% to 3.00% due from 8/15/42 to 5/15/45	$9,513,200	$10,202,385
	0.28%		10/26/16	11/02/16	319,000	319,000	319,017,368	U.S. Treasury obligations, 0.75% to 3.88% due from 8/15/19 to 11/15/45	293,460,400	325,382,826
	0.27%		10/28/16	11/04/16	196,000	196,000	196,010,290	U.S. Treasury obligations, 1.50% to 2.25% due from 2/28/23 to 8/15/46	208,300,000	199,920,448

Total HSBC Securities (USA) Inc.						$2,023,000				$2,063,471,665
JPMorgan Securities LLC	0.31	%(c)	10/31/16	11/01/16	250,000	250,000	250,002,153	U.S. Treasury obligations, 1.50% to 1.63% due from 5/15/26 to 8/15/26	258,813,100	255,004,760
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.32	%(b)	10/31/16	11/01/16	900,000	900,000	900,008,000	U.S. Treasury obligations, 1.38% to 4.50% due from 2/28/19 to 5/15/44	841,888,350	918,000,005
	0.32%		10/31/16	11/01/16	85,000	85,000	85,000,756	U.S. Treasury obligation, 0.88% due at 1/15/18	86,343,600	86,700,021
	0.32%		10/31/16	11/01/16	50,000	50,000	50,000,444	U.S. Treasury obligation, 3.75% due at 11/15/43	40,678,300	51,000,072

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.						$1,035,000				$1,055,700,098
Mizuho Securities USA, Inc.	0.35%		10/31/16	11/01/16	305,147	305,147	305,150,026	U.S. Treasury obligation, 0.00% due at 5/15/25	300,000,000	311,250,000
Morgan Stanley & CO LLC	0.27%		10/31/16	11/01/16	14,000	14,000	14,000,105	U.S. Treasury obligations, 0.00% to 1.63% due from 11/10/16 to 12/31/19	13,960,000	14,280,099
MUFG Securities Americas, Inc.	0.29%		10/31/16	11/01/16	922,000	922,000	922,007,427	U.S. Treasury obligations, 0.00% to 8.75% due from 11/10/16 to 8/15/46	844,261,400	940,440,066
Nomura Securities International, Inc.	0.34%		10/31/16	11/01/16	2,200,000	2,200,000	2,200,020,778	U.S. Treasury obligations, 0.00% to 8.75% due from 11/15/16 to 8/15/46	2,151,242,655	2,244,000,075

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016	33

Schedule of Investments (continued)	T-Fund

Repurchase Agreements							Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
Prudential Insurance Company of America	0.37%	10/31/16	11/01/16	$88,575	$88,575	$88,576,285	U.S. Treasury obligation, 2.25% due at 11/15/24	$86,100,000	$90,347,313
	0.37%	10/31/16	11/01/16	63,750	63,750	63,750,655	U.S. Treasury obligation, 8.75% due at 8/15/20	50,000,000	65,025,000
	0.37%	10/31/16	11/01/16	47,875	47,875	47,875,492	U.S. Treasury obligation, 0.00% due at 11/15/43	100,000,000	48,833,000
	0.37%	10/31/16	11/01/16	40,538	40,538	40,537,917	U.S. Treasury obligation, 0.00% due at 11/15/36	69,000,000	41,348,250
	0.37%	10/31/16	11/01/16	37,100	37,100	37,100,381	U.S. Treasury obligation, 0.00% due at 11/15/39	70,000,000	37,842,000
	0.37%	10/31/16	11/01/16	36,750	36,750	36,750,378	U.S. Treasury obligation, 0.00% due at 2/15/40	70,000,000	37,485,000
	0.37%	10/31/16	11/01/16	32,750	32,750	32,750,337	U.S. Treasury obligation, 0.00% due at 8/15/33	50,000,000	33,405,000
	0.37%	10/31/16	11/01/16	30,188	30,188	30,187,810	U.S. Treasury obligation, 0.00% due at 2/15/36	50,000,000	30,791,500
	0.37%	10/31/16	11/01/16	29,025	29,025	29,025,298	U.S. Treasury obligation, 0.00% due at 2/15/43	60,000,000	29,605,800
	0.37%	10/31/16	11/01/16	28,375	28,375	28,375,292	U.S. Treasury obligation, 0.00% due at 11/15/37	50,000,000	28,942,500
	0.37%	10/31/16	11/01/16	27,810	27,810	27,810,286	U.S. Treasury obligation, 2.25% due at 3/31/21	27,000,000	28,366,200
	0.37%	10/31/16	11/01/16	27,312	27,312	27,312,781	U.S. Treasury obligation, 0.00% due at 8/15/36	46,000,000	27,858,980
	0.37%	10/31/16	11/01/16	20,746	20,746	20,745,963	U.S. Treasury obligation, 2.50% due at 8/15/23	19,900,000	21,160,665
	0.37%	10/31/16	11/01/16	18,062	18,062	18,062,686	U.S. Treasury obligation, 0.00% due at 5/15/30	25,000,000	18,423,750

Total Prudential Insurance Company of America					$528,856				$539,434,958
RBC Capital Markets LLC	0.29%	10/31/16	11/01/16	12,000	12,000	12,000,097	U.S. Treasury obligations, 0.00% to 2.50% due from 4/27/17 to 11/15/43	9,831,588	12,240,079
Societe Generale SA	0.33%	10/31/16	11/01/16	9,000	9,000	9,000,083	U.S. Treasury obligations, 0.63% to 3.50% due from 2/15/18 to 8/15/44	8,374,400	9,180,057

See Notes to Financial Statements.

34	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016

Schedule of Investments (continued)	T-Fund

Repurchase Agreements								Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
	0.38%		10/13/16	11/15/16	$350,000	$350,000	$350,121,917	U.S. Treasury obligations, 0.00% to 8.50% due from 11/03/16 to 2/15/45	$330,795,300	$357,000,033
	0.38%		10/13/16	11/16/16	500,000	500,000	500,179,444	U.S. Treasury obligations, 0.00% to 8.00% due from 2/15/17 to 2/15/46	447,383,808	510,000,000
	0.35%		10/20/16	11/18/16	500,000	500,000	500,140,972	U.S. Treasury obligations, 0.00% to 9.00% due from 11/03/16 to 8/15/45	482,659,000	510,000,000
	0.40	%(a)	10/05/16	12/02/16	429,115	429,115	429,391,541	U.S. Treasury obligations, 0.00% to 8.50% due from 11/03/16 to 2/15/45	407,758,600	437,697,318
	0.41	%(a)	10/05/16	12/05/16	210,810	210,810	210,956,454	U.S. Treasury obligations, 1.75% to 2.75% due from 6/30/17 to 1/15/27	191,672,000	215,026,204
	0.41	%(a)	10/06/16	12/06/16	105,625	105,625	105,698,380	U.S. Treasury obligations, 0.00% to 3.13% due from 11/03/16 to 11/15/41	94,690,400	107,737,590
	0.38	%(a)	10/19/16	12/19/16	250,000	250,000	250,160,972	U.S. Treasury obligations, 0.00% to 3.50% due from 11/03/16 to 8/15/44	234,563,233	255,000,000
	0.43	%(a)	9/27/16	12/23/16	230,285	230,285	230,524,305	U.S. Treasury obligations, 0.00% to 8.00% due from 11/25/16 to 11/15/43	218,796,100	234,890,759
	0.43	%(a)	9/28/16	1/04/17	745,550	745,550	746,422,708	U.S. Treasury obligations, 0.00% to 8.75% due from 1/05/17 to 11/15/45	706,778,162	760,461,000
	0.38	%(a)	10/18/16	1/04/17	96,000	96,000	96,079,040	U.S. Treasury obligations, 0.00% to 3.63% due from 11/03/16 to 2/15/44	81,960,200	97,920,007

Total Societe Generale SA						$3,426,385				$3,494,912,968
TD Securities (USA) LLC	0.30%		10/31/16	11/01/16	30,000	30,000	30,000,250	U.S. Treasury obligations, 0.00% to 3.13% due from 11/25/16 to 8/15/44	29,592,800	30,600,024

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016	35

Schedule of Investments (concluded)	T-Fund

Repurchase Agreements								Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
Wells Fargo Bank NA	0.32	%(b)	10/31/16	11/01/16	$182,000	$182,000	$182,001,618	U.S. Treasury obligations, 0.88% to 1.38% due from 11/15/17 to 10/31/20	$184,438,740	$185,640,022
Wells Fargo Securities LLC	0.32	%(b)	10/31/16	11/01/16	716,000	716,000	716,006,364	U.S. Treasury obligations, 1.25% to 3.25% due from 11/30/16 to 5/15/23	719,593,296	730,320,031
	0.32%		10/31/16	11/01/16	450,000	450,000	450,004,000	U.S. Treasury obligations, 1.25% to 1.88% due from 9/30/17 to 11/15/22	453,460,900	459,000,001

Total Wells Fargo Securities LLC						$1,166,000				$1,189,320,032
Total						$29,058,973				$29,476,229,337

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(b)	Traded in a joint account.

(c)	Variable rate security. Rate as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$57,797,353,427	—	$57,797,353,427

1 See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statements purposes. As of period end, cash of $560,332,071 is categorized as Level 1 within the disclosure hierarchy.

During the period ended October 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

36	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016

Schedule of Investments October 31, 2016	Treasury Trust Fund
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a)
0.01%-0.26%, 11/03/16	$3,828,600	$3,828,548,307
0.11%-0.27%, 11/10/16	1,640,640	1,640,543,322
0.25%-0.42%, 11/17/16	2,911,905	2,911,586,999
0.20%-0.32%, 11/25/16	3,709,500	3,708,852,825
0.34%-0.43%, 12/08/16	593,000	592,783,530
0.34%, 1/05/17	300,000	299,815,833
0.36%-0.39%, 1/12/17	415,000	414,691,700
0.34%-0.43%, 1/19/17	310,000	309,748,956
0.34%-0.43%, 1/26/17	786,000	785,304,252
0.43%-0.44%, 2/02/17	112,690	112,563,728
0.44%, 2/09/17	138,000	137,831,333
0.45%, 2/16/17	175,000	174,768,538
0.45%-0.47%, 2/23/17	545,000	544,211,025
0.48%-0.66%, 3/02/17	188,500	188,168,662
0.48%, 3/09/17	206,500	206,147,573
0.54%, 3/16/17	100,000	99,797,500
0.62%-0.66%, 3/30/17	143,055	142,677,765
0.49%, 4/06/17	350,000	349,256,833
0.50%, 4/13/17	450,000	448,991,438
0.47%, 4/20/17	300,000	299,334,166
0.61%, 4/27/17	162,000	161,518,118
0.68%, 10/12/17	90,415	89,829,665

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes:
4.63%, 11/15/16	$88,000	$88,138,446
0.88%, 11/30/16	58,000	58,015,874
3.25%, 12/31/16	181,875	182,716,382
0.75%, 1/15/17	211,055	211,130,392
0.42%, 1/31/17 (b)	124,700	124,699,119
0.50%-0.88%, 1/31/17	289,410	289,710,786
0.88%-3.00%, 2/28/17	266,720	267,413,742
0.75%, 3/15/17	38,000	38,038,715
0.50%, 3/31/17	37,565	37,567,958
0.41%, 4/30/17 (b)	445,987	445,990,646
4.50%-8.75%, 5/15/17	143,335	147,547,141
0.63%, 5/31/17	26,570	26,558,965
0.63%-2.50%, 6/30/17	158,855	159,230,540
0.42%, 7/31/17 (b)	233,405	233,351,305
0.63%, 8/31/17	97,890	97,825,786
0.51%, 10/31/17 (b)	324,140	324,023,286
0.61%, 1/31/18 (b)	285,765	285,880,080
0.53%, 4/30/18 (b)	478,295	478,308,874
0.51%, 7/31/18 (b)	573,070	573,091,944
0.51%, 10/31/18 (b)	84,455	84,458,325
Total U.S. Treasury Obligations — 98.6%		21,600,670,374
Total Investments (Cost — $21,600,670,374*) — 98.6%		21,600,670,374
Other Assets Less Liabilities — 1.4%		307,215,953

Net Assets — 100.0%		$21,907,886,327

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$21,600,670,374	—	$21,600,670,374

[1]	See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, cash of $302,305,836 is categorized as Level 1 within the disclosure hierarchy.

During the period ended October 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016	37

Schedule of Investments October 31, 2016	MuniCash
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.9%
Tuscaloosa County Industrial Development Authority RB (Hunt Refining Co. Project) Series 2011F VRDN (JPMorgan Chase Bank N.A. LOC), 0.63%, 11/07/16 (a)	$20,000	$20,000,000
Alaska — 2.8%
Alaska Housing Finance Corp. RB Series 2009A VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.60%, 11/07/16 (a)	8,500	8,500,000
Alaska Housing Finance Corp. RB Series 2009B VRDN (Wells Fargo Bank N.A. SBPA), 0.60%, 11/07/16 (a)	30,100	30,100,000
Valdez RB (Exxon Pipeline Co. Project ) Series 1993B VRDN, 0.47%, 11/01/16 (a)	21,470	21,470,000

		60,070,000
Arizona — 0.5%
Arizona State University RB Series A VRDN, 0.58%, 11/07/16 (a)	4,140	4,140,000
Industrial Development Authority of the City of Phoenix RB (Mayo Clinic Project) Series 2014B VRDN (Wells Fargo Bank N.A. SBPA), 0.47%, 11/01/16 (a)	7,075	7,075,000

		11,215,000
Arkansas — 0.0%
Fayetteville RB Series 2015 MB, 2.00%, 11/01/16	200	200,000
California — 16.1%
Bay Area Toll Authority Tender Option Bond Trust Receipts/Certificates RB Series 2016-XG0019 VRDN (Bank of America N.A. SBPA), 0.68%, 11/07/16 (a)(b)(c)	5,250	5,250,000
California GO Series 2003A-3 VRDN (BMO Harris Bank N.A. LOC), 0.50%, 11/01/16 (a)	19,250	19,250,000
California GO Series 2005A-3 VRDN (Mizuho Bank Ltd. LOC), 0.68%, 11/07/16 (a)	6,000	6,000,000
California Health Facilities Funding Authority Tender Option Bond Trust Receipts/Certificates RB Series 2015-XF0152 VRDN (Bank of America N.A. SBPA), 0.75%, 11/07/16 (a)(b)(c)	1,500	1,500,000
California Infrastructure & Economic Development Bank RB (Pacific Gas Electric Project) Series 2009C VRDN, 0.47%, 11/01/16 (a)	23,305	23,305,000
California Municipal Finance Authority RB (Chevron USA Inc. Project) Series 2010A VRDN:
0.45%, 11/01/16 (a)	36,900	36,900,000
0.46%, 11/01/16 (a)	11,525	11,525,000
California Pollution Control Financing Authority RB (Air Products and Chemicals Inc. Project) Series 1997B VRDN, 0.50%, 11/01/16 (a)	10,000	10,000,000
California Pollution Control Financing Authority RB Series 1996C VRDN (Mizuho Bank Ltd.LOC), 0.56%, 11/01/16 (a)	28,100	28,100,000
California School Cash Reserve Program Authority GO Series 2016B MB, 2.00%, 6/30/17	4,500	4,541,265
California School Cash Reserve Program Authority GO Series 2016D MB, 2.00%, 6/30/17	2,100	2,115,603
California Tender Option Bond Trust Receipts/Certificates GO Series 2015-XF2171 VRDN (Citibank N.A. LOC), 0.67%, 11/07/16 (a)(b)(c)	200	200,000

Municipal Bonds	Par (000)	Value
California (continued)
East Bay Municipal Utility District Water System Revenue RB Series 2008-A1 VRDN (Wells Fargo Bank N.A. SBPA), 0.58%, 11/07/16 (a)	$9,350	$9,350,000
Eastern Municipal Water District RB MB, 1.01%, 3/13/17	9,000	9,000,000
Eastern Municipal Water District RB Series 2014A VRDN (Wells Fargo Bank N.A. LOC), 0.60%, 11/07/16 (a)	25,850	25,850,000
Eastern Municipal Water District RB Series 2014C VRDN (Wells Fargo Bank N.A. SBPA), 0.58%, 11/07/16 (a)	24,450	24,450,000
Fontana Unified School District Tender Option Bond Trust Receipts/Certificates GO Series 2015-XF0111 VRDN (JPMorgan Chase Bank N.A. LOC), 0.73%, 11/07/16 (a)(b)(c)	5,100	5,100,000
Kern County RB Series 2016-17 TRAN, 3.00%, 6/30/17	2,500	2,538,400
Los Angeles County GO Series 2016-17 TRAN, 3.00%, 6/30/17	4,000	4,061,440
Los Angeles County Schools RB Series A-2 TRAN, 2.00%, 6/01/17	7,000	7,051,800
Los Angeles County Schools RB Series A-3 TRAN, 2.00%, 6/30/17	1,050	1,057,529
Los Angeles Department of Water & Power RB Series 2002A-1 VRDN (Bank of America N.A. SBPA), 0.45%, 11/01/16 (a)	26,000	26,000,000
Los Angeles Department of Water & Power RB Series 2002A-5 VRDN (Citibank N.A. SBPA), 0.49%, 11/01/16 (a)	11,900	11,900,000
Los Angeles GO Series 2016B TRAN, 3.00%, 6/29/17	8,000	8,124,560
Metropolitan Water District of Southern California RB Series 2015A-2 VRDN, 0.56%, 11/07/16 (a)	1,200	1,200,000
Mountain View-Whisman School District Tender Option Bond Trust Receipts/Certificates GO Series 2016-XF2225 VRDN (Citibank N.A. SBPA), 0.67%, 11/07/16 (a)(b)(c)	4,800	4,800,000
Orange County Housing Authority RB (Oasis Martinique LLC Project) Series 1998 VRDN (Fannie Mae Liquidity/Guarantee), 0.69%, 11/07/16 (a)	28,900	28,900,000
Palomar Community Collage District Tender Option Bond Trust Receipts/Certificates GO Series 2015-XF0137 VRDN (JP Morgan Chase Bank N.A.SBPA), 0.66%, 11/07/16 (a)(b)(c)	5,400	5,400,000
Riverside County RB Series 2016 TRAN, 3.00%, 6/30/17	8,500	8,634,555
San Diego Housing Authority RB (Hillside Garden Apartments Project) Series 2004 C VRDN (Fannie Mae Liquidity, Fannie Mae LOC), 0.58%, 11/07/16 (a)	1,200	1,200,000
University of California RB Series 2013AL-4 VRDN, 0.56%, 11/07/16 (a)	11,100	11,100,000
Upland Community Redevelopment Agency RB Series 2007 VRDN (Federal Home Loan Bank LOC), 0.56%, 11/07/16 (a)	1,400	1,400,000

		345,805,152
Colorado — 1.4%
Colorado GO Series 2016 MB, 2.00%, 6/27/17	10,000	10,080,100
Colorado RB Series 2016A TRANS, 3.00%, 6/27/17	15,000	15,230,700

See Notes to Financial Statements.

38	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016

Schedule of Investments (continued)	MuniCash

Municipal Bonds	Par (000)	Value
Colorado (continued)
Sheridan Redevelopment Agency Tax Allocation RB (South Santa Fe Drive Project) Series 2011 VRDN (JPMorgan Chase Bank N.A. LOC), 0.68%, 11/07/16 (a)	$3,865	$3,865,000

		29,175,800
Connecticut — 0.8%
Capital City Economic Development Authority RB Series 2004B VRDN (Bank of America N.A. SBPA), 0.66%, 11/07/16 (a)	3,170	3,170,000
Connecticut Housing Finance Authority RB (CILS Realty Inc. Project) Series 2008 VRDN (HSBC Bank USA LOC), 0.58%, 11/07/16 (a)	3,575	3,575,000
Connecticut Housing Finance Authority RB Series 2016A-3 VRDN (Royal Bank of Canada LOC), 0.62%, 11/07/16 (a)	400	400,000
Connecticut Special Tax Revenue RB Series A MB, 5.00%, 9/01/17	9,720	10,060,492

		17,205,492
Delaware — 0.1%
Delaware State Economic Development Authority RB Series 1997 VRDN (Manufacturers and Traders Trust Co. LOC), 0.68%, 11/07/16 (a)	1,125	1,125,000
District of Columbia — 0.8%
District of Columbia RB Series 2007-C1 VRDN (Sumitono Mitsui LOC), 0.61%, 11/07/16 (a)	10,675	10,675,000
District of Columbia Water & Sewer Authority Tender Option Bond Trust Receipts/Certificates RB Series 2016-X VRDN (JPMorgan Chase Bank N.A. SBPA), 0.71%, 11/07/16 (a)(b)(c)	6,675	6,675,000

		17,350,000
Florida — 2.7%
Escambia County Health Facilities Authority RB (Azalea Inc. Project) Series 2003B VRDN (TD Bank N.A. LOC), 0.64%, 11/01/16 (a)	3,000	3,000,000
Hillsborough Community College Foundation Inc. RB Series 2006 VRDN (BMO Harris Bank N.A. LOC), 0.60%, 11/07/16 (a)	1,500	1,500,000
Miami Dade Water & Sewer Authority GO Series B-1 TECP (Sumitomo Mitsui Bank Corp. LOC), 0.94%, 12/08/16	25,000	25,001,500
Orlando Utilities Commission RB Series 2011 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.65%, 11/07/16 (a)	5,475	5,475,000
Orlando Utilities Commission Utilities System RB Series 2011A VRDN 7 Month Window, 0.88%, 5/29/17 (a)	1,100	1,100,000
Palm Beach County RB (Pine Crest Preparatory School Inc. Project) Series 2012B VRDN (TD Bank N.A. LOC), 0.60%, 11/07/16 (a)	22,455	22,455,000

		58,531,500
Georgia — 1.1%
Gainesville & Hall County Development Authority RB (ACTS Retirement-Life Communities Inc. Project) Series 2003B VRDN (TD Bank N.A. LOC), 0.64%, 11/01/16 (a)	10,890	10,890,000
Municipal Electric Authority of Georgia RB Series 2008B VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.60%, 11/07/16 (a)	12,850	12,850,000

		23,740,000

Municipal Bonds	Par (000)	Value
Hawaii — 0.1%
Hawaii Tender Option Bond Trust Receipts/Certificates GO Series 2016XF VRDN (Royal Bank of Canada Liquidity Agreement), 0.67%, 11/07/16 (a)(b)(c)	$1,900	$1,900,000
Idaho — 0.2%
Idaho GO TAN, 2.00%, 6/30/17	3,250	3,279,120
Illinois — 2.9%
Hampshire Special Service Area JPMorgan Chase Putters/Drivers Trust RB Series 4048 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.85%, 11/07/16 (a)(b)(c)	9,085	9,085,000
Illinois Finance Authority Puttable Floating Option Tax-Exempt Receipts RB (Bank of America N.A. Guaranty) Series PT-4702 VRDN, 0.82%, 11/07/16 (a)(b)	8,690	8,690,000
Illinois Finance Authority RB Series 2004 VRDN (BMO Harris Bank N.A. LOC), 0.72%, 11/07/16 (a)	6,800	6,800,000
Illinois Finance Authority RB (Advocate Health Care Network Project) Series 2008C-2B VRDN (JPMorgan Chase Bank N.A. SBPA), 0.64%, 11/07/16 (a)	10,000	10,000,000
Illinois Finance Authority RB (Herman M Finch University Health Services Project) Series 2003 VRDN (JPMorgan Chase Bank N.A. LOC), 0.64%, 11/07/16 (a)	4,315	4,315,000
Illinois Finance Authority RB (Northshore University Health System Project) VRDN (Wells Fargo Bank N.A. SBPA), 0.60%, 11/07/16 (a)	8,530	8,530,000
Illinois GO Series B-3 VRDN (Wells Fargo Bank N.A. LOC), 0.60%, 11/07/16 (a)	2,900	2,900,000
Illinois Highway Authority Tender Option Bond Trust Receipt Floaters RB Series 2015-XF2202 VRDN (Citibank N.A. Liquidity Agreement), 0.67%, 11/07/16 (a)(b)(c)	1,140	1,140,000
Illinois State Toll Highway Authority RB Series A-1B VRDN (Bank of America N.A. LOC), 0.63%, 11/07/16 (a)	9,620	9,620,000

		61,080,000
Indiana — 0.1%
Indianapolis Local Public Improvement Bond Bank RB Series 2009 ROC-RR-II-R-11779 VRDN (Citibank N.A. Liquidity Facility), 0.78%, 11/07/16 (a)(b)	2,930	2,930,000
Iowa — 3.2%
Iowa Finance Authority RB (CJ Bio America Inc. Project) Series 2012 VRDN (Korea Development Bank LOC), 0.88%, 11/07/16 (a)	55,940	55,940,000
Iowa Finance Authority RB 2015 VRDN (Federal Home Loan Bank SBPA), 0.68%, 11/07/16 (a)	5,975	5,975,000
Iowa Finance Authority RB Series 2016E VRDN (Federal Home Loan Bank SBPA), 0.65%, 11/07/16 (a)	7,500	7,500,000

		69,415,000
Kansas — 0.6%
Burlington Environmental Improvement RB Series 2007B (Power & Light Project) VRDN (JPMorgan Chase Bank N.A. LOC), 0.68%, 11/07/16 (a)	12,500	12,500,000
Kentucky — 0.5%
Louisville & Jefferson County Metropolitan Sewer District RB Series 2016 BAN, 3.50%, 11/15/17	10,000	10,265,916

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016	39

Schedule of Investments (continued)	MuniCash

Municipal Bonds	Par (000)	Value
Louisiana — 4.5%
Ascension Parish Industrial Development Board Inc. RB (BASF Corp. Project) Series 2009 VRDN, 0.77%, 11/07/16 (a)	$8,000	$8,000,000
Louisiana Housing Corp. RB (Walmsley Housing Corp. Project) Series 2004 VRDN (Fannie Mae Liquidity, Fannie Mae LOC), 0.83%, 11/07/16 (a)	1,500	1,500,000
Louisiana Local Government Environmental Facilities & Community Development Authority RB (BASF SE Project) Series 2000B VRDN, 0.77%, 11/07/16 (a)	7,500	7,500,000
Louisiana Public Facilities Authority RB (Air Products and Chemical Inc. Project) Series 2005 VRDN, 0.50%, 11/01/16 (a)	17,500	17,500,000
Louisiana Public Facilities Authority RB (Air Products and Chemical Inc. Project) Series 2010 VRDN, 0.60%, 11/07/16 (a)	7,000	7,000,000
Louisiana Public Facilities Authority RB (Air Products and Chemical Inc. Project) VRDN, 0.50%, 11/01/16 (a)	22,500	22,500,000
Louisiana Public Facilities Authority RB (Air Products and Chemicals Inc. Project) Series 2004 VRDN, 0.63%, 11/07/16 (a)	7,150	7,150,000
Louisiana Public Facilities Authority RB (Air Products and Chemicals Inc. Project) Series 2008-C VRDN, 0.50%, 11/01/16 (a)	25,200	25,200,000

		96,350,000
Maryland — 1.7%
Baltimore County RB Series 1996 VRDN (Manufacturers and Traders Trust Co. LOC), 0.79%, 11/07/16 (a)	2,435	2,435,000
Maryland Community Development Administration RB Series 2007-J VRDN (TD Bank N.A. SBPA), 0.60%, 11/07/16 (a)	13,705	13,705,000
Maryland Health & Higher Educational Facilities Authority RB Series 2008 ROCS-RR-II-R-11415 VRDN (Citibank N.A. Liquidity Facility), 0.83%, 11/07/16 (a)(b)(c)	10,940	10,940,000
Washington County RB (Homewood Williamsport Facility Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.79%, 11/07/16 (a)	9,780	9,780,000

		36,860,000
Massachusetts — 7.6%
Commonwealth of Massachusetts GO MB, 2.00%, 4/24/17	13,800	13,885,284
Danvers GO MB, 1.50%, 8/18/17	4,500	4,522,815
Massachusetts Bay Transportation Authority RB Series 2010A-7 VRDN 7 Month Window, 0.72%, 5/29/17 (a)	13,650	13,650,000
Massachusetts Clipper Tax-Exempt Certificates Trust RB Series 2007-2009-47 AMT VRDN (State Street Bank & Trust Co. Liquidity Facility), 0.67%, 11/07/16 (a)(b)(c)	39,080	39,080,000
Massachusetts Health & Educational Facilities Authority RB Series P2 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.60%, 11/07/16 (a)	42,100	42,100,000
Massachusetts Tender Option Bond Trust Receipt Floaters GO Series 2015-XF2197 VRDN (Citibank N.A. SBPA), 0.67%, 11/07/16 (a)(b)(c)	825	825,000
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB Series 2010A-1 VRDN (TD Bank N.A. SBPA), 0.60%, 11/07/16 (a)	9,375	9,375,000
Massachusetts Water Resources Authority RB Series 2008E VRDN (JPMorgan Chase Bank N.A. SBPA), 0.67%, 11/07/16 (a)	750	750,000

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
RBC Municipal Products Inc Trust RB Series VRDN, 0.66%, 11/03/16 (a)	$22,935	$22,935,000
University of Massachusetts Building Authority RB Series 20111 VRDN (Wells Fargo Bank N.A. LOC), 0.60%, 11/07/16 (a)	3,250	3,250,000
University of Massachusetts Building Authority RB Series 2011-2 VRDN 7 Month Window (Massachusetts State Guaranteed), 0.72%, 5/29/17 (a)	11,600	11,600,000

		161,973,099
Michigan — 0.4%
Michigan State Hospital Finance Authority RB (Ascension Health Project) Series 2010F-7 VRDN, 0.69%, 5/29/17 (a)	7,805	7,805,000
Southfield Economic Development Corp. RB (Lawerence Tech University Project ) VRDN (JPMorgan Chase Bank N.A. LOC), 0.65%, 11/07/16 (a)	400	400,000

		8,205,000
Minnesota — 1.1%
Minneapolis Health Care System Revenue Authority RB (Fairview Health Services Project) RBC Municipal Products, Inc. Trust Series 2010C-E-19 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.66%, 11/07/16 (a)(b)	14,600	14,600,000
Minnesota 911 Services Revenue RB Series 2016 MB, 5.00%, 6/01/17	9,000	9,222,750

		23,822,750
Mississippi — 1.0%
Mississippi Business Finance Corp RB (Chevron Corp. Project) Series 2010A VRDN, 0.62%, 11/07/16 (a)	3,700	3,700,000
Mississippi Business Finance Corp RB (Chevron Corp. Project) VRDN, 0.48%, 11/01/16 (a)	10,300	10,300,000
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2011C VRDN, 0.48%, 11/01/16 (a)	8,500	8,500,000

		22,500,000
Missouri — 0.2%
Kansas City RB Series 2008E VRDN (Sumitomo Mitsui Bank Corp. LOC), 0.60%, 11/07/16 (a)	4,025	4,025,000
Nebraska — 0.8%
Nebraska Tender Option Bond Trust Receipts/Certificates Floaters GO Series 2015-XF2206 VRDN (Citibank N.A. Liquidity Facility), 0.69%, 11/07/16 (a)(b)(c)	2,240	2,240,000
Omaha Public Power District GO Series TECP, 0.57%, 11/07/16	14,370	14,369,569

		16,609,569
New Hampshire — 0.8%
New Hampshire Health and Education Facilities Authority Act RB (University Systems of New Hampshire Project) Series 2011B VRDN (State Street Bank & Trust Co. SBPA), 0.52%, 11/01/16 (a)	16,900	16,900,000
New Jersey — 1.3%
Passaic County GO Series 2015A MB, 2.00%, 12/13/16	21,300	21,327,051

See Notes to Financial Statements.

40	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016

Schedule of Investments (continued)	MuniCash

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Passaic County Improvement Authority RB Series 2016 BAN, 2.00%, 6/28/17	$7,440	$7,490,815

		28,817,866
New York — 18.7%
Amherst Development Corp. Senior Living RB (Asbury Pointe Inc. Project ) Series 2011A VRDN (Manufacturers and Traders Trust Co. LOC), 0.68%, 11/07/16 (a)	2,610	2,610,000
East Rochester Housing Authority RB Series 2008 VRDN (Manufacturers and Traders Trust Co. LOC), 0.68%, 11/07/16 (a)	3,450	3,450,000
Erie Industrial Development Agency School Facility Revenue Tender Option Bond Trust Receipts/Certificates RB Series 2015-XF0112 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.75%, 11/07/16 (a)(b)(c)	4,270	4,270,000
Metropolitan Transportation Authority RB Series E-3 VRDN (Citibank N.A. LOC), 0.54%, 11/07/16 (a)	300	300,000
Metropolitan Transportation Authority RB VRDN (Royal Bank of Canada LOC), 0.51%, 11/01/16 (a)	14,870	14,870,000
Metropolitan Transportaton Authority Tender Option Bond Trust Receipts/Certificates RB Series 2016-XF0 VRDN (TD Bank N.A. SBPA), 0.78%, 11/07/16 (a)(b)(c)	12,970	12,970,000
New York City GO Series 2012A-3 VRDN (Mizuho Bank Ltd. LOC), 0.54%, 11/01/16 (a)	25,040	25,040,000
New York City GO Series 2014I-2 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.52%, 11/01/16 (a)	2,000	2,000,000
New York City GO Series 2008J-J8 VRDN (Sumitomo Mitsui Bank Corp. LOC), 0.68%, 11/07/16 (a)	8,100	8,100,000
New York City GO Series 2013D-4 VRDN (TD Bank N.A. LOC), 0.50%, 11/01/16 (a)	14,220	14,220,000
New York City Industrial Development Agency RB Series 2004 VRDN (TD Bank N.A. LOC), 0.59%, 11/07/16 (a)	6,480	6,480,000
New York City Metropolitan Transportation Authority RB Series 2016A BAN, 2.00%, 2/01/17	20,725	20,788,498
New York City Municipal Water Finance Authority RB Series 2013A-A3 VRDN (TD Bank N.A. SBPA), 0.50%, 11/01/16 (a)	18,750	18,750,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2016 E-4 VRDN (JPMorgan Chase Bank N.A. LOC), 0.52%, 11/01/16 (a)	10,600	10,600,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series A-4 VRDN (Mizuho Bank Ltd.LOC), 0.49%, 11/01/16 (a)	41,760	41,760,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series D-3 VRDN (Mizuho Bank Ltd.SBPA), 0.53%, 11/01/16 (a)	34,000	34,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2003A-4 VRDN (TD Bank N.A. SBPA), 0.50%, 11/01/16 (a)	400	400,000
New York City Water & Sewer System RB Series 2006CC-2 VRDN (BMO Harris Bank N.A. SBPA), 0.49%, 11/01/16 (a)	5,000	5,000,000

Municipal Bonds	Par (000)	Value
New York (continued)
New York City Water & Sewer System RB Series 2012 A VRDN (State Street Bank & Trust Co. SBPA), 0.51%, 11/01/16 (a)	$2,800	$2,800,000
New York City Water & Sewer System RB Series 2012A-2 VRDN (Mizuho Bank Ltd. SBPA), 0.48%, 11/01/16 (a)	20,000	20,000,000
New York City Water & Sewer System RB Series BB 1A VRDN (State Street Bank & Trust Co. SBPA), 0.50%, 11/01/16 (a)	50,700	50,700,000
New York Environmental Facilities Corp. Tender Option Bond Trust Receipts/Certificates RB Series 2016-XF2 VRDN (Citibank N.A. SBPA), 0.67%, 11/07/16 (a)(b)(c)	4,000	4,000,000
New York State Housing Finance Agency RB Series 2012A-1 VRDN (Manufacturers and Traders Trust Co. LOC), 0.65%, 11/07/16 (a)	6,700	6,700,000
New York State Housing Finance Agency RB Series 2013A VRDN (Wells Fargo Bank N.A. LOC), 0.63%, 11/07/16 (a)	10,900	10,900,000
New York State Housing Finance Agency RB Series 2014A VRDN (Bank of New York MellonLOC), 0.59%, 11/07/16 (a)	11,850	11,850,000
New York State Housing Finance Agency RB Series 2014A-1 VRDN (Manufacturers and Traders Trust Co. LOC), 0.65%, 11/07/16 (a)	300	300,000
New York State Housing Finance Agency RB Series 2015A-1 VRDN (Bank of New York Mellon LOC), 0.59%, 11/07/16 (a)	11,305	11,305,000
New York State Housing Finance Agency RB Series 2016A VRDN (Manufacturers and Traders Trust Co. LOC), 0.64%, 11/07/16 (a)	10,000	10,000,000
Rensselaer County Industrial Development Agency RB Series A VRDN (Manufacturers and Traders Trust Co. LOC), 0.68%, 11/07/16 (a)	4,015	4,015,000
Triborough Bridge & Tunnel Authority RB Series 2005B-2 VRDN (Wells Fargo Bank N.A. LOC), 0.48%, 11/01/16 (a)	34,095	34,095,000
Upstate Telecommunications Corp. RB (Information Technology Project) Series 2005 VRDN (Manufacturers and Traders Trust Co. LOC), 0.68%, 11/07/16 (a)	9,075	9,075,000

		401,348,498
North Carolina — 0.3%
Charlotte RB Series 2013G VRDN (Wells Fargo Bank N.A. SBPA), 0.59%, 11/07/16 (a)	2,085	2,085,000
North Carolina Capital Facilities Finance Agency RB Eagle Trust Receipts Series 2014-0052A VRDN (Citibank N.A. Liquidity Facility), 0.67%, 11/07/16 (a)(b)(c)	2,580	2,580,000
North Carolina GO Series 2005B MB, 5.00%, 4/01/17	1,230	1,252,325

		5,917,325
Ohio — 0.5%
American Municipal Power Series 2016 BAN:
1.25%, 4/27/17	300	300,738
1.25%, 5/02/17	1,000	1,002,500
Licking County GO BAN, 2.00%, 5/24/17	1,500	1,510,605
Ohio Water Development Authority Water Pollution Control Loan Fund RB Series 2016A VRDN (BMO Harris Bank N.A. SBPA), 0.68%, 11/07/16 (a)	7,250	7,250,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016	41

Schedule of Investments (continued)	MuniCash

Municipal Bonds	Par (000)	Value
Ohio (continued)
Springfield GO Series 2016 BAN, 1.50%, 8/03/17	$1,000	$1,004,000

		11,067,843
Oregon — 1.0%
Oregon GO Series 2016A TAN, 2.00%, 6/30/17	21,000	21,188,370
Pennsylvania — 4.5%
Blair County Industrial Development Authority RB (Homewood at Martinsburg Project) VRDN (Manufacturers and Traders Trust Co. LOC), 0.79%, 11/07/16 (a)	5,000	5,000,000
Bucks County Water & Sewer Authority RB MB, 1.00%, 12/01/16	605	605,145
Bucks County Water & Sewer Authority RB Series 2016 MB, 1.50%, 6/01/17	1,215	1,219,374
Chester County Health & Education Facilities Authority RB Series 2013S-3 VRDN (Manufacturers and Traders Trust Co. LOC), 0.65%, 11/07/16 (a)	13,410	13,410,000
Geisinger Authority RB Series A VRDN (TD Bank N.A. SBPA), 0.48%, 11/01/16 (a)	22,600	22,600,000
Geisinger Authority RB Series B VRDN (TD Bank N.A. SBPA), 0.48%, 11/01/16 (a)	16,200	16,200,000
General Authority of Southcentral Pennsylvania RB VRDN (Manufacturers and Traders Trust Co. LOC), 0.68%, 11/07/16 (a)	4,145	4,145,000
Lycoming County Authority RB (Lycoming College Project ) Series 2013S-1 VRDN (Manufacturers and Traders Trust Co. LOC), 0.68%, 11/07/16 (a)	4,175	4,175,000
Montgomery County Industrial Development Authority RB (Big Little Associates Project ) VRDN (Wells Fargo Bank N.A. LOC), 0.80%, 11/07/16 (a)	290	290,000
Philadelphia RB Series 2016A TRANS, 2.00%, 6/30/17	21,650	21,814,107
Pottstown Borough Authority RB Series 2016A MB, 2.00%, 12/15/16	1,030	1,031,535
University of Pittsburgh RB Series 2007B TECP, 0.55%, 11/15/16	4,950	4,949,604
Westmoreland County Municipal Authority RB Series 2016 MB, 2.00%, 2/15/17	1,285	1,289,073

		96,728,838
South Carolina — 0.5%
Columbia Waterworks & Sewer System Revenue RB Series 2009 VRDN (U.S. Bank N.A. LOC), 0.64%, 11/07/16 (a)	7,925	7,925,000
South Carolina Public Service Authority Tender Option Bond Trust Receipts/Certificates RB Series 2016X VRDN (JPMorgan Chase Bank N.A. LOC), 0.75%, 11/07/16 (a)(b)(c)	2,000	2,000,000

		9,925,000
South Dakota — 0.3%
South Dakota Housing Development Authority RB Series 2009A VRDN (Federal Home Loan Bank SBPA), 0.57%, 11/07/16 (a)	5,870	5,870,000
Tennessee — 0.3%
Clarksville Public Building Authority GO Series 1999 VRDN (Bank of America N.A. LOC), 0.68%, 11/07/16 (a)	6,370	6,370,000
Texas — 9.3%
Austin Electric Utility Tender Option Bond Trust Receipts/Certificates Floaters RB Series 2015-XF0220 VRDN (JPMorgan Chase Bank Liquidity Facility), 0.73%, 11/07/16 (a)(b)(c)	27,745	27,745,000

Municipal Bonds	Par (000)	Value
Texas (continued)
Board of Regents of the University of Texas System GO TECP, 0.78%, 12/01/16	$3,000	$3,000,090
Garland RB TECP (Sumitomo Mitsui Bank Corp. LOC):
0.74%, 11/09/16	10,000	10,000,000
0.93%, 12/13/16	10,000	10,000,500
Harris County Education Facility RB (The Methodist Hospital Project) Series 9C-1 TECP, 0.86%, 12/19/16	20,000	20,001,200
Harris County Education Facility RB (The Methodist Hospital Project) Series 9C-2 TECP, 0.86%, 12/19/16	28,570	28,571,714
Harris County Education Facility RB Series 9C-1 TECP, 0.91%, 12/05/16	20,000	20,000,400
Harris County Industrial Development Corp. RB (Exxon Mobile Guaranty) Series 1984B VRDN, 0.50%, 11/01/16 (a)	9,100	9,100,000
Pharr San Juan Alamo Independent School District GO Series 2016 MB, 3.00%, 2/01/17	1,000	1,005,730
Port of Corpus Christi Authority of Nueces County RB (Flint Hlls Resources LLC Guaranty) Series 2002B VRDN, 0.66%, 11/07/16 (a)	7,500	7,500,000
San Antonio GO Series A TECP (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.90%, 1/09/17	10,000	10,000,700
San Antonio GO TECP (State Street Bank & Trust Co. and Wells Fargo Bank N.A. LOC), 0.93%, 11/03/16	31,000	31,001,017
San Jacinto College District GO Municipal Trust Receipts Floaters Series 2009-2976 VRDN (Morgan Stanley Bank SBPA), 0.66%, 11/07/16 (a)(b)(c)	3,000	3,000,000
Tarrant County Cultural Education Facilities Finance Corp RB Series 2008A VRDN (TD Bank N.A. LOC), 0.50%, 11/01/16 (a)	1,700	1,700,000
Texas Clipper Tax-Exempt Certificate Trust RB Series 2009-73 VRDN (State Street Bank & Trust Co. SBPA), 0.68%, 11/07/16 (a)(b)(c)	10,360	10,360,000
Texas Department of Housing & Community Affairs RB Series 2016 MB, 0.80%, 6/01/17	2,600	2,596,859
Texas Tender Option Bond Trust Receipts/Certificates Floaters RB Series 2015-XF2201 VRDN (Citibank N.A. Liquidity Facility), 0.67%, 11/07/16 (a)(b)(c)	300	300,000
Waco Educational Finance Corp. RB Municipal Trust Receipts Floaters (Baylor University Project) Series 2008A VRDN (The Bank of New York Mellon Corp. LOC), 0.64%, 11/07/16 (a)(c)	3,315	3,315,000

		199,198,210
Utah — 5.2%
City of Murray RB (IHC Health Services Inc. Project) Series 2003A VRDN, 0.58%, 11/07/16 (a)	25,000	25,000,000
City of Murray RB (IHC Health Services Inc. Project) Series A VRDN (JPMorgan Chase Bank N.A. SBPA), 0.53%, 11/01/16 (a)	3,500	3,500,000
City of Murray RB (IHC Health Services Inc. Project) Series C VRDN, 0.52%, 11/01/16 (a)	23,540	23,540,000
Utah RB (IHC Health Services Inc. Project) Series 2016C VRDN (BMO Harris Bank N.A. 0), 0.60%, 11/07/16 (a)	40,400	40,400,000

See Notes to Financial Statements.

42	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016

Schedule of Investments (continued)	MuniCash

Municipal Bonds	Par (000)	Value
Utah (continued)
Weber County Hospital Revenue RB (IHC Health Services Inc. Project) Series 2000C VRDN (Bank of New York MellonSBPA), 0.53%, 11/01/16 (a)	$10,000	$10,000,000
West Jordan RB Series 2004 VRDN, 0.69%, 11/07/16 (a)	9,675	9,675,000

		112,115,000
Vermont — 0.3%
Vermont Educational & Health Buildings Financing Agency RB Series 2002A VRDN (TD Bank N.A. LOC), 0.60%, 11/07/16 (a)	5,960	5,960,000
Virginia — 0.8%
Alexandria IDRB (YMCA of Billings Project) Series 1998 VRDN (Manufacturers and Traders Trust Co. LOC), 0.84%, 11/07/16 (a)	1,765	1,765,000
Loudoun County Economic Development Authority RB Series 2016 A MB, 2.00%, 12/01/16	1,105	1,106,193
University of Virginia RB Eagle Trust Receipts Series 2014-0048-A VRDN (Citibank N.A. Liquidity Facility), 0.67%, 11/07/16 (a)(b)(c)	2,110	2,110,000
Virginia College Building Authority Educational Facilities RB (21st Century College & Equipment Program Project) Series 2006C VRDN (Wells Fargo Bank N.A. SBPA), 0.48%, 11/01/16 (a)	12,300	12,300,000

		17,281,193
Washington — 0.5%
Washington State Housing Finance Commission RB (Living Care Centers Project) Series 2000 VRDN (Wells Fargo Bank N.A. LOC), 0.60%, 11/07/16 (a)	9,955	9,955,000
Wisconsin — 1.2%
Milwaukee RB Series 2016R-1 MB, 1.50%, 12/20/16	10,000	10,010,200
Wisconsin Housing & Economic Development Authority RB Series C VRDN (Royal Bank of Canada LOC), 0.63%, 11/07/16 (a)	15,200	15,200,000

		25,210,200
Wyoming — 0.7%
County of Lincoln RB (Exxon Mobil Corp. Project) Series 2014 VRDN, 0.50%, 11/01/16 (a)	14,250	14,250,000
Total Municipal Bonds — 98.3%		2,104,236,741

Closed-End Investment Companies(a)	Par (000)	Value
California — 1.6%
Nuveen California AMT-Free Municipal Income Fund RB VRDN (Sumitomo Mitsui LOC), 0.72%, 11/07/16	$25,000	$25,000,000
Nuveen California AMT-Free Municipal Income Fund Series 2010-4 VRDP (Citibank N.A. LOC), 0.72%, 11/07/16	10,000	10,000,000

		35,000,000
New York — 3.6%
Nuveen New York AMT-Free Municipal Income Fund GO Series 2 VRDP (Citibank N.A. LOC), 0.72%, 11/07/16	32,800	32,800,000
Nuveen New York AMT-Free Municipal Income Fund GO Series 3 VRDP (Citibank N.A. LOC), 0.72%, 11/07/16	8,000	8,000,000
Nuveen New York AMT-Free Municipal Income Fund GO VRDN (Citibank LOC), 0.72%, 11/07/16	8,700	8,700,000
Nuveen New York AMT-Free Municipal Income Fund GO VRDN (TD Bank LOC), 0.88%, 11/07/16	27,000	27,000,000

		76,500,000
Ohio — 0.1%
Nuveen AMT-Free Quality Municipal Income Fund GO VRDN, 0.74%, 11/07/16	2,900	2,900,000
Total Closed-End Investment Companies — 5.3%		114,400,000
Total Investments (Cost — $2,218,619,265*) — 103.6%		2,218,636,741
Liabilities in Excess of Other Assets — (3.6)%		(77,014,492)

Net Assets — 100.0%		$2,141,622,249

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016	43

Schedule of Investments (concluded)	MuniCash

Fair Value Hierarchy as of Period Ended

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$2,218,636,741	—	$2,218,636,741
[1] See above Schedule of Investments for values in each state.

Assets:
Cash	$17,921	—	—	$17,921
Liabilities:
Bank overdraft	—	$(22,940,419)	—	$(22,940,419)

Total	$17,921	$(22,940,419)	—	$(22,922,498)

During the period ended October 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

44	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016

Schedule of Investments October 31, 2016	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 6.9%
California Infrastructure & Economic Development Bank RB (Pacific Gas and Electric Co. Project) Series 2009B VRDN (Mizuho Bank Ltd.LOC), 0.54%, 11/01/16 (a)	$5,000	$5,000,000
California Statewide Communities Development Authority RB (Rady Childrens Hospital Project) Series 2008C VRDN (Northern Trust Company LOC), 0.57%, 11/07/16 (a)	3,000	3,000,000
Metropolitan Water District of Southern California RB Series 2015A-2 VRDN, 0.56%, 11/07/16 (a)	3,900	3,900,000

		11,900,000
Colorado — 2.7%
Colorado HFA RB Series 2006-1A2 VRDN (Federal Home Loan Bank SBPA), 0.75%, 11/07/16 (a)	155	155,000
Colorado Springs Utilities System Revenue RB Series 2006A VRDN (JPMorgan Chase Bank N.A. SBPA), 0.64%, 11/07/16 (a)	2,120	2,120,000
Sheridan Redevelopment Agency Tax Allocation RB (South Santa Fe Drive Project) Series 2011 VRDN (JPMorgan Chase Bank N.A. LOC), 0.68%, 11/07/16 (a)	2,325	2,325,000

		4,600,000
Connecticut — 4.8%
Connecticut Health and Educational Facilities Authority Tender Option Bond Trust Receipts/Certificates Floaters RB Series 2015-XF0247 VRDN (Bank of America N.A. Liquidity Facility), 0.69%, 11/07/16 (a)(b)(c)	2,636	2,636,000
Connecticut Housing Finance Authority RB Series 2014C-2 VRDN (Bank of Tokyo Mitsubishi UFJ Ltd. SBPA), 0.63%, 11/07/16 (a)	5,595	5,595,000
Connecticut Housing Finance Authority RB Series 2016A-3 VRDN (Royal Bank of Canada LOC), 0.62%, 11/07/16 (a)	100	100,000

		8,331,000
Delaware — 0.3%
University of Delaware Rev (SPA TD Bank NA), 0.54%, 11/01/16 (a)	600	600,000
Florida — 1.9%
Escambia County Health Facilities Authority RB (Azalea Inc. Project) Series 2003B VRDN (TD Bank N.A. LOC), 0.64%, 11/01/16 (a)	3,290	3,290,000
Hawaii — 1.2%
Hawaii Tender Option Bond Trust Receipts/Certificates GO Series 2016XF VRDN (Liquidity Agreement Royal Bank of Canada), 0.67%, 11/07/16 (a)(b)(c)	2,000	2,000,000
Idaho — 3.1%
Idaho Housing & Finance Association RB (Traditions at Boise LLC Project) Series 2011A VRDN (Federal Home Loan Mortgage Corporation LOC), 0.59%, 11/07/16 (a)	5,320	5,320,000
Illinois — 0.9%
Illinois Finance Authority RB (Center on Deafness Project) Series 2008 VRDN (BMO Harris Bank N.A. LOC), 0.65%, 11/07/16 (a)	1,500	1,500,000

Municipal Bonds	Par (000)	Value
Illinois (continued)
Illinois Finance Authority RB (Northwestern Memorial Hospital Project) Series 2009A-1 VRDN (JPMorgan Chase Bank SBPA), 0.50%, 11/01/16 (a)	$100	$100,000

		1,600,000
Indiana — 4.4%
Indiana Finance Authority RB (Lease Appropriation Project) Series 2008 VRDN (BMO Harris Bank N.A. SBPA), 0.63%, 11/07/16 (a)	5,060	5,060,000
Indianapolis Local Public Improvement Bond Bank RB Series 2009 ROC-RR-II-R-11779 VRDN (Citibank N.A. Liquidity Facility), 0.78%, 11/07/16 (a)(b)	2,600	2,600,000

		7,660,000
Iowa — 3.5%
Iowa Finance Authority RB (CJ Bio America Inc. Project) Series 2012 VRDN (Korea Development Bank LOC), 0.88%, 11/07/16 (a)	6,000	6,000,000
Kansas — 1.7%
Kansas Department of Transportation RB Series 2004C-3 VRDN (Wells Fargo Bank N.A. SBPA), 0.60%, 11/07/16 (a)	3,000	3,000,000
Louisiana — 1.7%
Louisiana Housing Corp. RB (Walmsley Housing Corp. Project) Series 2004 VRDN (Liquidity Agreement Fannie Mae LOC Fannie Mae), 0.83%, 11/07/16 (a)	3,025	3,025,000
Maryland — 2.5%
Baltimore County RB (Odyssey School Facility Project) Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC), 0.63%, 11/07/16 (a)	1,275	1,275,000
Maryland Health & Higher Educational Facilities Authority RB Series 2008 ROCS-RR-II-R-11415 VRDN (Citibank N.A. Liquidity Facility), 0.83%, 11/07/16 (a)(b)(c)	3,020	3,020,000

		4,295,000
Massachusetts — 1.2%
University of Massachusetts Building Authority RB Series 20111 VRDN (Wells Fargo Bank N.A. LOC), 0.60%, 11/07/16 (a)	2,100	2,100,000
Minnesota — 3.1%
Minnesota Housing Finance Agency RB (Residential Housing Project) Series 2015G VRDN (Royal Bank of Canada SBPA), 0.63%, 11/07/16 (a)	5,325	5,325,000
Mississippi — 1.6%
Mississippi Business Finance Corp RB (Chevron Corp. Project) Series 2010A VRDN, 0.62%, 11/07/16 (a)	800	800,000
Mississippi Business Finance Corp RB (Chevron Corp. Project) VRDN, 0.48%, 11/01/16 (a)	2,000	2,000,000

		2,800,000
Montana — 2.9%
Forsyth RB (Pacificorp Project) Series 1988 VRDN (Bank of Nova Scotia LOC), 0.52%, 11/01/16 (a)	5,000	5,000,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016	45

Schedule of Investments (continued)	MuniFund

Municipal Bonds	Par (000)	Value
Nebraska — 2.8%
Madison County Hospital Authority RB (Faith Regional Health Services Project ) Series 2008-B VRDN (U.S. Bank N.A. LOC), 0.60%, 11/07/16 (a)	$4,800	$4,800,000
New York — 17.5%
Amherst Development Corp. Senior Living RB (Asbury Pointe Inc. Project ) Series 2011A VRDN (Manufacturers and Traders Trust Co. LOC), 0.68%, 11/07/16 (a)	3,715	3,715,000
Franklin County Civic Development Corp. RB (Alice Hyde Medical Center) Series 2013 VRDN (HSBC Bank USA N.A. LOC), 0.68%, 11/07/16 (a)	400	400,000
Metropolitan Transportation Authority RB Series 2012G-2 VRDN (TD Bank N.A. LOC), 0.60%, 11/07/16 (a)	1,800	1,800,000
New York City GO Series 2012A-3 VRDN (Mizuho Bank Ltd. LOC), 0.54%, 11/01/16 (a)	5,000	5,000,000
New York City Municipal Water Finance Authority RB Series B VRDN (State Street Bank & Trust Co. SBPA), 0.52%, 11/01/16 (a)	1,400	1,400,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2012A-4 VRDN (Northern Trust SBPA), 0.50%, 11/01/16 (a)	6,000	6,000,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-3F VRDN (Royal Bank of Canada SBPA), 0.51%, 11/01/16 (a)	2,300	2,300,000
New York City Water & Sewer System RB Series 2012A-2 VRDN (Mizuho Bank Ltd. SBPA), 0.48%, 11/01/16 (a)	700	700,000
New York City Water & Sewer System RB Series BB 1A VRDN (State Street Bank & Trust Co. SBPA), 0.50%, 11/01/16 (a)	4,100	4,100,000
New York Dormitory Authority RB (Rockefeller University Project) Series 2009B VRDN (U.S. Bank N.A. SBPA), 0.63%, 11/07/16 (a)	200	200,000
New York State HFA RB (Clinton Park Development LLC Project) Series 2010A VRDN (Freddie Mac Liquidity Agreement), 0.63%, 11/07/16 (a)	300	300,000
Niagara Development Corp. RB (Niagara University Project) Series 2012B VRDN (LOC HSBC Bank USA N.A.), 0.65%, 11/07/16 (a)	4,405	4,405,000

		30,320,000
Ohio — 2.3%
American Municipal Power Series 2016 BAN:
1.25%, 4/27/17	550	551,340
1.25%, 5/02/17	1,000	1,002,505
Licking County GO BAN, 2.00%, 5/24/17	1,500	1,510,647
Springfield GO Series 2016 BAN, 1.50%, 8/03/17	850	854,444

		3,918,936
Oklahoma — 0.0%
Tulsa County Tender Option Bond Trust Receipts/Certificates RB Series 2016-XF0390 VRDN (Bank of America N.A. SBPA), 0.67%, 11/07/16 (a)(b)(c)	2	2,000
Oregon — 2.6%
Oregon GO Series 2011-83 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.63%, 11/07/16 (a)	4,500	4,500,000
Pennsylvania — 4.1%
Geisinger Authority RB Series A VRDN (Wells Fargo Bank N.A. SBPA), 0.47%, 11/01/16 (a)	4,000	4,000,000

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Philadelphia RB Series 2016A TRANS, 2.00%, 6/30/17	$3,000	$3,020,637

		7,020,637
Texas — 7.2%
Board of Regents of the University of Texas System GO TECP, 0.78%, 12/01/16	2,000	2,000,000
Harris County Education Facility RB Series 9C-1 TECP, 0.91%, 12/05/16	2,000	2,000,000
Port of Arthur Navigation District RB (Atofina Project) Series 2002C VRDN (Total Petrochemicals USA, Inc. Corporate Underlier), 0.75%, 11/07/16 (a)	1,500	1,500,000
Texas Department of Housing & Community Affairs RB Series 2016 MB, 0.80%, 6/01/17	2,900	2,900,000
University of Texas Financing System RB Series 2008B VRDN (University of Texas Investment Management Co. Liquidity Facility), 0.57%, 11/07/16 (a)	4,100	4,100,000

		12,500,000
Utah — 4.8%
Emery County PCRB (Pacific Corp.) Series 1994A VRDN (Canadian Imperial Bank LOC), 0.60%, 11/07/16 (a)	2,100	2,100,000
Murray Hospital RB (IHC Health Services Project) Series 2005C VRDN (Citibank N.A. SBPA), 0.53%, 11/01/16 (a)	2,250	2,250,000
Utah County Hospital Revenue RB (IHC Health Services Inc. Project) Series 2016E VRDN (JPMorgan Chase Bank N.A. SBPA), 0.64%, 11/07/16 (a)	2,900	2,900,000
Weber County Hospital RB (IHC Health Services, Inc. Project) Series 2000B VRDN (U.S. Bank N.A. SBPA), 0.58%, 11/07/16 (a)	1,000	1,000,000

		8,250,000
Virginia — 4.6%
Lexington IDRB (Washington and Lee University Project) Series 2010 VRDN, 0.60%, 11/07/16 (a)	1,230	1,230,000
Loudoun County IDA (Howard Hughes Medical Institute Project) Series 2003F VRDN, 0.55%, 11/07/16 (a)	3,800	3,800,000
Virginia College Building Authority RB (Washington Lee University Project) Series 2015B VRDN, 0.60%, 11/07/16 (a)	3,000	3,000,000

		8,030,000
Washington — 0.7%
Washington State Housing Finance RB (Pioneer Human Services Project) Series 2009A VRDN (U.S. Bank N.A. LOC), 0.70%, 11/07/16 (a)	1,285	1,285,000
Wisconsin — 4.0%
Wisconsin Health & Educational Facilities Authority RB (Oakwood Village Project) Series 2000B VRDN (BMO Harris Bank N.A. LOC), 0.70%, 11/07/16 (a)	3,730	3,730,000
Wisconsin Housing & Economic Development Authority RB Series C VRDN (Royal Bank of Canada LOC), 0.63%, 11/07/16 (a)	3,200	3,200,000

		6,930,000
Total Municipal Bonds — 95.0%		164,402,573

See Notes to Financial Statements.

46	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016

Schedule of Investments (concluded)	MuniFund

Closed-End Investment Companies (a)	Par (000)	Value
New York — 2.6%
Nuveen New York AMT-Free Municipal Income Fund GO VRDN:
0.72%, 11/07/16	$1,500	$1,500,000
0.88%, 11/07/16	3,000	3,000,000

		4,500,000
Ohio — 2.3%
Nuveen AMT-Free Quality Municipal Income Fund GO VRDN, 0.74%, 11/07/16	4,000	4,000,000
Total Closed-End Investment Companies — 4.9%		8,500,000

Value
Total Investments (Cost — $172,902,573*) — 99.9%	172,902,573
Other Assets Less Liabilities — 0.1%	109,235

Net Assets — 100.0%	$173,011,808

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$172,902,573	—	$172,902,573

[1]	See above Schedule of Investments for values in each state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, cash of $48,071 is categorized as Level 1 within the disclosure hierarchy.

During the period ended October 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016	47

Schedule of Investments October 31, 2016	California Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 96.2%
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) RB Series 2008E-1 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.60%, 11/07/16 (a)	$400	$400,000
California GO (Daily Kindergarten University Project) Series 2004A-3 VRDN (State Street Bank & Trust Co. LOC, CalSTRS LOC), 0.43%, 11/01/16 (a)	400	400,000
California GO Series 2003A-3 VRDN (BMO Harris Bank N.A. LOC), 0.50%, 11/01/16 (a)	200	200,000
California GO Series B-7 VRDN (JPMorgan Chase Bank N.A. LOC), 0.42%, 11/01/16 (a)	900	900,000
California Health Facilities Funding Authority Tender Option Bond Trust Receipts/Certificates RB Series 2015-XF0152 VRDN (Bank of America N.A. SBPA), 0.75%, 11/07/16 (a)(b)(c)	2,190	2,190,000
California Infrastructure & Economic Development Bank RB (California Academy Sciences Project) Series 2008E VRDN (Northern Trust Company LOC), 0.42%, 11/01/16 (a)	2,000	2,000,000
California Municipal Finance Authority RB (Chevron USA Inc. Project) Series 2010A VRDN, 0.46%, 11/01/16 (a)	2,100	2,100,000
California Municipal Finance Authority RB (Copper Square Apartments LP Project) Series A-1 VRDN (Federal Home Loan Bank LOC), 0.55%, 11/07/16 (a)	750	750,000
California Pollution Control Financing Authority RB (Air Products and Chemicals Inc. Project) Series 1997B VRDN, 0.50%, 11/01/16 (a)	4,600	4,600,000
California Pollution Control Financing Authority RB Series 1996C VRDN (Mizuho Bank Ltd.LOC), 0.56%, 11/01/16 (a)	2,000	2,000,000
California RB VRDN (State Street Bank & Trust Co. LOC), 0.42%, 11/01/16 (a)	100	100,000
California Statewide Communities Development Authority RB (Rady Childrens Hospital Project) Series 2008C VRDN (Northern Trust Company LOC), 0.57%, 11/07/16 (a)	2,000	2,000,000
California Tender Option Bond Trust Receipts/Certificates GO Series 2015-XF2171 VRDN (Citibank N.A. Liquidity Facility), 0.67%, 11/07/16 (a)(b)(c)	600	600,000
East Bay Municipal Utility District Water System Revenue RB Series 2008-A1 VRDN (Wells Fargo Bank N.A. SBPA), 0.58%, 11/07/16 (a)	2,000	2,000,000
Eastern Municipal Water District RB Series 2014C VRDN (Wells Fargo Bank N.A. SBPA), 0.58%, 11/07/16 (a)	2,000	2,000,000
Elsinore Valley Municipal Water District COP Series 2008B VRDN (Bank of America N.A. LOC), 0.65%, 11/07/16 (a)	1,100	1,100,000
Fontana Unified School District Tender Option Bond Trust Receipts/Certificates GO Series 2015-XF0111 VRDN (JPMorgan Chase Bank N.A. LOC), 0.73%, 11/07/16 (a)(b)(c)	2,000	2,000,000
Los Angeles County Housing Authority RB (Lincoln Malibu Meadows II Project) Series 2015C VRDN, 0.55%, 11/07/16 (a)	2,199	2,199,000
Los Angeles Department of Water & Power RB Series 2002A-5 VRDN (Citibank N.A. SBPA), 0.49%, 11/01/16 (a)	2,300	2,300,000
Los Angeles Department of Water & Power RB Series 2001B-1 VRDN (Royal Bank of Canada SBPA), 0.59%, 11/07/16 (a)	250	250,000

Municipal Bonds	Par (000)	Value
California (continued)
Los Angeles Department of Water & Power RB Series 2001B-3 VRDN (Bank of America N.A. SBPA), 0.45%, 11/01/16 (a)	$1,200	$1,200,000
Los Angeles Department of Water & Power RB Series 2001B-3 VRDN (Royal Bank of Canada SBPA), 0.57%, 11/07/16 (a)	500	500,000
Los Angeles Department of Water & Power Waterworks RB Series 2001B-2 VRDN (Royal Bank of Canada SBPA), 0.46%, 11/01/16 (a)	100	100,000
Metropolitan Water District of Southern California Waterworks RB Series 2005A-1 VRDN, 0.56%, 11/07/16 (a)	2,000	2,000,000
Orange County RB Series 2016A VRDN (Sumitomo Mitsui Bank Corp. LOC), 0.63%, 11/07/16 (a)	2,000	2,000,000
Palomar California Community College District Tender Option Bond Trust Receipts/Certificates GO Series 2015-XF0137 VRDN (JP Morgan Chase Bank N.A. SBPA), 0.66%, 11/07/16 (a)(b)(c)	2,100	2,100,000
Riverside County Transportation Commission RB Series 2009B VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.59%, 11/07/16 (a)	300	300,000
Riverside County Transportation Commission RB Series 2016-XF2297 VRDN (Citibank N.A. SBPA), 0.67%, 11/07/16 (a)(b)	1,675	1,675,000
Sacramento Transportation Authority RB Series 2015 VRDN (Mizuho Bank Ltd.SBPA), 0.58%, 11/07/16 (a)	1,000	1,000,000
San Diego County Regional Transportation Commission RB Series 2008C VRDN (Mizuho Corporate Bank SBPA), 0.58%, 11/07/16 (a)	2,000	2,000,000
San Diego Housing Authority RB (Hillside Garden Apartments Project) Series 2004C VRDN (Fannie Mae LOC, Liquidity Agreement), 0.58%, 11/07/16 (a)	2,185	2,185,000
Santa Clara Valley Transportation Authority RB Series 2008C VRDN (Sumitomo Mitsui Banking Corp. SBPA), 0.58%, 11/07/16 (a)	1,900	1,900,000
University of California RB Series 2013AL-4 VRDN, 0.56%, 11/07/16 (a)	2,000	2,000,000
Upland Community Redevelopment Agency RB Series 2007 VRDN (Federal Home Loan Bank LOC, East West Bank LOC), 0.56%, 11/07/16 (a)	2,100	2,100,000
Total Municipal Bonds — 96.2%		51,149,000

Closed-End Investment Companies (a)
California — 3.8%
Nuveen California AMT-Free Municipal Income Fund Series 2010-4 VRDP (Citibank N.A. LOC), 0.72%, 11/07/16 (a)(b)	2,000	2,000,000
Total Investments (Cost — $53,149,000*) — 100.0%		53,149,000
Other Assets Less Liabilities — 0.0%		25,513

Net Assets — 100.0%		$53,174,513

See Notes to Financial Statements.

48	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016

Schedule of Investments (concluded)	California Money Fund

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$53,149,000	—	$53,149,000

[1]	See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, cash of $46,361 is categorized as Level 1 within the disclosure hierarchy.

During the period ended October 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016	49

Schedule of Investments October 31, 2016	New York Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds (a)	Par (000)	Value
New York — 97.4%
Amherst Development Corp. Senior Living RB (Asbury Pointe Inc. Project ) Series 2011A VRDN (Manufacturers and Traders Trust Co. LOC), 0.68%, 11/07/16	$1,100	$1,100,000
East Rochester Housing Authority RB Series 2008 VRDN (Manufacturers and Traders Trust Co. LOC), 0.68%, 11/07/16	500	500,000
Franklin County Civic Development Corp. RB (Alice Hyde Medical Center) Series 2013 VRDN (HSBC Bank USA N.A. LOC), 0.68%, 11/07/16	800	800,000
Metropolitan Transportation Authority RB Series 2005E-1 VRDN (Bank of Montreal LOC), 0.49%, 11/01/16	300	300,000
Metropolitan Transportation Authority RB Series 2015E-2 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.56%, 11/07/16	500	500,000
Nassau Health Care Corp. RB Series 2009 VRDN (TD Bank N.A. LOC), 0.60%, 11/07/16	600	600,000
New York City RB Series 2011D-3A VRDN (Royal Bank of Canada LOC), 0.51%, 11/01/16	600	600,000
New York City RB Series 2011D-3B VRDN (Royal Bank of Canada LOC), 0.51%, 11/01/16	500	500,000
New York City GO Series 2008L-3 VRDN (Bank of America N.A. SBPA), 0.50%, 11/01/16	900	900,000
New York City GO Series 2012G-7 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.50%, 11/01/16	400	400,000
New York City Health & Hospital Corp. RB Series 2008C VRDN (TD Banknorth N.A. LOC), 0.52%, 11/07/16	300	300,000
New York City Municipal Water Finance Authority RB Series AA-6 VRDN (Mizuho Bank Ltd.SBPA), 0.52%, 11/01/16	500	500,000
New York City Municipal Water Finance Authority RB Series B VRDN (State Street Bank & Trust Co. SBPA), 0.52%, 11/01/16	200	200,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2012A-4 VRDN (Northern Trust SBPA), 0.50%, 11/01/16	300	300,000
New York City Transitional Finance Authority RB Series 2016 VRDN (Royal Bank of Canada SBPA), 0.51%, 11/01/16	500	500,000
New York Dormitory Authority RB (City University of New York Project) Series 2008D VRDN (TD Bank N.A. LOC), 0.60%, 11/07/16	600	600,000
New York Dormitory Authority RB (Rockefeller University Project) Series 2009B VRDN (U.S. Bank N.A. SBPA), 0.63%, 11/07/16	800	800,000
New York Housing Finance Agency RB Series 2003L VRDN (Bank of America N.A. LOC), 0.53%, 11/07/16	800	800,000
New York Local Government Assistance Corp. RB Series 2003A-8V VRDN (JPMorgan Chase Bank N.A. SBPA), 0.65%, 11/07/16	800	800,000
New York State Energy Research & Development Authority Facility RB (Con Edison Project) Series 2005A-1 VRDN (Mizuho Corporate Bank N.A. LOC), 0.54%, 11/07/16	600	600,000

Municipal Bonds (a)	Par (000)	Value
New York (continued)
New York State HFA RB (Clinton Park Development LLC Project) Series 2010A VRDN (Freddie Mac Liquidity Agreement), 0.63%, 11/07/16	$800	$800,000
New York State Housing Finance Agency RB Series 2004A VRDN (Fannie Mae LOC), 0.65%, 11/07/16	200	200,000
New York State Housing Finance Agency RB Series 2016A VRDN (Wells Fargo Bank N.A. LOC), 0.61%, 11/07/16	300	300,000
New York State Housing Finance Agency RB Series 2008A VRDN (Federal Home Loan Mortgage Corporation LOC), 0.59%, 11/07/16	500	500,000
New York State Housing Finance Agency RB Series 2014A VRDN (Bank of New York MellonLOC), 0.59%, 11/07/16	300	300,000
New York State Housing Finance Agency RB Series 2015A-1 VRDN (Bank of New York Mellon LOC), 0.59%, 11/07/16	900	900,000
New York State Urban Development Corp. RB Series 2008A-1 VRDN (Wells Fargo Bank N.A. LOC), 0.63%, 11/07/16	800	800,000
Rensselaer County Industrial Development Agency RB Series A VRDN (Manufacturers and Traders Trust Co. LOC), 0.68%, 11/07/16	1,100	1,100,000
Saratoga County RB (Saratoga Hospital Project) Series 2014 VRDN (HSBC Bank USA N.A. LOC), 0.68%, 11/07/16	630	630,000
Syracuse IDRB (Syracuse University Project) Series 2008A-2 VRDN (JPMorgan Chase Bank N.A. LOC), 0.50%, 11/01/16	200	200,000
Triborough Bridge & Tunnel Authority RB Series 2005B-2 VRDN (Wells Fargo Bank N.A. LOC), 0.48%, 11/01/16	700	700,000
Westchester County Industrial Development Agency RB Series 2004 VRDN (TD Bank N.A. LOC), 0.60%, 11/07/16	300	300,000
Total Municipal Bonds — 97.4%		18,330,000

Closed-End Investment Companies (a)(b)
New York — 2.7%
Nuveen New York AMT-Free Municipal Income Fund GO Series 3 VRDP (Citibank N.A. LOC), 0.72%, 11/07/16	500	500,000
Total Investments (Cost — $18,830,000*) — 100.1%		18,830,000
Liabilities in Excess of Other Assets — (0.1)%		(13,830)

Net Assets — 100.0%		$18,816,170

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

See Notes to Financial Statements.

50	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016

Schedule of Investments (concluded)	New York Money Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$18,830,000	—	$18,830,000

[1]	See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, cash of $22,321 is categorized as Level 1 within the disclosure hierarchy.

During the period ended October 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016	51

Statements of Assets and Liabilities

October 31, 2016	Federal Trust Fund	FedFund	TempCash	TempFund	T-Fund

Assets
Investments at value — unaffiliated[1]	$3,430,109,725	$46,612,136,911	$51,524,852	$7,769,472,198	$28,738,380,243
Repurchase agreements at value — unaffiliated[2]	—	40,712,204,179	47,000,000	1,370,000,000	29,058,973,184
Cash	63,053,244	513,952,577	1,112	—	560,332,071
Receivables:
Investments sold	—	1,193,563,927	—	—	806,275,101
Interest	706,772	22,736,997	3,700	2,170,620	33,391,816
From the Manager	47,421	5,980	—	—	—
Prepaid expenses	30,269	102,301	35,760	150,743	236,421

Total assets	3,493,947,431	89,054,702,872	98,565,424	9,141,793,561	59,197,588,836

Liabilities
Bank overdraft	—	—	—	3,971,221	—
Payables:
Investments purchased	33,052,614	755,975,000	—	—	249,778,819
Custodian fees	33,262	431,003	22,719	484,630	486,441
Income dividends	385,781	12,075,819	26,764	3,568,750	4,431,531
Management fees	465,720	622,050	6,358	1,847,343	6,155,695
Officer’s and Trustees’ fees	94,221	36,834	5,290	86,699	129,035
Other accrued expenses	297,629	3,749,965	29,842	305,418	229,467
Printing fees	74,792	48,939	21,119	38,109	51,826
Professional fees	69,412	260,719	52,355	495,677	286,667
Registration fees	—	—	70,883	—	1,643,008
Service and distribution fees	46,683	852,922	7,469	498,028	863,412
Transfer agent fees	127,474	409,866	18,032	562,232	396,466

Total liabilities	34,647,588	774,463,117	260,831	11,858,107	264,452,367

Net Assets	$3,459,299,843	$88,280,239,755	$98,304,593	$9,129,935,454	$58,933,136,469

Net Assets Consist of
Paid-in capital	$3,459,147,853	$88,279,320,052	$98,303,921	$9,128,928,060	$58,931,430,436
Undistributed (distributions in excess of) net investment income	47,241	554,558	(38,235)	(2,155,236)	682,416
Undistributed net realized gain	104,749	365,145	39,056	1,814,190	1,023,617
Net unrealized appreciation (depreciation)	—	—	(149)	1,348,440	—

Net Assets	$3,459,299,843	$88,280,239,755	$98,304,593	$9,129,935,454	$58,933,136,469

[1] Investments at cost — unaffiliated	$3,430,109,725	$46,612,136,911	$51,525,001	$7,768,123,758	$28,738,380,243
[2] Repurchase agreements at cost — unaffiliated	—	$40,712,204,179	$47,000,000	$1,370,000,000	$29,058,973,184

See Notes to Financial Statements.

52	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016

Statements of Assets and Liabilities (continued)

October 31, 2016	Federal Trust Fund	FedFund	TempCash	TempFund		T-Fund

Net Asset Value
Institutional
Net assets	$3,142,076,647	$84,001,936,833	$72,310,834	$8,183,070,153		$53,764,049,072

Shares outstanding[3]	3,141,931,726	84,001,046,454	72,310,329	8,181,811,107		53,762,442,729

Net asset value	$1.00	$1.00	$1.0000	$1.0002		$1.00

Dollar
Net assets	$242,959,152	$2,029,495,610	$25,993,759	$91,943,421		$3,807,290,471

Shares outstanding[3]	242,947,946	2,029,474,039	25,993,592	91,928,711		3,807,176,718

Net asset value	$1.00	$1.00	$1.0000	$1.0002		$1.00

Cash Management
Net assets	$31,560,107	$90,564,799	—	$831,482,553		$1,133,743,162

Shares outstanding[3]	31,558,652	90,563,839	—	831,357,528		1,133,709,287

Net asset value	$1.00	$1.00	—	$1.0002		$1.00

Cash Reserve
Net assets	$499,055	$220,572,311	—	$5,630,405		$68,784,269

Shares outstanding[3]	499,032	220,569,973	—	5,629,515		$68,782,214

Net asset value	$1.00	$1.00	—	$1.0002		$1.00

Administration
Net assets	$42,204,882	$1,693,931,584	—	$15,196,574		$75,294,109

Shares outstanding[3]	42,202,936	1,693,913,628	—	15,194,108		75,291,859

Net asset value	$1.00	$1.00	—	$1.0002		$1.00

Select
Net assets	—	$241,780,881	—	$963,018		$83,975,386

Shares outstanding[3]	—	241,778,318	—	962,870		83,972,876

Net asset value	—	$1.00	—	$1.0002		$1.00

Private Client
Net assets	—	$1,945,318	—	$1,649,330		—

Shares outstanding[3]	—	1,945,297	—	1,649,081		—

Net asset value	—	$1.00	—	$1.0002		—

Premier
Net assets	—	$12,419	—	—	[4]	—	[4]

Shares outstanding[3]	—	12,419	—	—	[5]	—	[5]

Net asset value	—	$1.00	—	$1.0002		$1.00

[3]	Unlimited number of shares authorized, no par value.

[4]	Net assets end of period are less than $1.

[5]	Shares end of period are less than 1.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016	53

Statements of Assets and Liabilities (continued)

October 31, 2016	Treasury Trust Fund	MuniCash	MuniFund	California Money Fund	New York Money Fund

Assets
Investments at value — unaffiliated[1]	$21,600,670,374	$2,218,636,741	$172,902,573	$53,149,000	$18,830,000
Cash	302,305,836	17,921	48,071	46,361	22,321
Receivables:
Interest	10,592,841	3,039,322	180,016	39,746	8,826
From Manager	17,911	—	12,312	22,088	36,569
Prepaid expenses	287,916	157,288	57,021	7,665	17,284
Other assets	—	—	—	15,363	—

Total assets	21,913,874,878	2,221,851,272	173,199,993	53,280,223	18,915,000

Liabilities
Bank overdraft	—	22,940,419	—	—	—
Payables:
Investments purchased	—	55,891,020	—	—	—
Custodian fees	195,431	20,782	8,784	—	1,625
Income dividends	1,928,901	818,149	36,946	14,548	3,670
Management fees	2,846,324	237,905	2,536	—	—
Officer’s and Trustees’ fees	32,239	3,819	5,709	2,877	2,809
Other accrued expenses	20,973	94,403	23,976	10,015	10,257
Printing fees	26,537	21,264	19,595	20,940	20,767
Professional fees	143,069	64,518	50,700	52,694	53,576
Registration fees	424,164	88,044	18	74	19
Service and distribution fees	188,582	2,450	6,362	4,562	1,756
Transfer agent fees	182,331	46,250	33,559	—	4,351

Total liabilities	5,988,551	80,229,023	188,185	105,710	98,830

Net Assets	$21,907,886,327	$2,141,622,249	$173,011,808	$53,174,513	$18,816,170

Net Assets Consist of
Paid-in capital	$21,906,478,852	$2,141,604,773	$172,973,090	$53,111,535	$18,816,170
Undistributed (distributions in excess of) net investment income	50,828	—	2,300	—	—
Undistributed net realized gain	1,356,647	—	36,418	62,978	—
Net unrealized appreciation (depreciation)	—	17,476	—	—	—

Net Assets	$21,907,886,327	$2,141,622,249	$173,011,808	$53,174,513	$18,816,170

[1] Investments at cost — unaffiliated	$21,600,670,374	$2,218,619,265	$172,902,573	$53,149,000	$18,830,000

See Notes to Financial Statements.

54	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016

Statements of Assets and Liabilities (concluded)

October 31, 2016	Treasury Trust Fund	MuniCash	MuniFund	California Money Fund		New York Money Fund

Net Asset Value
Institutional
Net assets	$20,911,540,194	$2,139,819,900	$141,457,743	$41,191,742		$17,837,649

Shares outstanding[2]	20,910,196,732	2,139,598,425	141,278,443	41,142,100		17,815,532

Net asset value	$1.00	$1.0001	$1.00	$1.00		$1.00

Dollar
Net assets	$420,094,969	$1,802,349	$5,723,804	—	[3]	—

Shares outstanding[2]	420,067,979	1,802,158	5,716,549	—	[4]	—

Net asset value	$1.00	$1.0001	$1.00	$1.00		—

Cash Management
Net assets	$16,560,781	—	$62,989	—		$1

Shares outstanding[2]	16,559,717	—	62,909	—		1

Net asset value	$1.00	—	$1.00	—		$1.00

Cash Reserve
Net assets	$3,635,209	—	—	—		—

Shares outstanding[2]	3,634,976	—	—	—		—

Net asset value	$1.00	—	—	—		—

Administration
Net assets	$476,145,095	—	$21,554,144	—	[3]	—	[3]

Shares outstanding[2]	476,114,504	—	21,526,829	—	[4]	—	[4]

Net asset value	$1.00	—	$1.00	$1.00		$1.00

Select
Net assets	$79,910,079	—	$3,862,809	$7,905,872		$568,963

Shares outstanding[2]	79,904,944	—	3,857,911	7,896,344		568,258

Net asset value	$1.00	—	$1.00	$1.00		$1.00

Private Client
Net assets	—	—	$350,318	$4,076,898		$409,556

Shares outstanding[2]	—	—	349,874	4,071,985		409,048

Net asset value	—	—	$1.00	$1.00		$1.00

Premier
Net assets	—	—	$1	$1		$1

Shares outstanding[2]	—	—	1	1		1

Net asset value	—	—	$1.00	$1.00		$1.00

[2]	Unlimited number of shares authorized, no par value.

[3]	Net assets end of period are less than $1.

[4]	Shares end of period are less than 1.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016	55

Statements of Operations

Year Ended October 31, 2016	Federal Trust Fund	FedFund	TempCash	TempFund	T-Fund

Investment Income
Interest — unaffiliated	$7,417,623	$102,593,969	$3,533,883	$320,488,553	$112,571,706
Interest — affiliated	—	376,397	—	—	—
Other income — affiliated	—	5,980	—	—	—

Total investment income	7,417,623	102,976,346	3,533,883	320,488,553	112,571,706

Expenses
Management	4,533,694	49,476,738	3,125,478	106,842,508	60,629,559
Service and distribution — class specific	432,778	6,680,349	167,133	12,663,654	12,928,699
Professional	82,919	345,754	62,140	863,260	412,832
Registration	238,164	3,756,029	87,263	824,332	1,822,332
Transfer agent	163,954	647,418	42,429	2,032,251	768,916
Printing	112,037	113,950	38,776	190,176	118,062
Officer and Trustees	115,664	292,451	17,423	517,725	441,175
Custodian	49,372	680,028	64,929	1,365,398	857,011
Miscellaneous	150,386	284,262	36,398	762,526	408,052

Total expenses	5,878,968	62,276,979	3,641,969	126,061,830	78,386,638
Less:
Expenses reimbursed by the Manager	(48,326)	—	—	—	—
Fees waived by the Manager	(1,807,489)	(24,146,650)	(2,267,659)	(5,385,773)	(12,165,572)
Service and distribution fees waived — class specific	(119,800)	(2,475,962)	(32,744)	(1,976,423)	(6,382,316)

Total expenses after fees waived and/or reimbursed	3,903,353	35,654,367	1,341,566	118,699,634	59,838,750

Net investment income	3,514,270	67,321,979	2,192,317	201,788,919	52,732,956

Realized and Unrealized Gain (Loss)
Net realized gain from investments	151,382	871,395	581	2,005,843	1,652,855
Net change in unrealized appreciation (depreciation) on investments	—	—	(149)	1,348,440	—

Net Increase in Net Assets Resulting from Operations	$3,665,652	$68,193,374	$2,192,749	$205,143,202	$54,385,811

See Notes to Financial Statements.

56	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016

Statements of Operations (concluded)

Year Ended October 31, 2016	Treasury Trust Fund	MuniCash	MuniFund	California Money Fund	New York Money Fund

Investment Income
Interest — unaffiliated	$52,388,825	$5,169,443	$2,565,939	$493,670	$213,798
Other income — affiliated	17,911	—	—	—	—

Total investment income	52,406,736	5,169,443	2,565,939	493,670	213,798

Expenses
Management	33,466,326	3,977,193	4,047,311	755,316	327,165
Service and distribution — class specific	1,743,195	4,694	470,053	125,601	74,775
Transfer agent	518,120	95,302	93,970	19,207	12,231
Custodian	400,584	39,146	34,647	6,548	4,828
Registration	742,652	171,358	112,241	29,030	35,717
Professional	226,956	72,842	66,712	68,596	61,143
Officer and Trustees	200,656	20,755	20,838	11,358	9,801
Reorganization	—	131,802	—	—	—
Printing	73,912	42,749	42,193	44,922	43,204
Miscellaneous	155,120	35,584	51,477	12,929	11,609

Total expenses	37,527,521	4,591,425	4,939,442	1,073,507	580,473
Less:
Expenses reimbursed by the Manager	—	(20,268)	(12,903)	(37,881)	(75,807)
Fees waived by the Manager	(6,962,305)	(2,310,135)	(3,113,914)	(645,337)	(308,612)
Reorganization costs reimbursed by the Manager	—	(131,802)	—	—	—
Service and distribution fees waived — class specific	(1,020,749)	(2,129)	(301,026)	(95,627)	(59,348)

Total expenses after fees waived and/or reimbursed	29,544,467	2,127,091	1,511,599	294,662	136,706

Net investment income	22,862,269	3,042,352	1,054,340	199,008	77,092

Realized and Unrealized Gain (Loss)
Net realized gain from investments	1,402,702	19,069	38,704	63,054	8,715
Net change in unrealized appreciation on investments	—	17,476	—	—	—

Net Increase in Net Assets Resulting from Operations	$24,264,971	$3,078,897	$1,093,044	$262,062	$85,807

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016	57

Statements of Changes in Net Assets

	Federal Trust Fund		FedFund
	Year Ended October 31,		Year Ended October 31,
Increase (Decrease) in Net Assets:	2016	2015	2016	2015

Operations
Net investment income	$3,514,270	$32,064	$67,321,979	$2,118,890
Net realized gain	151,382	8,206	871,395	717,941

Net increase in net assets resulting from operations	3,665,652	40,270	68,193,374	2,836,831

Distributions to Shareholders[1]
From net investment income:
Institutional	(3,497,902)	(31,647)	(65,691,861)	(1,917,343)
Dollar	(47)	(382)	(689,996)	(119,662)
Cash Management	(7)	—	(31,489)	(1,902)
Cash Reserve	—	—	(30,734)	(735)
Administration	(16,314)	(35)	(804,665)	(51,175)
Select	—	—	(72,196)	(26,991)
Private Client	—	—	(1,001)	(777)
Premier	—	—	(37)	(305)
From net realized gain:
Institutional	(7,879)	(6,303)	(437,757)	(360,193)
Dollar	(21)	(87)	(42,760)	(28,757)
Cash Management	—	—	(1,815)	(825)
Cash Reserve	—	—	(207)	(162)
Administration	—	(57)	(12,578)	(8,208)
Select	—	—	(7,166)	(4,942)
Private Client	—	—	(139)	(150)
Premier	—	—	(5)	(36)

Decrease in net assets resulting from distributions to shareholders	(3,522,170)	(38,511)	(67,824,406)	(2,522,163)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	3,125,502,380	91,672,741	75,374,520,238	1,124,112,696

Net Assets
Total increase in net asset	3,125,645,862	91,674,500	75,374,889,206	1,124,427,364
Beginning of year	333,653,981	241,979,481	12,905,350,549	11,780,923,185

End of year	$3,459,299,843	$333,653,981	$88,280,239,755	$12,905,350,549

Undistributed net investment income, end of year	$47,241	$1,179	$554,558	$22,099

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

58	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016

Statements of Changes in Net Assets (continued)

	TempCash		TempFund		T-Fund
	Year Ended October 31,		Year Ended October 31,		Year Ended October 31,
Increase (Decrease) in Net Assets:	2016	2015	2016	2015	2016	2015

Operations
Net investment income	$2,192,317	$1,149,607	$201,788,919	$45,275,739	$52,732,956	$1,982,325
Net realized gain	581	120,501	2,005,843	2,244,494	1,652,855	1,252,533
Net change in unrealized appreciation (depreciation) on investments	(149)	—	1,348,440	—	—	—

Net increase in net assets resulting from operations	2,192,749	1,270,108	205,143,202	47,520,233	54,385,811	3,234,858

Distributions to Shareholders[1]
From net investment income:
Institutional	(2,155,187)	(1,133,307)	(192,915,859)	(44,221,255)	(52,057,188)	(1,830,518)
Dollar	(37,130)	(16,300)	(2,708,329)	(350,966)	(493,282)	(78,174)
Cash Management	—	—	(37,116)	(53,567)	(135,899)	(52,397)
Cash Reserve	—	—	(1,478)	(3,124)	(8,258)	(121)
Administration	—	—	(6,125,788)	(584,265)	(23,694)	(325)
Select	—	—	(254)	(59,192)	(14,635)	(20,790)
Private Client	—	—	(87)	(2,102)	—	—
Premier	—	—	(8)	(1,268)	—	—
From net realized gain:
Institutional	(115,449)	(292,650)	(4,366,238)	(3,786,269)	(567,256)	(1,354,702)
Dollar	(9,105)	(36,405)	(100,852)	(184,664)	(28,927)	(60,216)
Cash Management	—	—	(175,845)	(19,935)	(25,978)	(46,779)
Cash Reserve	—	—	(3,737)	(1,468)	(27)	—
Administration	—	—	(96,923)	(198,214)	—	—
Select	—	—	(8,805)	(29,935)	(7,050)	(15,360)
Private Client	—	—	(579)	(1,012)	—	—
Premier	—	—	(317)	(560)	—	—

Decrease in net assets resulting from distributions to shareholders	(2,316,871)	(1,478,662)	(206,542,215)	(49,497,796)	(53,362,194)	(3,459,382)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(1,128,023,833)	(475,967,922)	(58,177,093,133)	15,018,099,962	37,353,219,144	1,496,328,765

Net Assets
Total increase (decrease) in net assets	(1,128,147,955)	(476,176,476)	(58,178,492,146)	15,016,122,399	37,354,242,761	1,496,104,241
Beginning of year	1,226,452,548	1,702,629,024	67,308,427,600	52,292,305,201	21,578,893,708	20,082,789,467

End of year	$98,304,593	$1,226,452,548	$9,129,935,454	$67,308,427,600	$58,933,136,469	$21,578,893,708

Undistributed (distributions in excess of) net investment income, end of year	$(38,235)	$39,403	$(2,155,236)	$18,582	$682,416	$15,813

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016	59

Statements of Changes in Net Assets (continued)

	Treasury Trust Fund		MuniCash		MuniFund
	Year Ended October 31,		Year Ended October 31,		Year Ended October 31,
Increase (Decrease) in Net Assets:	2016	2015	2016	2015	2016	2015

Operations
Net investment income	$22,862,269	$3,943	$3,042,352	$19,816	$1,054,340	$328,241
Net realized gain	1,402,702	735,266	19,069	3,537	38,704	136,115
Net change in unrealized appreciation on investments	—	—	17,476	—	—	—

Net increase in net assets resulting from operations	24,264,971	739,209	3,078,897	23,353	1,093,044	464,356

Distributions to Shareholders[1]
From net investment income:
Institutional	(22,707,741)	(3,752)	(3,051,247)	(19,539)	(886,032)	(246,633)
Dollar	(42,202)	(134)	(1,138)	(277)	(7,296)	(8,641)
Cash Management	(1,938)	(3)	—	—	(194)	(1,413)
Administration	(101,961)	(54)	—	—	(159,609)	(67,690)
Select	(7,511)	—	—	—	(1,010)	(3,454)
Cash Reserve	(916)	—	—	—	—	—
Private Client	—	—	—	—	(199)	(339)
Premier	—	—	—	—	—	(71)
From net realized gain:
Institutional	(564,501)	(416,638)	(22,436)	(3,218)	(99,013)	(91,383)
Dollar	(15,034)	(15,059)	(63)	(56)	(2,633)	(2,750)
Cash Management	(416)	(484)	—	—	(175)	(503)
Administration	(9,724)	(5,907)	—	—	(33,097)	(22,613)
Select	(666)	(70)	—	—	(729)	(932)
Cash Reserve	(194)	—	—	—	—	—
Private Client	—	—	—	—	(120)	(123)
Premier	—	—	—	—	—	(55)
From return of capital:
Institutional	—	—	(1,883,093)	—	—	—
Dollar	—	—	(1,980)	—	—	—

Decrease in net assets resulting from distributions to shareholders	(23,452,804)	(442,101)	(4,959,957)	(23,090)	(1,190,107)	(446,600)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	7,370,571,346	3,379,340,490	1,996,129,957	(1,032,253)	(1,589,835,163)	149,158,773

Net Assets
Total increase (decrease) in net assets	7,371,383,513	3,379,637,598	1,994,248,897	(1,031,990)	(1,589,932,226)	149,176,529
Beginning of year	14,536,502,814	11,156,865,216	147,373,352	148,405,342	1,762,944,034	1,613,767,505

End of year	$21,907,886,327	$14,536,502,814	$2,141,622,249	$147,373,352	$173,011,808	$1,762,944,034

Undistributed net investment income, end of year	$50,828	$20,325	—	$10,033	$2,300	$2,300

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

60	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016

Statements of Changes in Net Assets (concluded)

	California Money Fund		New York Money Fund
	Year Ended October 31,		Year Ended October 31,
Increase (Decrease) in Net Assets:	2016	2015	2016	2015

Operations
Net investment income	$199,008	$17,775	$77,092	$13,100
Net realized gain (loss)	63,054	(76)	8,715	5,109

Net increase in net assets resulting from operations	262,062	17,699	85,807	18,209

Distributions to Shareholders[1]
From net investment income:
Institutional	(197,733)	(16,110)	(75,344)	(10,106)
Dollar	(4)	(244)	—	—
Cash Management	—	—	(379)	(1,887)
Administration	(489)	(153)	(1,175)	(559)
Select	(235)	(849)	(129)	(416)
Private Client	(547)	(418)	(65)	(115)
Premier	—	(1)	—	(17)
From net realized gain:
Institutional	—	—	(12,392)	(714)
Dollar	—	—	—	—
Cash Management	—	—	(275)	(131)
Administration	—	—	(231)	(33)
Select	—	—	(607)	(44)
Private Client	—	—	(270)	(12)
Premier	—	—	—	(3)
From return of capital:
Institutional	—	—	(28,833)	—
Select	—	—	(1,681)	—
Private Client	—	—	(876)	—

Decrease in net assets resulting from distributions to shareholders	(199,008)	(17,775)	(122,257)	(14,037)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(190,058,850)	103,570,397	(95,480,948)	(39,828,313)

Net Assets
Total increase (decrease) in net assets	(189,995,796)	103,570,321	(95,517,398)	(39,824,141)
Beginning of year	243,170,309	139,599,988	114,333,568	154,157,709

End of year	$53,174,513	$243,170,309	$18,816,170	$114,333,568

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016	61

Financial Highlights	Federal Trust Fund

	Institutional
	Year Ended October 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0016	0.0001	0.0001	0.0001	0.0001
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	0.0016	0.0001	0.0001	0.0001	0.0002

Distributions:[2]
From net investment income	(0.0016)	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions	(0.0016)	(0.0001)	(0.0001)	(0.0001)	(0.0002)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.16%	0.01%	0.01%	0.01%	0.02%

Ratios to Average Net Assets
Total expenses	0.28%	0.33%	0.33%	0.32%	0.33%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.18%	0.08%	0.07%	0.11%	0.11%

Net investment income	0.19%	0.01%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of year (000)	$3,142,077	$331,549	$236,113	$235,349	$188,110

	Dollar
	Year Ended October 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0001	0.0001	0.0001
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	0.0000	0.0001	0.0001	0.0001	0.0002

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions	(0.0000)	(0.0001)	(0.0001)	(0.0001)	(0.0002)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	0.01%	0.01%	0.01%	0.02%

Ratios to Average Net Assets
Total expenses	0.52%	0.58%	0.58%	0.57%	0.58%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.38%	0.08%	0.07%	0.11%	0.11%

Net investment income	0.00%	0.01%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of year (000)	$242,959	$2,105	$3,683	$15,061	$10,917

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

62	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016

Financial Highlights (continued)	Federal Trust Fund

Cash Management
Period April 18, 2016[1] to October 31, 2016

Per Share Operating Performance
Net asset value, beginning of period	$ 1.00

Net investment income	0.0000 [2]
Net realized gain	—

Net increase from investment operations	0.0000

Distributions:[3]
From net investment income	(0.0000)[4]
From net realized gain	—

Total distributions	(0.0000)

Net asset value, end of period	$ 1.00

Total Return[5]
Based on net asset value	0.00%[6]

Ratios to Average Net Assets
Total expenses	0.69%[7]

Total expenses after fees waived and/or reimbursed and paid indirectly	0.34%[7]

Net investment income	0.00%[7]

Supplemental Data
Net assets, end of period (000)	$ 31,560

Cash Reserve
Period April 18, 2016[1] to October 31, 2016

Per Share Operating Performance
Net asset value, beginning of period	$ 1.00

Net investment income	0.0000 [2]
Net realized gain	—

Net increase from investment operations	0.0000

Distributions:[3]
From net investment income	(0.0000)[4]
From net realized gain	—

Total distributions	(0.0000)

Net asset value, end of period	$ 1.00

Total Return[5]
Based on net asset value	0.00%[6]

Ratios to Average Net Assets
Total expenses	0.61%[7]

Total expenses after fees waived and/or reimbursed and paid indirectly	0.35%[7]

Net investment income	0.00%[7]

Supplemental Data
Net assets, end of period (000)	$ 499

[1]	Commencement of operations.

[2]	Amount is less than $0.00005 per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.00005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016	63

Financial Highlights (concluded)	Federal Trust Fund

	Administration
	Year Ended October 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0007	0.0001	0.0001	0.0001	0.0001
Net realized gain	—	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	0.0007	0.0001	0.0001	0.0001	0.0002

Distributions:[2]
From net investment income	(0.0007)	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	—	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions	(0.0007)	(0.0001)	(0.0001)	(0.0001)	(0.0002)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.06%	0.01%	0.01%	0.01%	0.02%

Ratios to Average Net Assets
Total expenses	0.37%	0.43%	0.43%	0.42%	0.43%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.28%	0.08%	0.07%	0.10%	0.11%

Net investment income	0.11%	0.01%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of year (000)	$42,205	$— [5]	$2,183	$2,289	$1,629

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Net assets end of period are less than $1,000.

See Notes to Financial Statements.

64	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016

Financial Highlights	FedFund

	Institutional
	Year Ended October 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0023	0.0002	0.0001	0.0001	0.0001
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0023	0.0002	0.0001	0.0001	0.0001

Distributions:[2]
From net investment income	(0.0023)	(0.0002)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0023)	(0.0002)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.23%	0.02%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.21%	0.21%	0.21%	0.21%	0.21%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.12%	0.12%	0.09%	0.14%	0.17%

Net investment income	0.28%	0.02%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of year (000)	$84,001,937	$11,361,624	$10,689,737	$12,265,686	$11,698,677

	Dollar
	Year Ended October 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0004	0.0002	0.0001	0.0001	0.0001
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0004	0.0002	0.0001	0.0001	0.0001

Distributions:[2]
From net investment income	(0.0004)	(0.0002)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0004)	(0.0002)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.04%	0.02%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.46%	0.46%	0.46%	0.46%	0.46%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.34%	0.13%	0.09%	0.13%	0.17%

Net investment income	0.04%	0.01%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of year (000)	$2,029,496	$917,631	$748,382	$593,574	$325,447

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016	65

Financial Highlights (continued)	FedFund

	Cash Management
	Year Ended October 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0003	0.0001	0.0001	0.0001	0.0001
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0003	0.0001	0.0001	0.0001	0.0001

Distributions:[2]
From net investment income	(0.0003)	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0003)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.04%	0.02%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.71%	0.71%	0.71%	0.71%	0.71%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.36%	0.13%	0.09%	0.13%	0.16%

Net investment income	0.03%	0.01%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of year (000)	$90,565	$64,483	$3,547	$2,947	$2,350

	Cash Reserve
	Year Ended October 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0003	0.0001	0.0001	0.0001	0.0001
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0003	0.0001	0.0001	0.0001	0.0001

Distributions:[2]
From net investment income	(0.0003)	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0003)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.04%	0.02%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.62%	0.61%	0.61%	0.61%	0.61%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.31%	0.13%	0.09%	0.12%	0.17%

Net investment income	0.09%	0.01%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of year (000)	$220,572	$5,442	$4,561	$4,863	$208

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

66	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016

Financial Highlights (continued)	FedFund

	Administration
	Year Ended October 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0014	0.0001	0.0001	0.0001	0.0001
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0014	0.0001	0.0001	0.0001	0.0001

Distributions:[2]
From net investment income	(0.0014)	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0014)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.14%	0.02%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.31%	0.31%	0.31%	0.31%	0.31%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.21%	0.13%	0.09%	0.14%	0.17%

Net investment income	0.17%	0.02%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of year (000)	$1,693,932	$346,593	$233,421	$12,271	$18,664

	Select
	Year Ended October 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0003	0.0001	0.0001	0.0001	0.0001
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0003	0.0001	0.0001	0.0001	0.0001

Distributions:[2]
From net investment income	(0.0003)	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0003)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.04%	0.02%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	1.06%	1.06%	1.06%	1.06%	1.06%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.34%	0.13%	0.09%	0.14%	0.17%

Net investment income	0.04%	0.01%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of year (000)	$241,781	$205,658	$92,940	$111,589	$100,792

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016	67

Financial Highlights (concluded)	FedFund

	Private Client
	Year Ended October 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0003	0.0001	0.0001	0.0001	0.0001
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0003	0.0001	0.0001	0.0001	0.0001

Distributions:[2]
From net investment income	(0.0003)	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0003)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.04%	0.02%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	1.06%	1.06%	1.06%	1.06%	1.06%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.35%	0.13%	0.09%	0.14%	0.17%

Net investment income	0.03%	0.01%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of year (000)	$1,945	$3,777	$6,385	$7,729	$16,948

	Premier
	Year Ended October 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0003	0.0001	0.0001	0.0001	0.0001
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0003	0.0001	0.0001	0.0001	0.0001

Distributions:[2]
From net investment income	(0.0003)	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0003)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.04%	0.02%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.80%	0.81%	0.81%	0.81%	0.81%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.36%	0.13%	0.09%	0.14%	0.17%

Net investment income	0.03%	0.01%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of year (000)	$12	$143	$1,951	$479	$1,042

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

68	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016

Financial Highlights	TempCash

	Institutional
	Year Ended October 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0027	0.0006	0.0004	0.0010	0.0015
Net realized and unrealized gain	0.0002	0.0002	0.0002	0.0000 [1]	0.0001

Net increase from investment operations	0.0029	0.0008	0.0006	0.0010	0.0016

Distributions:[2]
From net investment income	(0.0027)	(0.0006)	(0.0004)	(0.0010)	(0.0015)
From net realized gain	(0.0002)	(0.0002)	(0.0002)	(0.0000)[3]	(0.0001)

Total distributions	(0.0029)	(0.0008)	(0.0006)	(0.0010)	(0.0016)

Net asset value, end of year	$1.0000	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.29%	0.08%	0.06%	0.10%	0.16%

Ratios to Average Net Assets
Total expenses	0.39%	0.35%	0.33%	0.31%	0.28%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.13%	0.18%	0.18%	0.18%	0.18%

Net investment income	0.26%	0.06%	0.05%	0.10%	0.15%

Supplemental Data
Net assets, end of year (000)	$72,311	$1,142,790	$1,489,543	$2,647,717	$3,622,878

	Dollar
	Year Ended October 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0006	0.0001	0.0000 [1]	0.0002	0.0001
Net realized and unrealized gain	0.0002	0.0002	0.0002	0.0000 [1]	0.0001

Net increase from investment operations	0.0008	0.0003	0.0002	0.0002	0.0002

Distributions:[2]
From net investment income	(0.0006)	(0.0001)	(0.0000)[3]	(0.0002)	(0.0001)
From net realized gain	(0.0002)	(0.0002)	(0.0002)	(0.0000)[3]	(0.0001)

Total distributions	(0.0008)	(0.0003)	(0.0002)	(0.0002)	(0.0002)

Net asset value, end of year	$1.0000	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.08%	0.03%	0.02%	0.02%	0.02%

Ratios to Average Net Assets
Total expenses	0.64%	0.59%	0.58%	0.56%	0.53%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.34%	0.23%	0.22%	0.26%	0.32%

Net investment income	0.06%	0.01%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of year (000)	$25,994	$83,662	$213,086	$464,691	$551,888

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016	69

Financial Highlights	TempFund

	Institutional
	Year Ended October 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0036	0.0008	0.0003	0.0008	0.0013
Net realized and unrealized gain	0.0004	0.0001	0.0001	0.0000 [1]	0.0001

Net increase from investment operations	0.0040	0.0009	0.0004	0.0008	0.0014

Distributions:[2]
From net investment income	(0.0036)	(0.0008)	(0.0003)	(0.0008)	(0.0013)
From net realized gain	(0.0002)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)

Total distributions	(0.0038)	(0.0009)	(0.0004)	(0.0008)	(0.0014)

Net asset value, end of year	$1.0002	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.41%	0.09%	0.04%	0.08%	0.14%

Ratios to Average Net Assets
Total expenses	0.19%	0.19%	0.19%	0.19%	0.19%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.18%	0.16%	0.17%	0.18%	0.18%

Net investment income	0.35%	0.08%	0.03%	0.08%	0.14%

Supplemental Data
Net assets, end of year (000)	$8,183,070	$62,215,214	$46,327,088	$42,517,741	$43,032,035

	Dollar
	Year Ended October 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0013	0.0002	0.0002	0.0001	0.0001
Net realized and unrealized gain	0.0004	0.0001	0.0001	0.0000 [1]	0.0001

Net increase from investment operations	0.0017	0.0003	0.0003	0.0001	0.0002

Distributions:[2]
From net investment income	(0.0013)	(0.0002)	(0.0002)	(0.0001)	(0.0001)
From net realized gain	(0.0002)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)

Total distributions	(0.0015)	(0.0003)	(0.0003)	(0.0001)	(0.0002)

Net asset value, end of year	$1.0002	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.17%	0.03%	0.03%	0.02%	0.02%

Ratios to Average Net Assets
Total expenses	0.44%	0.44%	0.44%	0.44%	0.44%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.42%	0.22%	0.18%	0.25%	0.31%

Net investment income	0.13%	0.02%	0.02%	0.01%	0.01%

Supplemental Data
Net assets, end of year (000)	$91,943	$1,511,529	$2,673,968	$2,300,509	$1,941,890

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

70	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016

Financial Highlights (continued)	TempFund

	Cash Management
	Year Ended October 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0002	0.0002	0.0001	0.0001
Net realized and unrealized gain	0.0004	0.0001	0.0001	0.0000 [1]	0.0001

Net increase from investment operations	0.0004	0.0003	0.0003	0.0001	0.0002

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0002)	(0.0002)	(0.0001)	(0.0001)
From net realized gain	(0.0002)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)

Total distributions	(0.0002)	(0.0003)	(0.0003)	(0.0001)	(0.0002)

Net asset value, end of year	$1.0002	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.04%	0.03%	0.03%	0.02%	0.02%

Ratios to Average Net Assets
Total expenses	0.68%	0.69%	0.69%	0.69%	0.69%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.56%	0.23%	0.18%	0.25%	0.31%

Net investment income	0.01%	0.02%	0.02%	0.01%	0.01%

Supplemental Data
Net assets, end of year (000)	$831,483	$403,371	$278,181	$231,804	$300,910

	Cash Reserve
	Year Ended October 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0004	0.0002	0.0002	0.0001	0.0001
Net realized and unrealized gain	0.0002	0.0001	0.0001	0.0000 [1]	0.0001

Net increase from investment operations	0.0006	0.0003	0.0003	0.0001	0.0002

Distributions:[2]
From net investment income	(0.0002)	(0.0002)	(0.0002)	(0.0001)	(0.0001)
From net realized gain	(0.0002)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)

Total distributions	(0.0004)	(0.0003)	(0.0003)	(0.0001)	(0.0002)

Net asset value, end of year	$1.0002	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.06%	0.03%	0.03%	0.02%	0.02%

Ratios to Average Net Assets
Total expenses	0.59%	0.59%	0.59%	0.59%	0.59%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.51%	0.23%	0.18%	0.24%	0.30%

Net investment income	0.01%	0.02%	0.02%	0.01%	0.01%

Supplemental Data
Net assets, end of year (000)	$5,630	$16,693	$19,977	$15,031	$13,130

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016	71

Financial Highlights (continued)	TempFund

	Administration
	Year Ended October 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0026	0.0002	0.0002	0.0002	0.0004
Net realized and unrealized gain	0.0004	0.0001	0.0001	0.0000 [1]	0.0001

Net increase from investment operations	0.0030	0.0003	0.0003	0.0002	0.0005

Distributions:[2]
From net investment income	(0.0026)	(0.0002)	(0.0002)	(0.0002)	(0.0004)
From net realized gain	(0.0002)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)

Total distributions	(0.0028)	(0.0003)	(0.0003)	(0.0002)	(0.0005)

Net asset value, end of year	$1.0002	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.31%	0.03%	0.03%	0.02%	0.06%

Ratios to Average Net Assets
Total expenses	0.29%	0.29%	0.29%	0.29%	0.29%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.28%	0.23%	0.18%	0.24%	0.27%

Net investment income	0.24%	0.02%	0.02%	0.01%	0.05%

Supplemental Data
Net assets, end of year (000)	$15,197	$2,843,390	$2,542,670	$2,740,631	$2,548,103

	Select
	Year Ended October 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0002	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized and unrealized gain	0.0004	0.0001	0.0001	0.0000 [1]	0.0001

Net increase from investment operations	0.0004	0.0003	0.0001	0.0000	0.0001

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0002)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0002)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)

Total distributions	(0.0002)	(0.0003)	(0.0001)	(0.0000)	(0.0001)

Net asset value, end of year	$1.0002	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.04%	0.03%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	1.04%	1.04%	1.04%	1.04%	1.04%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.51%	0.22%	0.19%	0.26%	0.32%

Net investment income	0.00%	0.02%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$963	$295,371	$424,555	$514,918	$536,971

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

72	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016

Financial Highlights (concluded)	TempFund

	Private Client
	Year Ended October 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0002	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized and unrealized gain	0.0004	0.0001	0.0001	0.0000 [1]	0.0001

Net increase from investment operations	0.0004	0.0003	0.0001	0.0000	0.0001

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0002)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0002)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)

Total distributions	(0.0002)	(0.0003)	(0.0001)	(0.0000)	(0.0001)

Net asset value, end of year	$1.0002	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.04%	0.03%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	1.04%	1.04%	1.04%	1.04%	1.04%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.53%	0.23%	0.19%	0.26%	0.32%

Net investment income	0.00%	0.02%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$1,649	$9,855	$14,738	$16,524	$19,248

	Premier
	Year Ended October 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0002	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized and unrealized gain	0.0004	0.0001	0.0001	0.0000 [1]	0.0001

Net increase from investment operations	0.0004	0.0003	0.0001	0.0000	0.0001

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0002)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0002)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)

Total distributions	(0.0002)	(0.0003)	(0.0001)	(0.0000)	(0.0001)

Net asset value, end of year	$1.0002	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.04%	0.03%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.79%	0.79%	0.79%	0.79%	0.79%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.45%	0.24%	0.19%	0.26%	0.31%

Net investment income	0.00%	0.01%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$— [5]	$13,005	$11,127	$17,700	$18,072

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Net assets are less than $1,000.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016	73

Financial Highlights	T-Fund

	Institutional
	Year Ended October 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0017	0.0001	0.0001	0.0001	0.0001
Net realized gain	0.0000 [1]	0.0001	0.0001	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0017	0.0002	0.0002	0.0001	0.0001

Distributions:[2]
From net investment income	(0.0017)	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0000)[3]	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0017)	(0.0002)	(0.0002)	(0.0001)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.17%	0.02%	0.02%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.20%	0.20%	0.21%	0.21%	0.20%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.17%	0.08%	0.06%	0.11%	0.12%

Net investment income	0.18%	0.01%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of year (000)	$53,764,049	$19,598,433	$18,501,009	$15,448,264	$17,649,086

	Dollar
	Year Ended October 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0001
Net realized gain	0.0000 [1]	0.0001	0.0001	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0001	0.0002	0.0002	0.0001	0.0001

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0000)[3]	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0001)	(0.0002)	(0.0002)	(0.0001)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	0.02%	0.02%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.45%	0.45%	0.46%	0.46%	0.45%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.34%	0.08%	0.06%	0.09%	0.12%

Net investment income	0.02%	0.01%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of year (000)	$3,807,290	$988,153	$755,491	$855,847	$479,912

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

74	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016

Financial Highlights (continued)	T-Fund

	Cash Management
	Year Ended October 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0001
Net realized gain	0.0000 [1]	0.0001	0.0001	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0001	0.0002	0.0002	0.0001	0.0001

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0000)[3]	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0001)	(0.0002)	(0.0002)	(0.0001)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	0.02%	0.02%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.70%	0.70%	0.71%	0.71%	0.70%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.32%	0.08%	0.06%	0.11%	0.12%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of year (000)	$1,133,743	$771,441	$629,757	$1,002,044	$1,454,450

	Cash Reserve
	Year Ended October 31, 2016	Period September 24, 2015[5] to October 31, 2015

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00

Net investment income	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	—

Net increase (decrease) from investment operations	0.0001	0.0000

Distributions:[2]
From net investment income	(0.0001)	(0.0000)[3]
From net realized gain	(0.0000)[3]	—

Total distributions	(0.0001)	(0.0000)

Net asset value, end of period	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	0.00%[6]

Ratios to Average Net Assets
Total expenses	0.60%	0.56%[7]

Total expenses after fees waived and/or reimbursed and paid indirectly	0.35%	0.08%[7]

Net investment income	0.02%	0.01%[7]

Supplemental Data
Net assets, end of period (000)	$68,784	$— [8]

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Commencement of operations.

[6]	Aggregate total return.

[7]	Annualized.

[8]	Net assets are less than $1,000.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016	75

Financial Highlights (continued)	T-Fund

	Administration
	Year Ended October 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0008	0.0001	0.0001	0.0000 [1]	0.0001
Net realized gain	0.0000 [1]	0.0001	0.0001	0.0001	0.0000 [1]

Net increase from investment operations	0.0008	0.0002	0.0002	0.0001	0.0001

Distributions:[2]
From net investment income	(0.0008)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)
From net realized gain	(0.0000)[3]	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]

Total distributions	(0.0008)	(0.0002)	(0.0002)	(0.0001)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.08%	0.02%	0.02%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.30%	0.30%	0.00%	0.30%	0.30%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.26%	0.08%	0.00%	0.15%	0.12%

Net investment income	0.12%	0.01%	0.00%	0.00%	0.01%

Supplemental Data
Net assets, end of year (000)	$75,294	$5	$— [5]	$— [5]	$16,431

	Select
	Year Ended October 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0001
Net realized gain	0.0000 [1]	0.0001	0.0001	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0001	0.0002	0.0002	0.0001	0.0001

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0000)[3]	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0001)	(0.0002)	(0.0002)	(0.0001)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	0.02%	0.02%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	1.05%	1.05%	1.06%	1.06%	1.05%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.31%	0.08%	0.06%	0.11%	0.12%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of year (000)	$83,975	$220,861	$196,531	$214,156	$103,189

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Net assets are less than $1,000.

See Notes to Financial Statements.

76	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016

Financial Highlights (concluded)	T-Fund

	Premier
	Year Ended October 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0001
Net realized gain	0.0000 [1]	0.0001	0.0001	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0001	0.0002	0.0002	0.0001	0.0001

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0000)[3]	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0001)	(0.0002)	(0.0002)	(0.0001)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	0.02%	0.02%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.80%	0.83%	0.80%	0.81%	0.80%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.31%	0.08%	0.06%	0.09%	0.13%

Net investment income	0.01%	0.01%	0.00%	0.01%	0.01%

Supplemental Data
Net assets, end of year (000)	$— [5]	$— [5]	$1	$51,805	$13

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Net assets are less than $1,000.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016	77

Financial Highlights	Treasury Trust Fund

	Institutional
	Year Ended October 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0013	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0013	0.0000	0.0001	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0013)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]

Total distributions:	(0.0013)	(0.0000)	(0.0001)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.13%	0.00%	0.01%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.21%	0.21%	0.21%	0.22%	0.23%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.17%	0.05%	0.05%	0.07%	0.07%

Net investment income	0.14%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$20,911,540	$13,517,000	$10,367,067	$7,021,176	$4,901,611

	Dollar
	Year Ended October 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0002	0.0000	0.0001	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0002)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0002)	(0.0000)	(0.0001)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	0.00%	0.01%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.46%	0.46%	0.46%	0.47%	0.48%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.28%	0.05%	0.04%	0.08%	0.08%

Net investment income	0.01%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$420,095	$428,958	$439,496	$191,695	$198,062

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

78	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016

Financial Highlights (continued)	Treasury Trust Fund

	Cash Management
	Year Ended October 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0002	0.0000	0.0001	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0002)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0002)	(0.0000)	(0.0001)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	0.00%	0.01%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.71%	0.71%	0.71%	0.72%	0.73%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.29%	0.05%	0.05%	0.08%	0.07%

Net investment income	0.01%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$16,561	$8,528	$14,777	$12,942	$15,122

Cash Reserve
Period December 16, 2015[5] to October 31, 2016

Per Share Operating Performance
Net asset value, beginning of period	$1.00

Net investment income	0.0001
Net realized gain	0.0000 [1]

Net increase (decrease) from investment operations	0.0001

Distributions:[2]
From net investment income	(0.0001)
From net realized gain	(0.0000)[3]

Total distributions	(0.0001)

Net asset value, end of period	$1.00

Total Return[4]
Based on net asset value	0.01%[6]

Ratios to Average Net Assets
Total expenses	0.61%[7]

Total expenses after fees waived and/or reimbursed and paid indirectly	0.29%[7]

Net investment income	0.01%[7]

Supplemental Data
Net assets, end of period (000)	$3,635

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Commencement of operations.

[6]	Aggregate total return.

[7]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016	79

Financial Highlights (concluded)	Treasury Trust Fund

	Administration
	Year Ended October 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0005	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0005	0.0000 [1]	0.0001	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0005)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0005)	(0.0000)	(0.0001)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.05%	0.00%	0.01%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.31%	0.31%	0.31%	0.32%	0.33%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.24%	0.05%	0.05%	0.08%	0.07%

Net investment income	0.04%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$476,145	$573,959	$335,524	$108,091	$128,154

	Select
	Year Ended October 31, 2016	Period September 28, 2015[5] to October 31, 2015

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00

Net investment income	0.0002	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]

Net increase (decrease) from investment operations	0.0002	0.0000

Distributions:[2]
From net investment income	(0.0002)	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0002)	(0.0000)

Net asset value, end of period	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	0.00%[6]

Ratios to Average Net Assets
Total expenses	1.06%	1.09%[7]

Total expenses after fees waived and/or reimbursed and paid indirectly	0.31%	0.06%[7]

Net investment income	0.01%	0.00%[7]

Supplemental Data
Net assets, end of period (000)	$79,910	$8,058

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Commencement of operations.

[6]	Aggregate total return.

[7]	Annualized.

See Notes to Financial Statements.

80	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016

Financial Highlights	MuniCash

	Institutional
	Year Ended October 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0019	0.0001	0.0001	0.0004	0.0009
Net realized and unrealized gain	0.0013	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0032	0.0001	0.0001	0.0004	0.0009

Distributions:[2]
From net investment income	(0.0019)	(0.0001)	(0.0001)	(0.0004)	(0.0009)
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From return of capital	(0.0012)	—	—	—	—

Total distributions	(0.0031)	(0.0001)	(0.0001)	(0.0004)	(0.0009)

Net asset value, end of year	$1.0001	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.33%	0.02%	0.01%	0.04%	0.09%

Ratios to Average Net Assets
Total expenses	0.38%[5]	0.49%	0.45%	0.42%	0.40%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.18%	0.13%	0.16%	0.19%	0.20%

Net investment income	0.25%	0.01%	0.01%	0.04%	0.09%

Supplemental Data
Net assets, end of year (000)	$2,139,820	$145,329	$144,892	$189,271	$233,569

	Dollar
	Year Ended October 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0006	0.0001	0.0001	0.0000 [1]	0.0000 [1]
Net realized and unrealized gain	0.0013	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0019	0.0001	0.0001	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0006)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From return of capital	(0.0012)	—	—	—	—

Total distributions	(0.0018)	(0.0001)	(0.0001)	(0.0000)	(0.0000)

Net asset value, end of year	$1.0001	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.19%	0.02%	0.01%	0.01%	0.00%

Ratios to Average Net Assets
Total expenses	0.63%[5]	0.74%	0.69%	0.66%	0.65%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.30%	0.13%	0.17%	0.23%	0.29%

Net investment income	0.05%	0.01%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$1,802	$2,045	$3,513	$41,042	$50,060

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes reorganization costs associated with the Fund’s reorganization. Without these costs, total expenses for Institutional and Dollar classes would have been 0.38% and 0.63%, respectively.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016	81

Financial Highlights	MuniFund

	Institutional
	Year Ended October 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0019	0.0002	0.0002	0.0002	0.0004
Net realized gain	0.0001	0.0001	0.0002	0.0001	0.0000 [1]

Net increase from investment operations	0.0020	0.0003	0.0004	0.0003	0.0004

Distributions:[2]
From net investment income	(0.0019)	(0.0002)	(0.0002)	(0.0002)	(0.0004)
From net realized gain	(0.0001)	(0.0001)	(0.0002)	(0.0001)	(0.0000)[3]

Total distributions	(0.0020)	(0.0003)	(0.0004)	(0.0003)	(0.0004)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.20%	0.03%	0.04%	0.03%	0.04%

Ratios to Average Net Assets
Total expenses	0.37%	0.36%	0.36%	0.35%	0.34%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.11%	0.06%	0.08%	0.15%	0.19%

Net investment income	0.10%	0.02%	0.02%	0.02%	0.04%

Supplemental Data
Net assets, end of year (000)	$141,458	$1,369,069	$1,219,566	$1,159,440	$1,212,494

	Dollar
	Year Ended October 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0006	0.0002	0.0002	0.0001	0.0000 [1]
Net realized gain	0.0001	0.0001	0.0002	0.0001	0.0000 [1]

Net increase from investment operations	0.0007	0.0003	0.0004	0.0002	0.0000

Distributions:[2]
From net investment income	(0.0006)	(0.0002)	(0.0002)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0001)	(0.0001)	(0.0002)	(0.0001)	(0.0000)[3]

Total distributions	(0.0007)	(0.0003)	(0.0004)	(0.0002)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.07%	0.03%	0.04%	0.03%	0.00%

Ratios to Average Net Assets
Total expenses	0.63%	0.61%	0.61%	0.60%	0.59%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.22%	0.06%	0.08%	0.15%	0.23%

Net investment income	0.03%	0.02%	0.02%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$5,724	$41,554	$49,420	$58,832	$64,251

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

82	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016

Financial Highlights (continued)	MuniFund

	Cash Management
	Year Ended October 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0002	0.0002	0.0001	0.0000 [1]
Net realized gain	0.0001	0.0001	0.0002	0.0001	0.0000 [1]

Net increase from investment operations	0.0002	0.0003	0.0004	0.0002	0.0000

Distributions:[2]
From net investment income	(0.0001)	(0.0002)	(0.0002)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0001)	(0.0001)	(0.0002)	(0.0001)	(0.0000)[3]

Total distributions	(0.0002)	(0.0003)	(0.0004)	(0.0002)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	0.03%	0.04%	0.03%	0.00%

Ratios to Average Net Assets
Total expenses	0.87%	0.86%	0.86%	0.86%	0.84%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.26%	0.06%	0.08%	0.11%	0.23%

Net investment income	0.01%	0.02%	0.02%	0.02%	0.00%

Supplemental Data
Net assets, end of year (000)	$63	$2,261	$8,693	$18,390	$1,287

	Administration
	Year Ended October 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0013	0.0002	0.0002	0.0001	0.0000 [1]
Net realized gain	0.0001	0.0001	0.0002	0.0001	0.0000 [1]

Net increase from investment operations	0.0014	0.0003	0.0004	0.0002	0.0000

Distributions:[2]
From net investment income	(0.0013)	(0.0002)	(0.0002)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0001)	(0.0001)	(0.0002)	(0.0001)	(0.0000)[3]

Total distributions	(0.0014)	(0.0003)	(0.0004)	(0.0002)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.14%	0.03%	0.04%	0.03%	0.00%

Ratios to Average Net Assets
Total expenses	0.46%	0.46%	0.46%	0.45%	0.44%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.15%	0.06%	0.08%	0.16%	0.22%

Net investment income	0.05%	0.02%	0.02%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$21,554	$325,641	$315,869	$288,779	$306,763

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016	83

Financial Highlights (continued)	MuniFund

	Select
	Year Ended October 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0002	0.0002	0.0001	0.0000 [1]
Net realized gain	0.0001	0.0001	0.0002	0.0001	0.0000 [1]

Net increase from investment operations	0.0002	0.0003	0.0004	0.0002	0.0000

Distributions:[2]
From net investment income	(0.0001)	(0.0002)	(0.0002)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0001)	(0.0001)	(0.0002)	(0.0001)	(0.0000)[3]

Total distributions	(0.0002)	(0.0003)	(0.0004)	(0.0002)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	0.03%	0.04%	0.03%	0.00%

Ratios to Average Net Assets
Total expenses	1.22%	1.21%	1.21%	1.20%	1.19%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.24%	0.06%	0.08%	0.15%	0.23%

Net investment income	0.01%	0.02%	0.02%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$3,863	$22,769	$17,580	$16,299	$15,107

	Private Client
	Year Ended October 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0002	0.0002	0.0001	0.0000 [1]
Net realized gain	0.0001	0.0001	0.0002	0.0001	0.0000 [1]

Net increase from investment operations	0.0003	0.0003	0.0004	0.0002	0.0000

Distributions:[2]
From net investment income	(0.0002)	(0.0002)	(0.0002)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0001)	(0.0001)	(0.0002)	(0.0001)	(0.0000)[3]

Total distributions	(0.0003)	(0.0003)	(0.0004)	(0.0002)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.03%	0.03%	0.04%	0.03%	0.00%

Ratios to Average Net Assets
Total expenses	1.22%	1.21%	1.21%	1.20%	1.19%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.25%	0.06%	0.08%	0.15%	0.23%

Net investment income	0.02%	0.02%	0.02%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$350	$1,649	$1,817	$1,787	$1,998

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

84	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016

Financial Highlights (concluded)	MuniFund

	Premier
	Year Ended October 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0002	0.0002	0.0001	0.0000 [1]
Net realized gain	0.0001	0.0001	0.0002	0.0001	0.0000 [1]

Net increase from investment operations	0.0003	0.0003	0.0004	0.0002	0.0000

Distributions:[2]
From net investment income	(0.0002)	(0.0002)	(0.0002)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0001)	(0.0001)	(0.0002)	(0.0001)	(0.0000)[3]

Total distributions	(0.0003)	(0.0003)	(0.0004)	(0.0002)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.03%	0.03%	0.04%	0.03%	0.00%

Ratios to Average Net Assets
Total expenses	0.97%	0.95%	0.96%	0.95%	0.94%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.25%	0.06%	0.08%	0.15%	0.22%

Net investment income	0.02%	0.02%	0.02%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$— [5]	$1	$822	$1,040	$687

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Net assets are less than $1,000.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016	85

Financial Highlights	California Money Fund

	Institutional
	Year Ended October 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0019	0.0001	0.0001	0.0001	0.0002
Net realized gain (loss)	0.0000 [1]	(0.0000)[2]	0.0001	—	—

Net increase from investment operations	0.0019	0.0001	0.0002	0.0001	0.0002

Distributions:[3]
From net investment income	(0.0019)	(0.0001)	(0.0001)	(0.0001)	(0.0002)
From net realized gain	—	—	(0.0001)	—	—

Total distributions	(0.0019)	(0.0001)	(0.0002)	(0.0001)	(0.0002)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.19%	0.01%	0.02%	0.01%	0.02%

Ratios to Average Net Assets
Total expenses	0.47%	0.47%	0.46%	0.45%	0.43%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.12%	0.05%	0.08%	0.13%	0.18%

Net investment income	0.12%	0.01%	0.01%	0.01%	0.02%

Supplemental Data
Net assets, end of year (000)	$41,192	$227,884	$122,721	$136,074	$162,188

	Dollar
	Year Ended October 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0004	0.0001	0.0001	0.0001	0.0001
Net realized gain (loss)	0.0000 [1]	(0.0000)[2]	0.0001	—	—

Net increase from investment operations	0.0004	0.0001	0.0002	0.0001	0.0001

Distributions:[3]
From net investment income	(0.0004)	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	—	—	(0.0001)	—	—

Total distributions	(0.0004)	(0.0001)	(0.0002)	(0.0001)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.04%	0.01%	0.02%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.73%	0.72%	0.71%	0.69%	0.68%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.06%	0.05%	0.08%	0.14%	0.19%

Net investment income	0.00%	0.01%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of year (000)	$— [5]	$2,182	$1,101	$4,800	$15,876

[1]	Amount is less than $0.00005 per share.

[2]	Amount is greater than $(0.00005) per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Net assets are less than $1,000.

See Notes to Financial Statements.

86	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016

Financial Highlights (continued)	California Money Fund

	Administration
	Year Ended October 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0011	0.0001	0.0001	0.0001	0.0001
Net realized gain (loss)	0.0000 [1]	(0.0000)[2]	0.0001	—	—

Net increase from investment operations	0.0011	0.0001	0.0002	0.0001	0.0001

Distributions:[3]
From net investment income	(0.0011)	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	—	—	(0.0001)	—	—

Total distributions	(0.0011)	(0.0001)	(0.0002)	(0.0001)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.11%	0.01%	0.02%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.55%	0.57%	0.56%	0.55%	0.53%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.17%	0.05%	0.08%	0.13%	0.19%

Net investment income	0.05%	0.01%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of year (000)	$— [5]	$1,696	$1,253	$2,313	$1,191

	Select
	Year Ended October 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0001	0.0001	0.0001
Net realized gain (loss)	0.0000 [1]	(0.0000)[2]	0.0001	—	—

Net increase from investment operations	0.0000	0.0001	0.0002	0.0001	0.0001

Distributions:[3]
From net investment income	(0.0000)[2]	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	—	—	(0.0001)	—	—

Total distributions	(0.0000)	(0.0001)	(0.0002)	(0.0001)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	0.01%	0.02%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	1.39%	1.32%	1.32%	1.29%	1.28%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.36%	0.05%	0.08%	0.13%	0.19%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of year (000)	$7,906	$7,313	$10,228	$6,385	$7,600

[1]	Amount is less than $0.00005 per share.

[2]	Amount is greater than $(0.00005) per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Net assets are less than $1,000.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016	87

Financial Highlights (concluded)	California Money Fund

	Private Client
	Year Ended October 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0001
Net realized gain (loss)	0.0000 [1]	(0.0000)[2]	0.0001	—	—

Net increase from investment operations	0.0001	0.0001	0.0002	0.0001	0.0001

Distributions:[3]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	—	—	(0.0001)	—	—

Total distributions	(0.0001)	(0.0001)	(0.0002)	(0.0001)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.01%	0.02%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	1.39%	1.32%	1.32%	1.30%	1.28%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.31%	0.05%	0.08%	0.13%	0.19%

Net investment income	0.02%	0.01%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of year (000)	$4,077	$4,096	$4,280	$4,949	$4,601

	Premier
	Year Ended October 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0001
Net realized gain (loss)	0.0000 [1]	(0.0000)[2]	0.0001	—	—

Net increase from investment operations	0.0001	0.0001	0.0002	0.0001	0.0001

Distributions:[3]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	—	—	(0.0001)	—	—

Total distributions	(0.0001)	(0.0001)	(0.0002)	(0.0001)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.01%	0.02%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	1.06%	1.06%	1.05%	1.05%	1.03%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.32%	0.05%	0.08%	0.14%	0.19%

Net investment income	0.00%	0.01%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of year (000)	— [5]	— [5]	$17	$17	$1,786

[1]	Amount is less than $0.00005 per share.

[2]	Amount is greater than $(0.00005) per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Net assets are less than $1,000.

See Notes to Financial Statements.

88	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016

Financial Highlights	New York Money Fund

	Institutional
	Year Ended October 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0019	0.0001	0.0001	0.0001	0.0002
Net realized gain	0.0015	0.0000 [1]	0.0000 [1]	—	0.0000 [1]

Net increase from investment operations	0.0034	0.0001	0.0001	0.0001	0.0002

Distributions:[2]
From net investment income	(0.0019)	(0.0001)	(0.0001)	(0.0001)	(0.0002)
From net realized gain	(0.0003)	(0.0000)[3]	(0.0000)[3]	—	(0.0000)[3]
From return of capital	(0.0012)	—	—	—	—

Total distributions	(0.0034)	(0.0001)	(0.0001)	(0.0001)	(0.0002)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.34%	0.01%	0.01%	0.02%	0.03%

Ratios to Average Net Assets
Total expenses	0.58%	0.49%	0.48%	0.46%	0.45%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.14%	0.09%	0.09%	0.14%	0.18%

Net investment income	0.10%	0.01%	0.01%	0.01%	0.02%

Supplemental Data
Net assets, end of year (000)	$17,838	$92,999	$118,278	$94,547	$106,194

	Cash Management
	Year Ended October 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0001	0.0001	0.0001
Net realized gain	0.0015	0.0000 [1]	0.0000 [1]	—	0.0000 [1]

Net increase from investment operations	0.0015	0.0001	0.0001	0.0001	0.0001

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0015)	(0.0000)[3]	(0.0000)[3]	—	(0.0000)[3]

Total distributions	(0.0015)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.16%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	1.07%	0.99%	0.98%	0.96%	0.95%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.27%	0.09%	0.09%	0.14%	0.21%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of year (000)	$— [5]	$9,335	$20,752	$21,079	$5,324

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Net assets are less than $1,000.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016	89

Financial Highlights (continued)	New York Money Fund

	Administration
	Year Ended October 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0011	0.0001	0.0001	0.0001	0.0001
Net realized gain	0.0015	0.0000 [1]	0.0000 [1]	—	0.0000 [1]

Net increase from investment operations	0.0026	0.0001	0.0001	0.0001	0.0001

Distributions:[2]
From net investment income	(0.0011)	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0015)	(0.0000)[3]	(0.0000)[3]	—	(0.0000)[3]

Total distributions	(0.0026)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.26%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.68%	0.60%	0.58%	0.56%	0.55%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.15%	0.09%	0.09%	0.14%	0.19%

Net investment income	0.03%	0.01%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of year (000)	$— [5]	$7,396	$5,417	$7,233	$3,315

	Select
	Year Ended October 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0001	0.0001	0.0001
Net realized gain	0.0015	0.0000 [1]	0.0000 [1]	—	0.0000 [1]

Net increase from investment operations	0.0015	0.0001	0.0001	0.0001	0.0001

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0003)	(0.0000)[3]	(0.0000)[3]	—	(0.0000)[3]
From return of capital	(0.0012)	—	—	—	—

Total distributions	(0.0015)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.16%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	1.43%	1.34%	1.33%	1.31%	1.30%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.31%	0.09%	0.09%	0.15%	0.20%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of year (000)	$569	$3,911	$7,493	$9,473	$11,812

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Net assets are less than $1,000.

See Notes to Financial Statements.

90	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016

Financial Highlights (concluded)	New York Money Fund

	Private Client
	Year Ended October 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0001
Net realized gain	0.0015	0.0000 [1]	0.0000 [1]	—	0.0000 [1]

Net increase from investment operations	0.0016	0.0001	0.0001	0.0001	0.0001

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0003)	(0.0000)[3]	(0.0000)[3]	—	(0.0000)[3]
From return of capital	(0.0012)	—	—	—	—

Total distributions	(0.0016)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.17%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	1.43%	1.34%	1.34%	1.31%	1.30%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.31%	0.09%	0.08%	0.16%	0.20%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of year (000)	$410	$692	$1,827	$266	$506

	Premier
	Year Ended October 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0001
Net realized gain	0.0015	0.0000 [1]	0.0000 [1]	—	0.0000 [1]

Net increase from investment operations	0.0016	0.0001	0.0001	0.0001	0.0001

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0015)	(0.0000)[3]	(0.0000)[3]	—	(0.0000)[3]

Total distributions	(0.0016)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.16%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	1.18%	1.07%	1.08%	1.06%	1.05%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.31%	0.09%	0.09%	0.16%	0.20%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of year (000)	$— [5]	$— [5]	$391	$232	$438

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Net assets are less than $1,000.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016	91

Notes to Financial Statements

1. Organization:

BlackRock Liquidity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following are referred to collectively as the “Funds” or individually, a “Fund”:

Fund Name	Diversification Classification
Federal Trust Fund	Diversified
FedFund	Diversified
TempCash	Diversified
TempFund	Diversified
T-Fund	Diversified
Treasury Trust Fund	Diversified
MuniCash	Diversified
MuniFund	Diversified
California Money Fund	Non-Diversified[1]
New York Money Fund	Non-Diversified[1]

[1]	California Money Fund and New York Money Fund must satisfy the diversification requirement set forth in Rule 2a-7 under the 1940 Act and will thereby be deemed to be diversified under the 1940 Act.

Each Fund offers multiple classes of shares although certain share classes may not be outstanding at the report date. Each Fund offers the following classes of shares: Institutional Shares, Dollar Shares, Cash Management Shares, Cash Reserve Shares, Administration Shares, Select Shares, Private Client Shares, Premier Shares and Premier Choice Shares. TempFund, T-Fund, MuniFund, California Money Fund and New York Money Fund also offer Plus Shares. FedFund, TempCash, MuniCash, California Money Fund and New York Money Fund also offer Cash Plus Shares. For the year ended October 31, 2016, no Plus Shares, Cash Plus Shares or Premier Choice Shares were outstanding. Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund each operate as a “government money market fund” under Rule 2a-7 under the 1940 Act. Each Fund is not subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund’s weekly liquid assets.

On October 3, 2016, California Money Fund, MuniFund and New York Money Fund each began operating as a “retail money market fund” under Rule 2a-7 under the 1940 Act. Effective October 11, 2016, with respect to each of California Money Fund, MuniFund and New York Money Fund, the Board of Trustees of the Trust (the “Board”) is permitted to impose a liquidity fee of up to 2% on the value redeemed or temporarily restrict redemptions from the Fund for up to 10 business days in a 90 day period, in the event that the Fund’s weekly liquid assets fall below certain thresholds.

On October 11, 2016, TempCash, TempFund and MuniCash began pricing and transacting their shares at a net asset value (“NAV”) per share calculated to four decimal places, reflecting market-based values of their portfolio holdings (i.e., at a “floating” NAV). The NAV of TempFund is priced multiple times each day such Fund accepts purchase orders and redemption requests. With respect to each of TempCash, TempFund and MuniCash, the Board is permitted to impose a liquidity fee of up to 2% on the value redeemed or temporarily restrict redemptions from the Fund for up to 10 business days in a 90 day period, in the event that the Fund’s weekly liquid assets fall below certain thresholds.

Effective October 1, 2015, TempCash may invest only in securities that, under normal circumstances, will mature (without reference to interest rate adjustment dates), or are subject to an unconditional demand feature that is exercisable and payable, within 5 business days or less.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

Reorganizations:

The Board and shareholders of MuniCash, the Board and shareholders of FFI Institutional Tax-Exempt Fund, and the Board of Master Institutional Tax-Exempt Portfolio, approved the reorganization of FFI Institutional Tax-Exempt Fund into MuniCash. As a result, MuniCash acquired substantially all of the assets and assumed substantially all of the liabilities of FFI Institutional Tax-Exempt Fund in exchange for an equal aggregate value of MuniCash shares. The reorganization was preceded by an in-kind liquidation of Master Institutional Tax-Exempt Portfolio into FFI Institutional Tax-Exempt Fund.

Each Shareholder of FFI Institutional Tax-Exempt Fund received shares of MuniCash in an amount equal to the aggregate net asset value (“NAV”) of such shareholder’s FFI Institutional Tax-Exempt shares, as determined at the close of business on January 22, 2016.

The reorganization was accomplished by a tax-free exchange of shares of MuniCash in the following amounts and at the following conversion ratios:

92	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016

Notes to Financial Statements (continued)

FFI Institutional Tax-Exempt Fund’s Share Class	FFI Institutional Tax-Exempt Fund’s Shares Prior to Reorganization	Conversion Ratio	MuniCash’s Share Class	Shares of MuniCash
Institutional	973,844,721	1.00	Institutional	973,844,721

FFI Institutional Tax-Exempt Fund’s net assets and composition of net assets on January 22, 2016, the valuation date of the reorganization, were as follows:

Fund	Net Assets	Paid-in Capital	Accumulated Net Investment Income	Accumulated Net Realized Gain	Net Unrealized Appreciation
FFI Institutional Tax-Exempt Fund	$975,867,477	$975,867,477	—	—	—

For financial reporting purposes, assets received and shares issued by MuniCash were recorded at fair value; however, the cost basis of the investments received from Master Institutional Tax-Exempt Portfolio was carried forward to align ongoing reporting of MuniCash’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The aggregate net assets of MuniCash immediately after the acquisition amounted to $1,606,383,609. Master Institutional Tax-Exempt Portfolio’s fair value and cost of investments prior to the reorganization were as follows:

Fund	Fair Value of Investments	Cost of Investments
Master Institutional Tax-Exempt Portfolio	$972,843,985	$972,843,985

The purpose of the transaction was to combine three funds managed by the Manager with the same or substantially similar (but not identical) investment objectives, investment policies, strategies, risks and restrictions. The reorganization was a tax-free event and was effective on January 25, 2016.

Assuming the acquisition had been completed on November 1, 2015 the beginning of the fiscal reporting year of MuniCash, the pro forma results of operations for the year ended October 31, 2016, are as follows:

•	Net investment income: $3,107,636

•	Net realized and change in unrealized gain on investments: $48,846

•	Net increase in net assets resulting from operations: $3,156,482

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of FFI Institutional Tax-Exempt Fund and Master Institutional Tax-Exempt Portfolio that have been included in MuniCash’s Statement of Operations since January 22, 2016.

Reorganization costs incurred by MuniCash in connection with the reorganization were expensed by MuniCash. The Manager reimbursed MuniCash $131,802 which is shown as reorganization costs reimbursed by the Manager in the Statements of Operations.

BofA Global Capital Management, Inc. (BofA) reached an agreement to transfer its investment management responsibilities to the Manager and its affiliates. In connection with this transaction, the Manager reorganized (the “Reorganizations”) certain series of the BofA Funds Series Trust into certain funds managed by the Manager, as discussed below:

The Board and shareholders of Federal Trust Fund and the Board and shareholders of BofA Government Reserves approved the reorganization of BofA Government Reserves into Federal Trust Fund. As a result, Federal Trust Fund acquired substantially all of the assets and assumed substantially all of the liabilities of BofA Government Reserves in exchange for an equal aggregate value of Federal Trust Fund shares.

Each Shareholder of BofA Government Reserves received shares of Federal Trust Fund in an amount equal to the aggregate NAV of such shareholder’s BofA Government Reserves shares, as determined at the close of business on April 15, 2016.

The reorganization was accomplished by a tax-free exchange of shares of Federal Trust Fund in the following amounts and at the following conversion ratios:

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016	93

Notes to Financial Statements (continued)

BofA Government Reserves’ Share Class	BofA Government Reserves’ Shares Prior to Reorganization	Conversion Ratio	Federal Trust Fund’s Share Class	Shares of Federal Trust Fund
Capital	2,492,360,838	1.00	Institutional	2,492,360,838
Institutional Capital	33,058,382	1.00	Institutional	33,058,382
Institutional	76,010,004	1.00	Institutional	76,010,004
Trust	843,373,241	1.00	Institutional	843,373,241
Liquidity	22,113,378	1.00	Administration	22,113,378
Adviser	238,870,923	1.00	Dollar	238,870,923
Investor	1,241,087	1.00	Dollar	1,241,087
Investor II	697,139	1.00	Cash Reserve	697,139
Daily	49,348,361	1.00	Cash Management	49,348,361

BofA Government Reserves’ net assets and composition of net assets on April 15, 2016, the valuation date of the reorganization, were as follows:

Fund	Net Assets	Paid-in Capital	Accumulated Net Investment Income	Accumulated Net Realized Gain	Net Unrealized Appreciation
BofA Government Reserves	$3,757,081,536	$3,757,081,536	—	—	—

For financial reporting purposes, assets received and shares issued by Federal Trust Fund were recorded at fair value; however, the cost basis of the investments received from Federal Trust Fund was carried forward to align ongoing reporting of Federal Trust Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The aggregate net assets of Federal Trust Fund immediately after the acquisition amounted to $4,070,767,577. BofA Government Reserves’ fair value and cost of investments prior to the reorganization were as follows:

Fund	Fair Value of Investments	Cost of Investments
BofA Government Reserves	$3,062,006,646	$3,062,006,646

The purpose of the transaction was to combine two funds managed by the Manager with the same or substantially similar (but not identical) investment objectives, investment policies, strategies, risks and restrictions. The reorganization was a tax-free event and was effective on April 18, 2016.

Assuming the acquisition had been completed on November 1, 2015 the beginning of the fiscal reporting year of Federal Trust Fund, the pro forma results of operations for the year ended October 31, 2016, are as follows:

•	Net investment income: $4,979,626

•	Net realized and change in unrealized gain on investments: $170,735

•	Net increase in net assets resulting from operations: $5,150,361

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of BofA Government Reserves that have been included in Federal Trust Fund’s Statement of Operations since April 15, 2016.

The Board and shareholders of FedFund and the Board and shareholders of BofA Government Plus Reserves approved the reorganization of BofA Government Plus Reserves into FedFund. As a result, FedFund acquired substantially all of the assets and assumed substantially all of the liabilities of BofA Government Plus Reserves in exchange for an equal aggregate value of FedFund shares.

Each Shareholder of BofA Government Plus Reserves received shares of FedFund in an amount equal to the aggregate NAV of such shareholder’s BofA Government Plus Reserves shares, as determined at the close of business on April 15, 2016.

The reorganization was accomplished by a tax-free exchange of shares of FedFund in the following amounts and at the following conversion ratios:

94	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016

Notes to Financial Statements (continued)

BofA Government Plus Reserves’ Share Class	BofA Government Plus Reserves’ Shares Prior to Reorganization	Conversion Ratio	FedFund’s Share Class	Shares of FedFund
Capital	1,700,717,861	1.00	Institutional	1,700,717,861
Institutional Capital	815,152	1.00	Institutional	815,152
Institutional	5,100,324	1.00	Institutional	5,100,324
Trust	34,702,920	1.00	Institutional	34,702,920
Liquidity	11,327	1.00	Administration	11,327
Adviser	2,639,203	1.00	Dollar	2,639,203
Investor	21,312,408	1.00	Dollar	21,312,408
Investor II	5,773,677	1.00	Cash Reserve	5,773,677
Daily	218,482	1.00	Cash Management	218,482

BofA Government Plus Reserves’ net assets and composition of net assets on April 15, 2016, the valuation date of the reorganization, were as follows:

Fund	Net Assets	Paid-in Capital	Accumulated Net Investment Income	Accumulated Net Realized Gain	Net Unrealized Appreciation
BofA Government Plus Reserves	$1,771,307,438	$1,771,307,438	—	—	—

For financial reporting purposes, assets received and shares issued by FedFund were recorded at fair value: however, the cost basis of the investments received from BofA Government Plus Reserves was carried forward to align ongoing reporting of FedFund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The aggregate net assets of FedFund immediately after the acquisition amounted to $15,267,743,671. BofA Government Plus Reserves’ fair value and cost of investments prior to the reorganization were as follows:

Fund	Fair Value of Investments	Cost of Investments
BofA Government Plus Reserves	$1,408,220,303	$1,408,220,303

The purpose of the transaction was to combine two funds managed by the Manager with the same or substantially similar (but not identical) investment objectives, investment policies, strategies, risks and restrictions. The reorganization was a tax-free event and was effective on April 18, 2016.

Assuming the acquisition had been completed on November 1, 2015 the beginning of the fiscal reporting year of FedFund, the pro forma results of operations for the year ended October 31, 2016, are as follows:

•	Net investment income: $68,499,989

•	Net realized and change in unrealized gain on investments: $872,670

•	Net increase in net assets resulting from operations: $69,372,659

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of BofA Government Plus Reserves that have been included in FedFund’s Statement of Operations since April 15, 2016.

The Board and shareholders of TempFund and the Board and shareholders of BofA Cash Reserves and BofA Money Market Reserves approved the reorganization of BofA Cash Reserves and BofA Money Market Reserves into TempFund. As a result, TempFund acquired substantially all of the assets and assumed substantially all of the liabilities of BofA Cash Reserves and BofA Money Market Reserves in exchange for an equal aggregate value of TempFund shares.

Each Shareholder of BofA Cash Reserves and BofA Money Market Reserves received shares of TempFund in an amount equal to the aggregate NAV of such shareholder’s BofA Cash Reserves and BofA Money Market Reserves shares, as determined at the close of business on April 15, 2016.

The reorganization was accomplished by a tax-free exchange of shares of TempFund in the following amounts and at the following conversion ratios:

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016	95

Notes to Financial Statements (continued)

Fund	Fund’s Share Class	Shares Prior to Reorganization	Conversion Ratio	TempFund’s Share Class	Shares of TempFund
BofA Cash Reserves	Capital	5,233,416,674	1.00	Institutional	5,233,416,674
BofA Cash Reserves	Institutional Capital	50,866,374	1.00	Institutional	50,866,374
BofA Cash Reserves	Institutional	144,124,349	1.00	Institutional	144,124,349
BofA Cash Reserves	Trust	631,050,581	1.00	Institutional	631,050,581
BofA Cash Reserves	Liquidity	20,791,582	1.00	Administration	20,791,582
BofA Cash Reserves	Adviser	1,082,806,080	1.00	Dollar	1,082,806,080
BofA Cash Reserves	Investor	3,197,910	1.00	Dollar	3,197,910
BofA Cash Reserves	Marsico	10,003	1.00	Dollar	10,003
BofA Cash Reserves	Investor II	5,207,912	1.00	Cash Reserve	5,207,912
BofA Cash Reserves	Daily	459,097,449	1.00	Cash Management	459,097,449
BofA Money Market Reserves	Capital	14,413,178,009	1.00	Institutional	14,413,178,009
BofA Money Market Reserves	Institutional Capital	689,942,813	1.00	Institutional	689,942,813
BofA Money Market Reserves	Institutional	289,940,077	1.00	Institutional	289,940,077
BofA Money Market Reserves	Trust	250,460,764	1.00	Institutional	250,460,764
BofA Money Market Reserves	Liquidity	5,535,183	1.00	Administration	5,535,183
BofA Money Market Reserves	Adviser	310,015,551	1.00	Dollar	310,015,551

BofA Cash Reserves and BofA Money Market Reserves’ net assets and composition of net assets on April 15, 2016, the valuation date of the reorganization, were as follows:

Fund	Net Assets	Paid-in Capital	Accumulated Net Investment Income	Accumulated Net Realized Loss	Net Unrealized Appreciation
BofA Cash Reserves	$7,630,748,025	$7,630,936,384	—	$(188,359)	—
BofA Money Market Reserves	$15,959,115,200	$15,959,115,200	—	—	—

For financial reporting purposes, assets received and shares issued by TempFund were recorded at fair value; however, the cost basis of the investments received from BofA Cash Reserves and BofA Money Market Reserves were carried forward to align ongoing reporting of TempFund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The aggregate net assets of TempFund immediately after the acquisition amounted to $79,065,952,628. BofA Cash Reserves and BofA Money Market Reserves’ fair value and cost of investments prior to the reorganization were as follows:

Fund	Fair Value of Investments	Cost of Investments
BofA Cash Reserves	$6,599,290,161	$6,599,290,161
BofA Money Market Reserves	$14,081,447,742	$14,081,447,742

The purpose of these transactions was to combine three funds managed by the Manager with the same or substantially similar (but not identical) investment objectives, investment policies, strategies, risks and restrictions. The reorganization was a tax-free event and was effective on April 18, 2016.

Assuming the acquisition had been completed on November 1, 2015 the beginning of the fiscal reporting year of TempFund, the pro forma results of operations for the year ended October 31, 2016, are as follows:

•	Net investment income: $235,496,383

•	Net realized and change in unrealized gain on investments: $3,421,521

•	Net increase in net assets resulting from operations: $238,917,904

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of BofA Cash Reserves and BofA Money Market Reserves that have been included in TempFund’s Statement of Operations since April 15, 2016.

The Board and shareholders of T-Fund and the Board and shareholders of BofA Treasury Reserves approved the reorganization of BofA Treasury Reserves into T-Fund. As a result, T-Fund acquired substantially all of the assets and assumed substantially all of the liabilities of BofA Treasury Reserves in exchange for an equal aggregate value of T-Fund shares.

96	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016

Notes to Financial Statements (continued)

Each Shareholder of BofA Treasury Reserves received shares of T-Fund in an amount equal to the aggregate NAV of such shareholder’s BofA Treasury Reserves shares, as determined at the close of business on April 15, 2016.

The reorganization was accomplished by a tax-free exchange of shares of T-Fund in the following amounts and at the following conversion ratios:

BofA Treasury Reserves’ Share Class	BofA Treasury Reserves’ Shares Prior to Reorganization	Conversion Ratio	T-Fund’s Share Class	Shares of T-Fund
Capital	4,871,525,139	1.00	Institutional	4,871,525,139
Institutional Capital	355,867,754	1.00	Institutional	355,867,754
Institutional Class	214,682,063	1.00	Institutional	214,682,063
Trust	638,500,984	1.00	Institutional	638,500,984
Liquidity	26,084,388	1.00	Administration	26,084,388
Adviser	3,493,590,243	1.00	Dollar	3,493,590,243
Investor	6,889,229	1.00	Dollar	6,889,229
Investor II	66,628,684	1.00	Cash Reserve	66,628,684
Daily	168,559,475	1.00	Cash Management	168,559,475

BofA Treasury Reserves’ net assets and composition of net assets on April 15, 2016, the valuation date of the reorganization were as follows:

Fund	Net Assets	Paid-in Capital	Accumulated Net Investment Income	Accumulated Net Realized Gain	Net Unrealized Appreciation
BofA Treasury Reserves	$9,842,382,711	$9,842,382,711	—	—	—

For financial reporting purposes, assets received and shares issued by T-Fund were recorded at fair value; however, the cost basis of the investments received from BofA Treasury Reserves was carried forward to align ongoing reporting of T-Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The aggregate net assets of T-Fund immediately after the acquisition amounted to $31,400,843,204. BofA Treasury Reserves’ fair value and cost of investments prior to the reorganization were as follows:

Fund	Fair Value of Investments	Cost of Investments
BofA Treasury Reserves	$8,926,722,556	$8,926,722,556

The purpose of these transactions was to combine two funds managed by the Manager with the same or substantially similar (but not identical) investment objectives, investment policies, strategies, risks and restrictions. The reorganization was a tax-free event and was effective on April 18, 2016.

Assuming the acquisition had been completed on November 1, 2015 the beginning of the fiscal reporting year of T-Fund, the pro forma results of operations for the year ended October 31, 2016, are as follows:

•	Net investment income: $55,467,363

•	Net realized and change in unrealized gain on investments: $1,657,272

•	Net increase in net assets resulting from operations: $57,124,635

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of BofA Treasury Reserves that has been included in T-Fund’s Statement of Operations since April 15, 2016.

The Manager and BofA and/or their respective affiliates have agreed to pay all of the expenses incurred in connection with the Reorganizations. During the period ended April 30, 2016, the Manager incurred $1,843,027 in connection with the Reorganizations.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016	97

Notes to Financial Statements (continued)

assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared and reinvested daily. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Funds may incur charges on certain uninvested cash balances and overdrafts, subject to certain conditions.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies (TempCash, TempFund and MuniCash): The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of 3:00 p.m. (Eastern time). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of TempCash, TempFund and MuniCash assets and liabilities:

•

Investments are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

Investment Valuation Policies (Federal Trust Fund, FedFund, T-Fund, Treasury Trust Fund, California Money Fund, MuniFund and New York Money Fund): U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. Each Fund seeks to maintain its NAV per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

98	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016

Notes to Financial Statements (continued)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain eligible collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Pursuant to the custodial undertaking associated with a tri-party repurchase arrangement, an unaffiliated third party custodian maintains accounts to hold collateral for a Fund and its counterparties. Typically, a Fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or a Fund, respectively. Certain Funds, along with other registered investment companies advised by the Manager, may transfer uninvested cash into a single joint trading account which is then invested in one or more repurchase agreements. As of period end, FedFund, TempCash, TempFund and T-Fund invested in repurchase agreements through joint trading accounts.

In the event the counterparty defaults and the fair value of the collateral declines, a Fund could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (each, an “MRA”). The MRA permits a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, a Fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, a Fund would recognize a liability with respect to such excess collateral. The liability reflects a Fund’s obligation under bankruptcy law to return the excess to the counterparty.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Trust’s investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee, which is determined by calculating a percentage of each Fund’s average daily net assets, based on the following annual rates:

Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund
Calculation A	Calculation B
Management Fee is equal to calculation A plus calculation B
.175% of the first $1 Billion[1]	.175% of the first $1 Billion[2]
.150% of the next $1 Billion[1]	.150% of the next $1 Billion[2]
.125% of the next $1 Billion[1]	.125% of the next $1 Billion[2]
.100% of the next $1 Billion[1]	.100% of amounts in excess of $3 Billion[2]
.095% of the next $1 Billion[1]
.090% of the next $1 Billion[1]
.085% of the next $1 Billion[1]
.080% of amounts in excess of $7 Billion[1]

[1]	Based on the combined average net assets of Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund.

[2]	Based on the average net assets of the Fund whose fee is being calculated.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016	99

Notes to Financial Statements (continued)

TempCash, MuniCash and MuniFund
Management Fee	.350% of the first $1 Billion
.300% of the next $1 Billion
.250% of the next $1 Billion
.200% of the next $1 Billion
.195% of the next $1 Billion
.190% of the next $1 Billion
.185% of the next $1 Billion
.180% of amounts in excess of $7 Billion

TempFund
Management Fee	.350% of the first $1 Billion
.300% of the next $1 Billion
.250% of the next $1 Billion
.200% of the next $1 Billion
.195% of the next $1 Billion
.190% of the next $1 Billion
.180% of the next $1 Billion
.175% of the next $1 Billion
.170% of amounts in excess of $8 Billion

California Money Fund and New York Money Fund
Management Fee	.375% of the first $1 Billion
.350% of the next $1 Billion
.325% of the next $1 Billion
.300% of amounts in excess of $3 Billion

Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement, Distribution Plans and Shareholder Service Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Select Shares Distribution Plan, the Private Client Shares Distribution Plan and the Premier Shares Distribution Plan, the Trust may pay BRIL a fee for distribution and sales support services. In addition, the Trust may pay service organizations, including affiliates of the Manager, fees for providing certain services (“shareholder services”) to their customers who own shares of the Funds. Pursuant to its respective Shareholder Services Plan, each of the Dollar, Cash Management, Cash Reserve, Administration, Select, Private Client and Premier Share classes are currently paying fees to service organizations, which may include affiliates of the Manager. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Service Fee[1]	Distribution Fee[1]
Dollar	0.25%	—
Cash Management	0.50%	—
Cash Reserve	0.40%	—
Administration	0.10%	—
Select	0.50%	0.35%
Private Client	0.50%	0.35%
Premier	0.50%	0.10%

[1]	Due to certain contractual and voluntary waivers, the above stated rates may be reduced.

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fees compensate BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Dollar, Cash Management, Cash Reserve, Administration, Select, Private Client and Premier shareholders.

For the year ended October 31, 2016, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

Service and Distribution Fees
	Dollar	Cash Management	Cash Reserve	Administration	Select	Private Client	Premier	Total
Federal Trust Fund	$320,065	$96,155	$1,269	$15,289	—	—	—	$432,778
FedFund	$3,934,869	$494,399	$137,780	$473,588	$1,609,715	$29,155	$843	$6,680,349
TempCash	$167,133	—	—	—	—	—	—	$167,133
TempFund	$5,359,202	$3,250,865	$56,124	$2,479,424	$1,422,223	$68,719	$27,097	$12,663,654
T-Fund	$6,664,246	$4,710,494	$160,539	$20,423	$1,372,997	—	—	$12,928,699
Treasury Trust Fund	$923,671	$75,296	$37,170	$239,444	$467,614	—	—	$1,743,195
MuniCash	$4,694	—	—	—	—	—	—	$4,694
MuniFund	$71,120	$10,137	—	$297,987	$80,725	$10,081	$3	$470,053
California Money Fund	$96	—	—	$1,177	$89,680	$34,648	—	$125,601

100	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016

Notes to Financial Statements (continued)

Service and Distribution Fees
	Dollar	Cash Management	Cash Reserve	Administration	Select	Private Client	Premier	Total
New York Money Fund	—	$44,813	—	$3,392	$20,760	$5,810	—	$74,775

Expense Limitations, Waivers and Reimbursements: The Manager has contractually agreed to waive fees and/or reimburse operating expenses in order to keep combined management fees and miscellaneous/other expenses (excluding: (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred indirectly by a Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, a Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of a Fund’s business) from exceeding 0.18% of the average daily net assets of TempCash and TempFund, 0.17% of the average daily net assets of Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund and 0.20% of the average daily net assets of MuniCash, MuniFund, California Money Fund and New York Money Fund. Any fees waived by the Manager with respect to a particular fiscal year are not recoverable. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to March 1, 2018, unless approved by the Board of Trustees, including a majority of the independent Trustees, or by a vote of a majority of the outstanding voting securities of such fund. These amounts are reported in the Statements of Operations as fees waived by the Manager.

Prior to July 1, 2016, the cap was 0.20% for Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund.

In addition, BRIL has contractually agreed to waive service and/or distribution fees until March 1, 2018 so that the net annual fund operating expenses, excluding extraordinary expenses, of the Select Shares, Private Client Shares and Premier Shares do not exceed 1.00%, 0.68% and 0.68%, respectively. The agreement renews automatically for successive one-year periods and may be terminated by any party to the agreement upon written notice 75 days prior to the commencement of a successive one year period.

The Manager and BRIL voluntarily agreed to waive a portion of their respective management, service and distribution fees and/or reimburse operating expenses to enable the Funds’ share classes to maintain minimum levels of daily net investment income. These amounts are reported in the Statements of Operations as fees waived by the Manager and service and distribution fees waived — class specific. The Manager and BRIL may discontinue the voluntary waiver at any time.

Class specific expense waivers and/or reimbursements are as follows:

Service and Distribution Fees
Waived
	Dollar	Cash Management	Cash Reserve	Administration	Select	Private Client	Premier	Total
Federal Trust Fund	$61,967	$57,209	$624	—	—	—	—	$119,800
FedFund	$809,006	$294,268	$60,334	$41,020	$1,248,032	$22,733	$569	$2,475,962
TempCash	$32,744	—	—	—	—	—	—	$32,744
TempFund	$241,448	$806,668	$9,543	$1,083	$862,227	$40,487	$14,967	$1,976,423
T-Fund	$1,878,645	$3,258,083	$83,446	—	$1,162,142	—	—	$6,382,316
Treasury Trust Fund	$493,488	$56,627	$26,410	$57,046	$387,178	—	—	$1,020,749
MuniCash	$2,129	—	—	—	—	—	—	$2,129
MuniFund	$43,508	$7,485	—	$172,350	$69,126	$8,555	$2	$301,026
California Money Fund	$96	—	—	$745	$67,186	$27,600	—	$95,627
New York Money Fund	—	$34,441	—	$2,363	$17,798	$4,746	—	$59,348

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Officer and Trustees in the Statements of Operations.

Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended October 31, 2016, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales	Net Realized Gain (Loss)
TempCash	$28,526,130	$18,800,803	—
TempFund	$1,872,250,570	—	—
MuniCash	$2,033,152,883	$1,147,794,471	—
MuniFund	$716,060,140	$1,522,521,088	—
California Money Fund	$333,484,216	$449,513,939	—

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016	101

Notes to Financial Statements (continued)

	Purchases	Sales	Net Realized Gain (Loss)
New York Money Fund	$126,451,249	$163,558,594	—

6. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

The Funds file U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remain open for each of the four years ended October 31, 2016. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2016, inclusive of open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of October 31, 2016, the following permanent differences attributable to fees received on trade settlements and the reclassification of distributions were reclassified to the following accounts:

	Paid in-Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain
Federal Trust Fund	—	$46,062	$(46,062)
Fed Fund	—	$532,459	$(532,459)
Temp Cash	—	$(77,638)	$77,638
Treasury Trust Fund	—	$30,503	$(30,503)
TempFund	—	$(2,173,818)	$2,173,818
T-Fund	—	$666,603	$(666,603)

The tax character of distributions paid was as follows:

	Tax-Exempt Income[1]	Ordinary Income[2]	Long-Term Capital Gain	Return of Capital	Total
Federal Trust Fund
10/31/16	—	$3,514,666	$7,504	—	$3,522,170
10/31/15	—	$38,511	—	—	$38,511
FedFund
10/31/16	—	$67,752,978	$71,428	—	$67,824,406
10/31/15	—	$2,513,107	$9,056	—	$2,522,163
TempCash
10/31/16	—	$2,316,871	—	—	$2,316,871
10/31/15	—	$1,472,508	$6,154	—	$1,478,662
TempFund
10/31/16	—	$206,521,346	$20,869	—	$206,542,215
10/31/15	—	$49,448,318	$49,478	—	$49,497,796
T-Fund
10/31/16	—	$53,344,956	$17,238	—	$53,362,194
10/31/15	—	$3,457,630	$1,752	—	$3,459,382
Treasury Trust Fund
10/31/16	—	$23,434,769	$18,035	—	$23,452,804
10/31/15	—	$442,101	—	—	$442,101
MuniCash[2]
10/31/16	$3,052,385	$15,359	$7,140	$1,885,073	$4,959,957
10/31/15	$19,816	115	$3,159	—	$23,090
MuniFund[2]
10/31/16	$1,054,340	$5,579	$130,188	—	$1,190,107
10/31/15	$328,241	$12,184	$106,175	—	$446,600
California Money Fund
10/31/16	$199,008	—	—	—	$199,008
10/31/15	$17,775	—	—	—	$17,775
New York Money Fund[2]
10/31/16	$77,092	$5,312	$8,463	$31,390	$122,257
10/31/15	$13,100	—	$937	—	$14,037

(1)	The Trusts designate these amounts paid during the fiscal year ended October 31, 2016, as exempt-interest dividend.

(2)

Ordinary income consists primarily of net short-term capital gains. Additionally, all ordinary income distributions are comprised of interest related dividends and qualified short-term capital dividends for non-US residents and are eligible for exemption from US withholding tax for nonresident aliens and foreign corporations.

102	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016

Notes to Financial Statements (continued)

As of October 31, 2016, the tax components of accumulated net earnings/losses were as follows:

	Undistributed tax-exempt income	Undistributed ordinary income	Undistributed long-term capital gains	Capital Loss Carryforward	Net Unrealized Gains and Losses[1]	Total
Federal Trust Fund	—	$151,990	—	—	—	$151,990
FedFund	—	$872,410	$47,293	—	—	$919,703
TempCash	—	$821	—	—	$(149)	$672
TempFund	—	—	—	—	$1,007,394	$1,007,394
T-Fund	—	$1,483,670	$227,509	—	$(5,146)	$1,706,033
Treasury Trust Fund	—	$1,358,374	$55,468	—	$(6,367)	$1,407,475
MuniCash	—	—	—	—	$17,476	$17,476
MuniFund	$2,294	$10,551	$25,873	—	—	$38,718
California Money Fund	—	$33,018	$29,960	—	—	$62,978
New York Money Fund	—	—	—	—	—	—

(1)	The difference between book-basis and tax-basis net unrealized losses was attributable primarily to the tax deferral of losses on wash sales.

During the year ended October 31, 2016, TempFund and California Money Fund utilized $188,359 and $76, respectively of their respective capital loss carryforward.

7. Principal Risks:

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

Inventories of municipal bonds held by brokers and dealers may decrease, which would lessen their ability to make a market in these securities. Such a reduction in market making capacity could potentially decrease a Fund’s ability to buy or sell bonds. As a result, a Fund may sell a security at a lower price, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative impact on performance. If a Fund needed to sell large blocks of bonds, those sales could further reduce the bonds’ prices and impact performance.

In the normal course of business, certain Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers of securities owned by the Funds. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Certain obligations held by the Funds have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. The Funds monitor their exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.

Concentration Risk: MuniCash, MuniFund, California Money Fund and New York Money Fund invest a substantial amount of their assets in issuers located in a single state or limited number of states. This may subject each Fund to the risk that economic, political or social issues impacting a particular state or group of states could have an adverse and disproportionate impact on the income from, or the value or liquidity of, each Fund’s respective portfolios. Investment percentages in specific states or U.S. territories are presented in the Schedules of investments.

Counterparty Credit Risk: Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016	103

Notes to Financial Statements (continued)

8. Capital Share Transactions:

The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares) and to classify or reclassify any unissued shares into one or more additional classes of shares.

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share for Federal Trust Fund, FedFund, T-Fund, Treasury Trust Fund, MuniFund, California Money Fund, and New York Money Fund.

Transactions in capital shares for each class were as follows:

	Year Ended October 31,
Federal Trust Fund	2016	2015
Institutional
Shares issued in the reorganization[1]	3,444,802,465	—
Shares sold	9,433,086,256	630,624,120
Shares issued in reinvestment of distributions	1,051,520	10,747
Shares redeemed	(10,068,549,410)	(535,201,368)

Net increase	2,810,390,831	95,433,499

Dollar
Shares issued in the reorganization[1]	240,112,010	—
Shares sold	1,033,307,909	19,216,012
Shares issued in reinvestment of distributions	2	161
Shares redeemed	(1,032,577,175)	(20,793,726)

Net increase (decrease)	240,842,746	(1,577,553)

Cash Management
Shares issued in the reorganization[1]	49,348,361	—
Shares sold	27,877,851	—
Shares redeemed	(45,667,560)	—

Net increase	31,558,652	—

Cash Reserve
Shares issued in the reorganization[1]	697,139	—
Shares sold	243,907	—
Shares redeemed	(442,014)	—

Net increase	499,032	—

Administration
Shares issued in the reorganization[1]	22,113,378	—
Shares sold	62,653,569	711,977
Shares issued in reinvestment of distributions	16,313	56
Shares redeemed	(42,580,325)	(2,895,238)

Net increase (decrease)	42,202,935	(2,183,205)

Total Net Increase	3,125,494,196	91,672,741

104	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016

Notes to Financial Statements (continued)

	Year Ended October 31,
FedFund	2016	2015
Institutional
Shares issued in the reorganization[1]	1,741,336,257	—
Shares sold	309,108,001,853	110,435,925,746
Shares issued in reinvestment of distributions	28,160,144	1,298,481
Shares redeemed	(238,237,591,408)	(109,765,607,731)

Net increase	72,639,906,846	671,616,496

Dollar
Shares issued in the reorganization[1]	23,951,611	—
Shares sold	36,103,556,345	23,290,463,815
Shares issued in reinvestment of distributions	6,060	722
Shares redeemed	(35,015,631,238)	(23,121,239,439)

Net increase	1,111,882,778	169,225,098

Cash Management
Shares issued in the reorganization[1]	218,482	—
Shares sold	639,408,625	266,460,812
Shares issued in reinvestment of distributions	26,232	2,079
Shares redeemed	(613,569,384)	(205,529,921)

Net increase	26,083,955	60,932,970

Cash Reserve
Shares issued in the reorganization[1]	5,773,677	—
Shares sold	264,870,895	14,307,759
Shares issued in reinvestment of distributions	5	—
Shares redeemed	(55,516,214)	(13,427,065)

Net increase	215,128,363	880,694

Administration
Shares issued in the reorganization[1]	11,327	—
Shares sold	2,070,299,999	947,882,600
Shares issued in reinvestment of distributions	40,947	1,220
Shares redeemed	(723,017,079)	(834,721,281)

Net increase	1,347,335,194	113,162,539

Select
Shares sold	325,378,104	812,577,593
Shares issued in reinvestment of distributions	78,944	31,853
Shares redeemed	(289,327,824)	(699,898,420)

Net increase	36,129,224	112,711,026

Private Client
Shares sold	1,049,042	2,475,791
Shares issued in reinvestment of distributions	1,137	927
Shares redeemed	(2,881,559)	(5,084,943)

Net decrease	(1,831,380)	(2,608,225)

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016	105

Notes to Financial Statements (continued)

	Year Ended October 31,
FedFund	2016	2015
Premier
Shares sold	87,842	5,961,757
Shares issued in reinvestment of distributions	42	341
Shares redeemed	(218,712)	(7,770,000)

Net decrease	(130,828)	(1,807,902)

Total Net Increase	75,374,504,152	1,124,112,696

T-Fund
Institutional
Shares issued in the reorganization[1]	6,080,575,940	—
Shares sold	240,296,278,288	138,670,835,623
Shares issued in reinvestment of distributions	24,218,841	1,528,158
Shares redeemed	(212,236,443,972)	(137,574,723,392)

Net increase	34,164,629,097	1,097,640,389

Dollar
Shares issued in the reorganization[1]	3,500,479,472	—
Shares sold	8,578,433,384	1,597,066,605
Shares issued in reinvestment of distributions	13,060	12,719
Shares redeemed	(9,259,871,164)	(1,364,414,737)

Net increase	2,819,054,752	232,664,587

Cash Management
Shares issued in the reorganization[1]	168,559,475	—
Shares sold	3,779,653,664	1,449,399,208
Shares issued in reinvestment of distributions	82,485	29,460
Shares redeemed	(3,586,002,891)	(1,307,740,908)

Net increase	362,292,733	141,687,760

Cash Reserve
Shares issued in the reorganization[1]	66,628,684	—
Shares sold	218,626,783	120,000,009
Shares issued in reinvestment of distributions	200	55
Shares redeemed	(216,473,453)	(120,000,064)

Net increase	68,782,214	—

Administration
Shares issued in the reorganization[1]	26,084,388	—
Shares sold	82,059,559	43,905,373
Shares issued in reinvestment of distributions	16,634	—
Shares redeemed	(32,873,463)	(43,900,636)

Net increase	75,287,118	4,737

Select
Shares sold	329,335,389	519,522,492
Shares issued in reinvestment of distributions	21,784	36,150
Shares redeemed	(466,238,695)	(495,226,490)

Net increase (decrease)	(136,881,522)	24,332,152

106	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016

Notes to Financial Statements (continued)

	Year Ended October 31,
T-Fund	2016	2015
Premier
Shares sold	—	2,380
Shares redeemed	—	(3,240)

Net decrease	—	(860)

Total Net Increase	37,353,164,392	1,496,328,765

Treasury Trust Fund
Institutional
Shares sold	51,666,627,831	32,460,345,224
Shares issued in reinvestment distributions	6,954,163	110,609
Shares redeemed	(44,279,832,109)	(29,310,799,353)

Net increase	7,393,749,885	3,149,656,480

Dollar
Shares sold	2,074,421,866	1,836,923,588
Shares issued in reinvestment of distributions	7,761	1,804
Shares redeemed	(2,083,301,791)	(1,847,469,796)

Net decrease	(8,872,164)	(10,544,404)

Cash Management
Shares sold	13,990,024	5,719,242
Shares redeemed	(5,958,126)	(11,968,378)

Net increase (decrease)	8,031,898	(6,249,136)

Cash Reserve
Shares sold	288,877,965	—
Shares issued in reinvestment of distributions	1,110	—
Shares redeemed	(285,244,099)	—

Net increase	3,634,976	—

Administration
Shares sold	5,784,997,854	4,435,458,750
Shares issued in reinvestment of distributions	20,567	315
Shares redeemed	(5,882,839,025)	(4,197,039,104)

Net increase (decrease)	(97,820,604)	238,419,961

Select
Shares sold	270,670,451	23,152,489
Shares issued in reinvestment of distributions	8,184	63
Shares redeemed	(198,831,280)	(15,094,963)

Net increase	71,847,355	8,057,589

Total Net Increase	7,370,571,346	3,379,340,490

MuniFund
Institutional
Shares sold	3,928,544,654	5,596,948,757
Shares issued in reinvestment of distributions	225,673	107,160
Shares redeemed	(5,156,315,326)	(5,447,572,677)

Net increase (decrease)	(1,227,544,999)	149,483,240

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016	107

Notes to Financial Statements (continued)

	Year Ended October 31,
MuniFund	2016	2015
Dollar
Shares sold	91,814,629	124,868,049
Shares issued in reinvestment of distributions	—	—
Shares redeemed	(127,644,664)	(132,732,120)

Net decrease	(35,830,035)	(7,864,071)

Cash Management
Shares sold	3,937,532	7,399,046
Shares issued in reinvestment of distributions	253	1,720
Shares redeemed	(6,135,618)	(13,831,054)

Net decrease	(2,197,833)	(6,430,288)

Administration
Shares sold	388,584,053	466,345,982
Shares issued in reinvestment of distributions	35,622	9,593
Shares redeemed	(692,675,561)	(456,583,830)

Net increase (decrease)	(304,055,886)	9,771,745

Select
Shares sold	63,937,512	78,486,529
Shares issued in reinvestment of distributions	1,764	4,394
Shares redeemed	(82,845,943)	(73,303,548)

Net increase (decrease)	(18,906,667)	5,187,375

Private Client
Shares sold	1,437	15
Shares issued in reinvestment of distributions	321	462
Shares redeemed	(1,300,458)	(168,757)

Net decrease	(1,298,700)	(168,280)

Premier
Shares sold	3	20,730
Shares issued in reinvestment of distributions	—	126
Shares redeemed	(1,046)	(841,804)

Net decrease	(1,043)	(820,948)

Total Net Increase (Decrease)	(1,589,835,163)	149,158,773

California Money Fund
Institutional
Shares sold	544,935,840	616,376,040
Shares issued in reinvestment of distributions	9,712	511
Shares redeemed	(731,686,840)	(511,213,430)

Net increase (decrease)	(186,741,288)	105,163,121

Dollar
Shares sold	390,835	25,624,897
Shares issued in reinvestment of distributions	2	235
Shares redeemed	(2,572,422)	(24,544,169)

Net increase (decrease)	(2,181,585)	1,080,963

108	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016

Notes to Financial Statements (continued)

	Year Ended October 31,
California Money Fund	2016	2015
Administration
Shares sold	1,973,022	4,228,756
Shares redeemed	(3,668,518)	(3,786,314)

Net increase (decrease)	(1,695,496)	442,442

Select
Shares sold	45,783,433	10,988,997
Shares issued in reinvestment of distributions	239	847
Shares redeemed	(45,200,415)	(13,904,625)

Net increase (decrease)	583,257	(2,914,781)

Private Client
Shares sold	2	2
Shares issued in reinvestment of distributions	549	416
Shares redeemed	(24,280)	(184,904)

Net decrease	(23,729)	(184,486)

Premier
Shares sold	—	11
Shares redeemed	(9)	(16,873)

Net decrease	(9)	(16,862)

Total Net Increase (Decrease)	(190,058,850)	103,570,397

New York Money Fund
Institutional
Shares sold	294,695,511	263,441,617
Shares issued in reinvestment of distributions	28,114	942
Shares redeemed	(369,858,621)	(288,727,150)

Net decrease	(75,134,996)	(25,284,591)

Cash Management
Shares sold	51,505,025	70,064,604
Shares redeemed	(60,835,353)	(81,478,410)

Net decrease	(9,330,328)	(11,413,806)

Administration
Shares sold	8,577,895	15,264,489
Shares redeemed	(15,969,617)	(13,287,803)

Net increase (decrease)	(7,391,722)	1,976,686

Select
Shares sold	2,129,893	9,552,220
Shares issued in reinvestment of distributions	2,420	460
Shares redeemed	(5,473,470)	(13,133,842)

Net decrease	(3,341,157)	(3,581,162)

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016	109

Notes to Financial Statements (continued)

	Year Ended October 31,
New York Money Fund	2016	2015
Private Client
Shares sold	69,608	569,371
Shares issued in reinvestment of distributions	1,211	128
Shares redeemed	(353,565)	(1,703,588)

Net decrease	(282,746)	(1,134,089)

Premier
Shares sold	—	132,035
Shares issued in reinvestment of distributions	1	20
Shares redeemed	—	(523,406)

Net increase (decrease)	1	(391,351)

Total Net Decrease	(95,480,948)	(39,828,313)

Effective October 11, 2016, the number of shares sold, reinvested and redeemed for TempCash, TempFund and MuniCash were transacted at each class’ floating NAV per share calculated to four decimal places.

Transactions in capital shares for each class of TempCash, TempFund and MuniCash were as follows:

	Year Ended October 31, 2016		Year Ended October 31, 2015
	Shares	Amount	Shares	Amount[2]
TempCash
Institutional
Shares sold	6,911,703,331	6,911,703,331	14,239,499,716	14,239,499,716
Shares issued in reinvestment of distributions	1,178,947	1,178,947	624,725	624,725
Shares redeemed	(7,983,245,903)	(7,983,245,903)	(14,586,702,332)	(14,586,702,332)

Net Decrease	(1,070,363,625)	(1,070,363,625)	(346,577,891)	(346,577,891)

Dollar
Shares sold	20,997,367	20,997,367	54,335,095	54,335,095
Shares issued in reinvestment of distributions	35,212	35,212	38,752	38,752
Shares redeemed	(78,692,787)	(78,692,787)	(183,763,878)	(183,763,878)

Net decrease	(57,660,208)	(57,660,208)	(129,390,031)	(129,390,031)

Total Net Decrease	(1,128,023,833)	(1,128,023,833)	(475,967,922)	(475,967,922)

TempFund
Institutional
Shares issued in the reorganization[1]	21,702,979,641	21,703,313,407	—	—
Shares sold	667,085,782,288	667,085,908,200	784,161,774,141	784,161,774,141
Shares issued in reinvestment of distributions	87,483,059	87,483,059	18,319,111	18,319,111
Shares redeemed	(742,907,248,975)	(742,907,533,285)	(768,290,316,558)	(768,290,316,558)

Net increase (decrease)	(54,031,003,987)	(54,030,828,619)	15,889,776,694	15,889,776,694

Dollar
Shares issued in the reorganization[1]	1,396,029,544	1,396,082,675	—	—
Shares sold	6,784,854,129	6,784,821,978	22,453,461,543	22,453,461,543
Shares issued in reinvestment of distributions	105,183	105,183	192,788	192,788
Shares redeemed	(9,600,531,327)	(9,600,532,354)	(23,615,916,034)	(23,615,916,034)

Net decrease	(1,419,542,471)	(1,419,522,518)	(1,162,261,703)	(1,162,261,703)

110	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016

Notes to Financial Statements (continued)

	Year Ended October 31, 2016		Year Ended October 31, 2015
	Shares	Amount	Shares	Amount[2]
TempFund (continued)
Cash Management
Shares issued in the reorganization[1]	459,097,449	459,119,558	—	—
Shares sold	976,774,761	976,765,235	649,303,269	649,303,269
Shares issued in reinvestment of distributions	175,703	175,703	68,670	68,670
Shares redeemed	(1,008,045,540)	(1,008,046,567)	(524,173,511)	(524,173,511)

Net increase	428,002,373	428,013,929	125,198,428	125,198,428

Cash Reserve
Shares issued in the reorganization[1]	5,207,912	5,208,163	—	—
Shares sold	377,803,247	377,802,849	397,880,899	397,880,899
Shares issued in reinvestment of distributions	1,473	1,473	2,065	2,065
Shares redeemed	(394,075,483)	(394,075,649)	(401,166,257)	(401,166,257)

Net decrease	(11,062,851)	(11,063,164)	(3,283,293)	(3,283,293)

Administration
Shares issued in the reorganization[1]	26,326,765	26,327,781	—	—
Shares sold	17,805,982,215	17,805,981,716	15,046,641,343	15,046,641,343
Shares issued in reinvestment of distributions	875,143	875,143	74,484	74,484
Shares redeemed	(20,661,270,010)	(20,661,270,017)	(14,745,883,760)	(14,745,883,760)

Net increase (decrease)	(2,828,085,887)	(2,828,085,377)	300,832,067	300,832,067

Select
Shares sold	253,973,426	253,973,135	741,554,064	741,554,064
Shares issued in reinvestment of distributions	9,220	9,220	89,127	89,127
Shares redeemed	(548,379,380)	(548,379,380)	(870,801,540)	(870,801,540)

Net decrease	(294,396,734)	(294,397,025)	(129,158,349)	(129,158,349)

Private Client
Shares sold	8,866,084	8,866,085	9,506,410	9,506,410
Shares issued in reinvestment of distributions	664	664	3,114	3,114
Shares redeemed	(17,072,728)	(17,072,732)	(14,391,527)	(14,391,527)

Net decrease	(8,205,980)	(8,205,983)	(4,882,003)	(4,882,003)

Premier
Shares sold	16,449,311	16,449,312	17,261,192	17,261,192
Shares issued in reinvestment of distributions	332	332	1,828	1,828
Shares redeemed	(29,454,020)	(29,454,020)	(15,384,899)	(15,384,899)

Net increase (decrease)	(13,004,377)	(13,004,376)	1,878,121	1,878,121

Total Net Increase (Decrease)	(58,177,299,914)	(58,177,093,133)	15,018,099,962	15,018,099,962

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016	111

Notes to Financial Statements (continued)

	Year Ended October 31, 2016		Year Ended October 31, 2015
	Shares	Amount	Shares	Amount[2]
MuniCash
Institutional
Shares issued in the reorganization[1]	973,844,721	975,867,477	—	—
Shares sold	14,693,254,630	14,693,344,893	276,664,275	276,664,275
Shares issued in reinvestment of distributions	1,235,510	1,235,510	2,792	2,792
Shares redeemed	(13,674,004,329)	(13,674,076,417)	(276,231,202)	(276,231,202)

Net increase	1,994,330,532	1,996,371,463	435,865	435,865

Dollar
Shares sold	2,320,856	2,320,857	2,763,822	2,763,822
Shares issued in reinvestment of distributions	2,695	2,695	333	333
Shares redeemed	(2,565,056)	(2,565,058)	(4,232,273)	(4,232,273)

Net decrease	(241,505)	(241,506)	(1,468,118)	(1,468,118)

Total Net Increase (Decrease)	1,994,089,027	1,996,129,957	(1,032,253)	(1,032,253)

[1]	See Note 1 regarding the reorganization.

[2]	Amounts were included for consistency of current year presentation.

112	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016

Notes to Financial Statements (concluded)

9. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:

On November 17, 2016, the Board approved a change in the investment policy of TempCash, effective as of the opening of business on February 28, 2017, as follows:

	Current Policy	Approved Policy
Investment Maturity	Purchase securities that under normal circumstances will
mature (without reference to interest rate adjustment
dates), or are subject to an unconditional demand feature
that is exercisable and payable, within 5 business days
	or less	Purchase securities maturing in 397 days or less (with certain exceptions) and to maintain a portfolio dollar- weighted average maturity of 60 days or less
Dollar-weighted average maturity	5 days or less	60 days or less
Dollar-weighted average life	5 days or less	120 days or less

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016	113

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of BlackRock Liquidity Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Federal Trust Fund, FedFund, TempCash, TempFund, T-Fund, Treasury Trust Fund, MuniCash, MuniFund, California Money Fund, and New York Money Fund, constituting BlackRock Liquidity Funds (collectively the “Funds”), as of October 31, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2016, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of October 31, 2016, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Philadelphia, Pennsylvania

December 22, 2016

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid by Federal Trust Fund, FedFund, TempCash, TempFund, T-Fund, Treasury Trust Fund, MuniCash, MuniFund, and New York Money Fund the fiscal year ended October 31, 2016:

Interest Related Dividends and Qualified Short-Term Capital Gains for Non-U.S. Residents[1]
Month Paid:
November 2015 - October 2016
Federal Trust Fund	100.00%
FedFund	100.00%
TempCash	92.11%
TempFund	90.55%
T-Fund	100.00%
Treasury Trust Fund	100.00%
MuniCash	100.00%
MuniFund	100.00%
New York Money Fund	100.00%

Federal Obligation Interest[2]
Federal Trust Fund	100.00%
FedFund	54.03%
TempFund	0.30%
T-Fund	49.91%
Treasury Trust Fund	100.00%

[1]	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for non-resident aliens and foreign corporations.

[2]

The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

114	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of BlackRock Liquidity Funds (the “Trust”) met in person on April 21, 2016 (the “April Meeting”) and May 18-20, 2016 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Agreement”) between the Trust, on behalf of each series of the Trust (each, a “Fund” and together, the “Funds”), and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Trust’s investment advisor.

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of fifteen individuals, thirteen of whom were not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, the Board assessed, among other things, the nature, extent and quality of the services provided to the Funds by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management; administrative and shareholder services; the oversight of fund service providers; marketing; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Funds and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreement.” Among the matters the Board considered, with respect to teach Fund, were: (a) investment performance for one-year, three-year, five-year, ten-year, and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) the Trust’s compliance with its compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Trust’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Funds; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) on the fees and expenses of each Fund as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds as determined by Broadridge1; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, sub-advised mutual funds, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by each Fund to BlackRock; and (g) sales and redemption data regarding each Fund’s shares.

[1]	Funds are ranked by Broadridge in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016	115

Disclosure of Investment Advisory Agreement (continued)

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Trust with respect to each Fund for a one-year term ending June 30, 2017. In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance metrics as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Funds; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates, securities lending and cash management, services related to the valuation and pricing of the portfolio holdings of each Fund, and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) preparing periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing other administrative functions necessary for the operation of the Funds, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Funds and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Fund. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of each Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Broadridge data that was prepared by BlackRock. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to other funds in its applicable Broadridge category. The Board was provided with a description of the methodology used by Broadridge to select peer funds and periodically meets with Broadridge representatives to review its methodology. The Board was provided with information on the composition of the Broadridge performance universes and expense universes. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Fund management to discuss, the performance of each Fund throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect long-term performance disproportionately.

116	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016

Disclosure of Investment Advisory Agreement (continued)

The Board reviewed each Fund’s performance within the context of the low yield environment that has existed over the past several years.

The Board noted that for each of the one-, three- and five-year periods reported, California Money Fund, MuniFund, TempCash, TempFund and T-Fund each ranked in the first quartile against its Broadridge Performance Universe.

The Board noted that for the one-, three- and five-year periods reported, MuniCash ranked in the first, second and first quartiles, respectively, against its Broadridge Performance Universe.

The Board noted that for the one-, three- and five-year periods reported, Treasury Trust Fund ranked in the first, third, and third quartiles, respectively, against its Broadridge Performance Universe. However, the Board noted that the Fund performed within the one basis point threshold of its Broadridge Performance Universe peer median for the three- and five-year periods.

The Board noted that for the one-, three- and five-year periods reported, New York Money Fund ranked in the second, first and first quartiles, respectively, against its Broadridge Performance Universe.

The Board noted that for the one-, three- and five-year periods reported, FedFund ranked in the second, first and second quartiles, respectively, against its Broadridge Performance Universe.

The Board noted that for each of the one-, three- and five-year periods reported, Federal Trust Fund ranked in the second quartile against its Broadridge Performance Universe.

The quartile standing of each Fund in its Broadridge peer group takes into account the Fund’s current yield only. The Board believes that the performance of a money market fund can only be understood holistically, accounting for current yield and risk. While the Board reviews each Fund’s current yield performance, it also examines the liquidity, duration, and credit quality of each Fund’s portfolio. In the Board’s view, BlackRock’s money market funds have performed well over the one-, three- and five-year periods given BlackRock’s emphasis on preserving capital and seeking as high a level of current income as is consistent with liquidity while simultaneously managing risk.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Funds: The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with the other funds in its Broadridge category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of other funds in its Broadridge category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Funds. The Board reviewed BlackRock’s profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2015 compared to available aggregate profitability data provided for the prior two years. The Board reviewed BlackRock’s profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to the Funds by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Funds and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Funds, to each respective Fund. The Board may receive and review information from independent third parties as part of its annual evaluation. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016	117

Disclosure of Investment Advisory Agreement (continued)

services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Funds in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund and institutional account product channels, as applicable.

The Board noted that Treasury Trust Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile, relative to the Fund’s Expense Peers.

The Board noted that the contractual management fee rate of each of FedFund and T-Fund ranked in the second quartile, and that the actual management fee rate and total expense ratio of each of these Funds each ranked in the fourth quartile, relative to the Fund’s Expense Peers.

The Board noted that TempFund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio each ranked in the third quartile, relative to the Fund’s Expense Peers.
The Board noted that MuniFund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Fund’s Expense Peers.

The Board noted that MuniCash’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile, relative to the Fund’s Expense Peers.

The Board noted that California Money Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio ranked in the third and first quartiles, respectively, relative to the Fund’s Expense Peers.

The Board noted that New York Money Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio ranked in the third and second quartiles, respectively, relative to the Fund’s Expense Peers.

The Board noted that TempCash’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio ranked in the fourth and third quartiles, respectively, relative to the Fund’s Expense Peers.

The Board noted that Federal Trust Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the fourth quartile, relative to the Fund’s Expense Peers.

The Board reviewed each Fund’s expenses within the context of the low yield environment and consequent expense waivers and reimbursements. The Board also noted that each of California Money Fund, MuniCash, MuniFund, New York Money Fund, TempCash and TempFund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board further noted that each of FedFund, Federal Trust Fund, T-Fund and Treasury Trust Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the combined aggregate asset level of the four Funds increases above certain contractually specified levels. The Board further noted that BlackRock has contractually agreed to a cap on each Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. The Board additionally noted that, to enable each Fund to maintain minimum levels of daily net investment income, BlackRock and the Funds’ distributor have voluntarily agreed to waive a portion of each Fund’s fees and/or reimburse each Fund’s operating expenses as necessary. The voluntary waivers and/or reimbursements may be discontinued at any time without notice.

D. Economies of Scale:

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Funds increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which each Fund benefits from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Fund to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate. In their consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

118	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016

Disclosure of Investment Advisory Agreement (concluded)

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

he Board, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Trust with respect to each Fund for a one-year term ending June 30, 2017. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Funds reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016	119

Officers and Trustees

Name, Address[1], and Year of Birth	Position(s) Held with the Trust	Length of Time Served[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Independent Trustees[2]
Rodney D. Johnson 1941	Chair of the Board and Trustee	Since 2007	President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011; Director, The Mainstay (non-profit) since 2016.	26 RICs consisting of 143 Portfolios	None
David O. Beim 1940	Trustee	Since 2007	Professor of Professional Practice at the Columbia University Graduate School of Business from 1991 to 2014; Trustee, Phillips Exeter Academy from 2002 to 2012; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.	26 RICs consisting of 143 Portfolios	None
Susan J. Carter 1956	Trustee	Since 2016	Director, Pacific Pension Institute since 2014; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business since 1997; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest since 2015; Advisory Board Member, Bridges Ventures since 2016.	26 RICs consisting of 143 Portfolios	None
Collette Chilton 1958	Trustee	Since 2015	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	26 RICs consisting of 143 Portfolios	None
Neil A. Cotty 1954	Trustee	Since 2016	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer, from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	26 RICs consisting of 143 Portfolios	None
Dr. Matina S. Horner 1939	Trustee	Since 2007	Executive Vice President, Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	26 RICs consisting of 143 Portfolios	NSTAR (electric and gas utility)
Cynthia A. Montgomery 1952	Trustee	Since 2007	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012.	26 RICs consisting of 143 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 1947	Trustee	Since 2007	General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Chair, Basic Health International (non-profit) since 2015.	26 RICs consisting of 143 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); Consol Energy Inc.
Robert C. Robb, Jr. 1945	Trustee	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981 and Principal since 2010.	26 RICs consisting of 143 Portfolios	None
Mark Stalnecker 1951	Trustee	Since 2015	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee, Winterthur Museum and Country Estate from 2001 to 2015; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System since 2009; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director, SEI Private Trust Co. from 2001 to 2014.	26 RICs consisting of 143 Portfolios	None

120	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016

Officers and Trustees (continued)

Name, Address[1], and Year of Birth	Position(s) Held with the Trust	Length of Time Served[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Independent Trustees[2] (concluded)
Kenneth L. Urish 1951	Trustee	Since 2007	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since founding in 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	26 RICs consisting of 143 Portfolios	None
Claire A. Walton 1957	Trustee	Since 2016	Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group since 2009; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.	26 RICs consisting of 143 Portfolios	None
Frederick W. Winter 1945	Trustee	Since 2007	Director, Alkon Corporation since 1992; Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh, Dean and Professor from 1997 to 2005, Professor until 2013.	26 RICs consisting of 143 Portfolios	None

[1]    The address of each Trustee and Officers is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055

[2]    Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board has determined to extend the terms of Independent Trustees on a case-by-case basis, as appropriate. The Board has unanimously approved extending the mandatory retirement age for David O. Beim and Dr. Matina S. Horner until December 31, 2016, which the Board believes is in the best interests of shareholders of the Trust.

[3]    Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Independent Directors as joining the Board in 2007, those Independent Directors first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: David O. Beim, 1998; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

Interested Trustees[4]
Barbara G. Novick 1960	Trustee	Since 2015	Vice Chairman of BlackRock, Inc. since 2006; Chair of BlackRock’s Government Relations Steering Committee since 2009; Head of the Global Client Group of BlackRock, Inc. from 1988 to 2008.	100 RICs consisting of 217 Portfolios	None
John M. Perlowski 1964	Trustee, President and Chief Executive Officer	Since 2015 (Trustee); Since 2010 (President and Chief Executive Officer)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Fund & Accounting Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.	128 RICs consisting of 315 Portfolios	None

[4]    Ms. Novick and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Fund based on their positions with BlackRock, Inc. and its affiliates. Mr. Perlowski and Ms. Novick are also board members of certain complexes of BlackRock registered open-end and closed-end funds. Mr. Perlowski is also a board member of the BlackRock Equity-Bond Complex and the BlackRock Closed-End Complex, and Ms. Novick is also a board member of the BlackRock Closed-End Complex.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016	121

Officers and Trustees (concluded)

Name, Address[1], and Year of Birth	Position(s) Held with the Trust	Length of Time Served as an Officer	Principal Occupation(s) During Past Five Years
Officers Who Are Not Trutees[2]
Thomas Callahan 1968	Vice President	Since 2016	Managing Director of BlackRock, Inc. since 2013; Head of BlackRock’s Global Cash Management Business since 2016; Co-Head of the Global Cash Management Business from 2014 to 2016; Deputy Head of the Global Cash Management Business from 2013 to 2014; Member of the Cash Management Group Executive Committee since 2013; Chief Executive Officer of NYSE Liffe U.S. from 2008 to 2013.
Jennifer McGovern 1977	Vice President	Since 2014	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock, Inc. from 2008 to 2010.
Neal J. Andrews 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay M. Fife 1970	Treasurer	Since 2007	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer	Since 2014	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer	Since 2015	Director of BlackRock since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock, Inc. since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.
Benjamin Archibald 1975	Secretary	Since 2012	Managing Director of BlackRock, Inc. since 2014; Director of BlackRock, Inc. from 2010 to 2013; Secretary of the iShares® exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.

[1] The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055. [2] Officers of the Trust serve at the pleasure of the Board.

Further information about the Trust’s Officers and Trustees is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7450.

Investment Adviser and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent, Sub-Administrator and Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Custodian The Bank of New York Mellon New York, NY 10286	Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809

Legal Counsel Sidley Austin LLP New York, NY 10019	Independent Registered Public Accounting Firm Deloitte & Touche LLP Philadelphia, PA 19103	Distributor BlackRock Investments, LLC New York, NY 10022

122	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016

Additional Information

Proxy Results

A Special Meeting of Shareholders was held on March 7, 2016 for shareholders of record on December 11, 2015, to elect a Board of Trustees of the Funds.

		Votes For	Votes Withheld
Approved the Trustees* as follows:	David O. Beim	46,764,637,042	54,107,580
	Susan J. Carter	46,790,129,700	28,614,922
	Collette Chilton	46,792,279,798	26,464,824
	Neil A. Cotty	46,790,950,296	27,794,326
	Matina S. Horner	46,792,219,415	26,525,208
	Rodney D. Johnson	46,790,536,049	28,208,573
	Cynthia A. Montgomery	46,792,016,096	26,728,526
	Joseph P. Platt	46,790,616,336	28,128,286
	Robert C. Robb, Jr.	46,792,193,774	26,550,848
	Mark Stalnecker	46,744,874,147	73,870,476
	Kenneth L. Urish	46,745,006,848	73,737,774
	Claire A. Walton	46,791,985,274	26,759,348
	Frederick W. Winter	46,744,191,567	74,553,055
	Barbara G. Novick	46,792,153,288	26,591,334
	John M. Perlowski	46,791,382,034	27,362,588

*	Denotes Trust-wide proposal and voting results.

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7450.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7450.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge, (1) by calling (800) 441-7450; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in each Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7450 and (2) on the SEC’s website at http://www.sec.gov.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016	123

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

124	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2016

The following applies to TempCash, TempFund and MuniCash: This report is intended for existing current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. You could lose money by investing in a Fund. Because the share price of the Funds will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Funds may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Funds’ liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds at any time. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 441-7762. Each Fund’s current 7-day yield more closely reflects the current earnings of a Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

The following applies to Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund: This report is intended for existing current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. You could lose money by investing in a Fund. Although the Funds seek to preserve the value of your investment at $1.00 per share, they cannot guarantee they will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds at any time. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 441-7762. Each Fund’s current 7-day yield more closely reflects the current earnings of a Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

The following applies to California Money Fund, MuniFund and New York Money Fund: This report is intended for existing current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. You could lose money by investing in a Fund. Although the Funds seek to preserve the value of your investment at $1.00 per share, they cannot guarantee they will do so. The Funds may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Funds’ liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds at any time. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 441-7762. Each Fund’s current 7-day yield more closely reflects the current earnings of a Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

BRLF-10/16-AR

Item 2 –	Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
California Money Fund	$22,163	$22,163	$0	$0	$10,812	$10,812	$0	$0
Federal Trust Fund	$22,163	$22,163	$0	$0	$9,792	$9,792	$0	$0
FedFund	$30,000	$25,063	$0	$0	$9,792	$9,792	$4,500	$4,500
MuniCash	$25,700	$22,163	$0	$0	$10,812	$10,812	$0	$0
MuniFund	$24,363	$24,363	$0	$0	$10,812	$10,812	$0	$0
New York Money Fund	$26,500	$22,163	$0	$0	$10,812	$10,812	$0	$0
TempCash	$24,713	$24,713	$0	$0	$9,792	$9,792	$0	$0
TempFund	$32,000	$26,713	$0	$0	$9,792	$9,792	$0	$4,500
T-Fund	$30,000	$25,063	$0	$0	$9,792	$9,792	$0	$0
Treasury Trust Fund	$24,363	$24,363	$0	$0	$9,792	$9,792	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0

(d) All Other Fees[3]	$2,129,000	$2,391,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services includes tax compliance, tax advice and tax planning.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by D&T with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimus exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Fund Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
California Money Fund	$10,812	$10,812
Federal Trust Fund	$9,792	$9,792
FedFund	$9,792	$9,792
MuniCash	$10,812	$10,812
MuniFund	$10,812	$10,812
New York Money Fund	$10,812	$10,812
TempCash	$9,792	$9,792
TempFund	$9,792	$9,792
T-Fund	$9,792	$9,792

Treasury Trust Fund	$9,792	$9,792

Additionally, SSAE 16 Review (Formerly, SAS No. 70) fees for the current and previous fiscal years of $2,129,000 and $2,391,000, respectively, were billed by D&T to the Investment Adviser.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Fund Service Providers that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5	–	Audit Committee of Listed Registrants – Not Applicable

Item 6	–	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10	–	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11	–	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Certifications – Attached hereto

(a)(3) Not Applicable

(b) Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Liquidity Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Liquidity Funds

Date:	January 4, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Liquidity Funds

Date:	January 4, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Liquidity Funds

Date:	January 4, 2017